DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 30.2%
	AUTO LOAN — 7.1%
231,610	American Credit Acceptance Receivables Trust Series 2021-2 C(a)		0.9700	07/13/27	$227,226
220,000	American Credit Acceptance Receivables Trust Series 2022-1 D(a)		2.4600	03/13/28	204,221
230,000	AmeriCredit Automobile Receivables Trust Series 2020-3 C		1.0600	08/18/26	215,839
155,000	Avis Budget Rental Car Funding AESOP, LLC Series 2019-3A A(a)		2.3600	03/20/26	146,667
140,000	Carmax Auto Owner Trust Series 2019-1 C		3.7400	01/15/25	139,866
317,000	CarNow Auto Receivables Trust Series 2023-1(a)		7.2400	09/15/26	317,000
130,794	Carvana Auto Receivables Trust Series 2019-3A D(a)		3.0400	04/15/25	129,277
225,000	Carvana Auto Receivables Trust Series 2021-P3 B		1.4200	08/10/27	188,431
96,655	Carvana Auto Receivables Trust Series 2021-N1 C		1.3000	01/10/28	89,778
116,564	Carvana Auto Receivables Trust Series 2021-N2 C		1.0700	03/10/28	107,301
225,000	CPS Auto Receivables Trust Series 2019-D E(a)		3.8600	10/15/25	219,556
66,778	Credito Real USA Auto Receivables Trust Series 2021-1A A(a)		1.3500	02/16/27	65,412
529,000	DT Auto Owner Trust Series 2023-1A(a)		5.1900	10/16/28	528,907
180,000	Flagship Credit Auto Trust Series 2020-4 C(a)		1.2800	02/16/27	172,437
180,000	Foursight Capital Automobile Receivables Trust Series 2022-1 B(a)		2.1500	05/17/27	168,680
315,000	Foursight Capital Automobile Receivables Trust		5.3900	12/15/27	314,937
432,000	GLS Auto Receivables Issuer Trust Series 2019-4A(a)		4.0900	08/17/26	419,984
345,000	Hertz Vehicle Financing III, LLC(a)		2.6300	06/25/26	315,681
76,396	LAD Auto Receivables Trust Series 2022-1A A(a)		5.2100	06/15/27	75,423
168,877	Lendbuzz Securitization Trust Series 2022-1A(a)		4.2200	05/17/27	162,300
140,000	OneMain Direct Auto Receivables Trust Series 2021-1A B(a)		1.2600	07/14/28	124,020
1,000,000	Santander Drive Auto Receivables Trust Series 2020-2 D		2.2200	09/15/26	977,598
275,000	Santander Drive Auto Receivables Trust Series 2021-3 C		0.9500	09/15/27	266,687
195,000	Santander Drive Auto Receivables Trust Series 2022-5 C		4.7400	10/15/28	192,845
124,335	United Auto Credit Securitization Trust Series 2021-1 C(a)		0.8400	06/10/26	123,670
422,000	United Auto Credit Securitization Trust Series 2023-1(a)		5.9100	07/10/28	421,587
146,000	Veros Auto Receivables Trust Series 2022-1(a)		4.3900	08/16/27	141,758
170,000	Westlake Automobile Receivables Trust Series 2020-3A C(a)		1.2400	11/17/25	165,976
345,000	Westlake Automobile Receivables Trust Series 2022-1A B(a)		2.7500	03/15/27	334,032
415,000	Westlake Automobile Receivables Trust Series 2023-1A(a)		5.7400	08/15/28	415,174
					7,372,270
	CLO — 0.3%
350,000	GoldentTree Loan Management US CLO 1 Ltd.(a),(b)	US0003M + 1.070%	5.8780	01/20/33	345,860

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 30.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 11.1%
854,561	AJAX Mortgage Loan Trust Series 2021-A A1(a),(c)		1.0650	09/25/65	$749,041
110,382	Angel Oak Mortgage Trust Series 2020-R1 A2(a),(c)		1.2470	12/26/24	99,235
70,101	Angel Oak Mortgage Trust Series 2021-8 A1(a),(c)		1.8200	11/25/66	59,893
95,728	Arroyo Mortgage Trust Series 2019-1 A1(a),(c)		3.8050	01/25/49	90,058
105,526	Arroyo Mortgage Trust Series 2019-2 A1(a),(c)		3.3470	04/25/49	100,547
314,342	Bunker Hill Loan Depositary Trust Series 2019-2 A1(a),(d)		2.8790	07/25/49	296,015
36,996	Chase Mortgage Finance Corporation Series 2016-SH2 M2(a),(c)		3.7500	02/25/44	32,916
49,193	Chase Mortgage Finance Corporation Series 2016-SH1 M2(a),(c)		3.7500	04/25/45	42,106
124,314	CIM Trust Series 2021-NR4 A1(a),(d)		2.8160	10/25/61	116,264
70,233	COLT Funding, LLC Series 2021-3R A1(a),(c)		1.0510	12/25/64	61,355
1,574,589	COLT Mortgage Loan Trust Series 2022-4(a),(c)		4.3010	03/25/67	1,538,243
66,670	CSMC Series 2021-NQM1 A1(a),(c)		0.8090	05/25/65	57,051
148,980	CSMC Trust Series 2020-RPL4 A1(a),(c)		2.0000	01/25/60	132,804
24,225	CSMC Trust Series 2020-NQM1 A1(a),(d)		1.2080	05/25/65	22,287
386,614	Ellington Financial Mortgage Trust Series 2019-2 A3(a),(c)		3.0460	11/25/59	365,739
22,971	Flagstar Mortgage Trust Series 2017-1 1A3(a),(c)		3.5000	03/25/47	20,897
10,746	Galton Funding Mortgage Trust Series 2018-1 A23(a),(c)		3.5000	11/25/57	9,939
32,294	JP Morgan Mortgage Trust Series 2017-5 A1(a),(c)		3.2110	12/15/47	31,149
1,070,220	JP Morgan Mortgage Trust Series 2017-4(a),(c)		3.5000	11/25/48	994,838
220,000	LHOME Mortgage Trust Series 2021-RTL1 A1(a),(c)		2.0900	09/25/26	210,103
100,000	METLIFE S.E.CURITIZATION TRUST Series 2017-1A M1(a),(c)		3.4300	04/25/55	90,899
38,801	METLIFE S.E.CURITIZATION TRUST Series 2019-1A A1A(a),(c)		3.7500	04/25/58	37,868
1,387,777	MFA Trust Series 2022-INV1(a),(d)		3.9070	04/25/66	1,337,728
199,632	Mill City Mortgage Loan Trust Series 2019-1 M2(a),(c)		3.5000	10/25/69	177,469
170,000	New Residential Mortgage Loan Trust Series 2022-RTL1 A1F(a)		4.3360	12/25/26	162,782
161,923	New Residential Mortgage Loan Trust Series 2014-3A AFX3(a),(c)		3.7500	11/25/54	151,451
159,544	New Residential Mortgage Loan Trust Series 2016-3A B1(a),(c)		4.0000	09/25/56	147,315
40,963	New Residential Mortgage Loan Trust Series 2016-4A A1(a),(c)		3.7500	11/25/56	38,084
321,718	New Residential Mortgage Loan Trust Series 2017-2A A3(a),(c)		4.0000	03/25/57	305,517
85,698	New Residential Mortgage Loan Trust Series 2018-1A A1A(a),(c)		4.0000	12/25/57	82,135
50,348	New Residential Mortgage Loan Trust Series 2021-NQ2R A1(a),(c)		0.9410	09/25/58	45,635
215,000	New Residential Mortgage Loan Trust Series 2019-RPL2 M2(a),(c)		3.7500	02/25/59	189,134
407,491	New Residential Mortgage Loan Trust Series 2020-1A A1B(a),(c)		3.5000	10/25/59	381,020
13,909	OBX Trust Series 2019-INV1 A3(a),(c)		4.5000	11/25/48	13,560

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 30.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 11.1% (Continued)
135,000	Palisades Mortgage Loan Trust Series 2021-RTL1 A1(a),(d)		2.8570	06/25/26	$127,734
184,998	PRET, LLC Series 2021-RN3 A1(a),(d)		1.8430	09/25/51	169,205
31,836	Provident Funding Mortgage Loan Trust Series 2019-1 A2(a),(c)		3.0000	12/25/49	27,808
171,723	PRPM, LLC Series 2021-2 A1(a),(c)		2.1150	03/25/26	163,307
58,952	RCKT Mortgage Trust Series 2020-1 A1(a),(c)		3.0000	02/25/50	51,499
99,356	RCO VI Mortgage, LLC Series 2022-1 A1(a),(d)		3.0000	01/25/27	94,141
67,772	Residential Mortgage Loan Trust Series 2020-1 A1(a),(c)		2.3760	02/25/24	65,137
10,575	Residential Mortgage Loan Trust Series 2019-2 A1(a),(c)		2.9130	05/25/59	10,332
164,234	SG Residential Mortgage Trust Series 2021-1 A3(a),(c)		1.5600	07/25/61	135,178
75,252	Starwood Mortgage Residential Trust Series 2020-1 A1(a),(c)		2.2750	02/25/50	72,679
24,360	Starwood Mortgage Residential Trust Series 2020-3 A1(a),(c)		1.4860	04/25/65	22,998
365,000	Towd Point Mortgage Trust Series 2021-1 A2(a),(c)		2.7500	11/25/61	300,803
144,877	Verus Securitization Trust Series 2019-INV2 A1(a),(c)		2.9130	07/25/59	140,764
100,000	Verus Securitization Trust Series 2019-4 M1(a),(c)		3.2070	11/25/59	86,631
24,733	Verus Securitization Trust Series 2020-1 A1(a),(d)		2.4170	01/25/60	23,581
46,255	Verus Securitization Trust Series 2021-2 A1(a),(c)		1.0310	02/25/66	40,297
1,850,000	Verus Securitization Trust Series 2023-1(a),(d)		5.8500	12/25/67	1,852,810
166,991	Wells Fargo Mortgage Backed Securities Series 2020-4 A1(a),(c)		3.0000	07/25/50	148,039
					11,724,020
	CREDIT CARD — 0.3%
316,000	Mercury Financial Credit Card Master Trust Series 2023-1A CLASS A(a)		8.0400	09/20/27	315,964

	NON AGENCY CMBS — 2.2%
140,831	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 A1(a),(c)		2.0680	05/25/50	134,777
90,000	BPR Trust Series 2021-KEN A(a),(b)	US0001M + 1.250%	5.7090	02/15/29	88,025
160,000	BX Trust Series 2019-OC11 B(a)		3.6050	12/09/41	140,692
130,000	BX Trust Series 2019-OC11 D(a),(c)		4.0750	12/09/41	108,976
233,239	CHC Commercial Mortgage Trust Series 2019-CHC A(a),(b)	US0001M + 1.120%	5.5790	06/15/34	227,154
89,666	Citigroup Commercial Mortgage Trust Series 2015-GC27 A4		2.8780	02/10/48	86,050
150,000	COMM Mortgage Trust Series 2020-CBM(a)		3.0990	02/10/37	139,036
550,000	CSMC Series 2019-ICE4(a),(b)	US0001M + 0.980%	5.4390	05/15/36	547,808
305,000	GCT Commercial Mortgage Trust Series 2021-GCT A(a),(b)	US0001M + 0.800%	5.2590	02/15/23	285,734
185,000	Hilton USA Trust Series 2016-SFP B(a)		3.3230	11/05/35	176,739
382,500	KKR Industrial Portfolio Trust Series 2021-KDIP(a),(b)	US0001M + 1.000%	5.5930	12/15/37	369,203

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 30.2% (Continued)
	NON AGENCY CMBS — 2.2% (Continued)
62,000	WFRBS Commercial Mortgage Trust Series 2014-C24 AS		3.9310	11/15/47	$59,202
					2,363,396
	OTHER ABS — 6.9%
325,000	ACHV A.B.S TRUST Series 2023-1PL(a)		6.4200	03/18/30	325,250
230,000	American Homes 4 Rent Trust Series 2014-SFR2 C(a)		4.7050	10/17/36	224,746
220,000	American Homes 4 Rent Trust Series 2015-SFR2 C(a)		4.6910	10/17/45	214,273
175,000	AMSR Trust Series 2020-SFR1 B(a)		2.1200	04/17/37	161,540
250,000	AMSR Trust Series 2020-SFR2 C(a)		2.5330	07/17/37	230,021
100,000	AMSR Trust Series 2020-SFR2 D(a)		3.2820	07/17/37	92,640
65,408	Aqua Finance Trust Series 2019-A A(a)		3.1400	07/16/40	61,924
269,984	Aqua Finance Trust Series 2019-A C(a)		4.0100	07/16/40	250,277
270,000	Aqua Finance Trust Series 2020-AA B(a)		2.7900	07/17/46	235,111
215,632	BHG Securitization Trust Series 2021-A A(a)		1.4200	11/17/33	201,714
100,000	CCG Receivables Trust Series 2019-2 B(a)		2.5500	03/15/27	99,256
220,000	CCG Receivables Trust Series 2021-1 C(a)		0.8400	06/14/27	205,304
103,788	CF Hippolyta, LLC Series 2020-1 A1(a)		1.6900	07/15/60	93,830
341,100	CLI Funding VI, LLC Series 2020-1A A(a)		2.0800	09/18/45	302,429
152,829	Conn’s Receivables Funding, LLC Series 2021-A B(a)		2.8700	05/15/26	151,234
61,839	Corevest American Finance Trust Series 2020-1 A1(a)		1.8320	03/15/50	58,029
100,000	Corevest American Finance Trust Series 2019-3 C(a)		3.2650	10/15/52	86,179
193,055	Corevest American Finance Trust Series 2020-4 A(a)		1.1740	12/15/52	172,921
240,000	Dext A.B.S, LLC Series 2020-1 B(a)		1.9200	11/15/27	231,663
285,000	FirstKey Homes Trust Series 2021-SFR1 D(a)		2.1890	08/17/28	245,380
375,000	FirstKey Homes Trust Series 2020-SFR2 B(a)		1.5670	10/19/37	339,890
280,224	Foundation Finance Trust Series 2019-1A A(a)		3.8600	11/15/34	275,107
90,683	HIN Timeshare Trust Series 2020-A C(a)		3.4200	10/09/39	83,967
129,025	Jersey Mike’s Funding Series 2019-1A A2(a)		4.4330	02/15/50	119,385
63,651	MVW, LLC Series 2020-1A A(a)		1.7400	10/20/37	58,950
22,838	Octane Receivables Trust Series 2020-1A A(a)		1.7100	02/20/25	22,606
113,112	Oportun Funding, LLC Series 2022-1 A(a)		3.2500	06/15/29	110,834
41,959	Orange Lake Timeshare Trust Series 2019-A B(a)		3.3600	04/09/38	39,903
265,000	Progress Residential Series 2021-SFR3 D(a)		2.2880	05/17/26	229,949
201,000	Progress Residential Series 2021-SFR1 C(a)		1.5550	04/17/38	175,829
578,959	Progress Residential Trust Series 2020-SFR1 CLASS A(a)		1.7320	04/17/37	539,592

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 30.2% (Continued)
	OTHER ABS — 6.9% (Continued)
550,000	Progress Residential Trust Series 2020-SFR2 E(a)		5.1150	06/17/37	$525,455
275,000	Purchasing Power Funding, LLC Series 2021-A A(a)		1.5700	10/15/25	268,704
265,000	Regional Management Issuance Trust Series 2021-1 A(a)		1.6800	03/17/31	242,052
53,648	Sierra Timeshare Receivables Funding, LLC Series 2020-2A B(a)		2.3200	07/20/37	50,300
85,050	Taco Bell Funding, LLC Series 2016-1A A23(a)		4.9700	05/25/46	83,945
200,000	Tricon American Homes Trust Series 2020-SFR2 D(a)		2.2810	11/17/27	169,138
165,000	Tricon American Homes Trust Series 2019-SFR1 C(a)		3.1490	03/17/38	152,012
160,000	Tricon Residential Trust Series 2021-SFR1 B(a)		2.2440	07/17/38	143,095
					7,274,434
	RESIDENTIAL MORTGAGE — 2.2%
86,407	Ajax Mortgage Loan Trust Series 2019-D A1(a),(d)		2.9560	09/25/65	81,717
148,880	Pretium Mortgage Credit Partners, LLC Series 2021-NPL1 A1(a),(d)		2.2390	09/27/60	140,463
135,000	Towd Point Mortgage Trust Series 2016-4 B1(a),(c)		3.9070	07/25/56	126,838
115,000	Towd Point Mortgage Trust Series 2017-1 M1(a),(c)		3.7500	10/25/56	110,660
460,000	Towd Point Mortgage Trust Series 2017-4 A2(a),(c)		3.0000	06/25/57	420,975
160,000	Towd Point Mortgage Trust Series 2017-6 A2(a),(c)		3.0000	10/25/57	146,265
140,000	Towd Point Mortgage Trust Series 2018-6 A1B(a),(c)		3.7500	03/25/58	130,939
300,000	Towd Point Mortgage Trust Series 2018-6 A2(a),(c)		3.7500	03/25/58	268,445
97,100	Towd Point Mortgage Trust Series 2018-4 A1(a),(c)		3.0000	06/25/58	90,884
255,000	Towd Point Mortgage Trust Series 2019-2 A2(a),(c)		3.7500	12/25/58	231,864
235,000	Towd Point Mortgage Trust Series 2019-4 A2(a),(c)		3.2500	10/25/59	205,703
100,000	Towd Point Mortgage Trust Series 2020-1 M1(a),(c)		3.5000	01/25/60	82,791
93,546	VCAT Asset Securitization, LLC Series 2021-NPL3 A1(a),(d)		1.7430	05/25/51	87,415
54,425	VCAT, LLC Series 2021-NPL2 A1(a),(d)		2.1150	03/27/51	51,814
67,519	VOLT C, LLC Series 2021-NPL9 A1(a),(d)		1.9920	05/25/51	61,869
75,910	VOLT CVI, LLC Series 2021-NP12 A1(a),(d)		2.7340	12/26/51	71,036
					2,309,678
	STUDENT LOANS — 0.1%
68,435	Commonbond Student Loan Trust Series 2020-1 A(a)		1.6900	10/25/51	61,456

	TOTAL ASSET BACKED SECURITIES (Cost $33,285,177)				31,767,078

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 33.3%
	AEROSPACE & DEFENSE — 0.7%
303,000	Boeing Company (The)		5.9300	05/01/60	$307,436
391,000	Huntington Ingalls Industries, Inc.		2.0430	08/16/28	330,375
85,000	TransDigm, Inc.		5.5000	11/15/27	81,189
					719,000
	ASSET MANAGEMENT — 1.3%
92,000	Blackstone Private Credit Fund		2.6250	12/15/26	78,796
125,000	Blue Owl Finance, LLC(a)		3.1250	06/10/31	97,157
410,000	Charles Schwab Corporation (The)(b)	H15T10Y + 3.079%	4.0000	03/01/69	353,216
260,000	Citadel, L.P.(a)		4.8750	01/15/27	255,466
250,000	Drawbridge Special Opportunities Fund, L.P. /(a)		3.8750	02/15/26	230,469
220,000	Icahn Enterprises, L.P. / Icahn Enterprises		5.2500	05/15/27	204,952
128,000	OWL Rock Core Income Corporation		4.7000	02/08/27	117,057
					1,337,113
	AUTOMOTIVE — 0.1%
106,000	Ford Motor Company(g)		3.2500	02/12/32	84,255
70,000	Ford Motor Company		4.7500	01/15/43	54,741
					138,996
	BANKING — 5.0%
200,000	Banco Mercantil del Norte S.A.(a),(b)	H15T10Y + 5.034%	6.6250	01/24/70	176,861
1,200,000	Bank of America Corporation(b)	SOFRRATE + 1.320%	2.6870	04/22/32	1,011,360
390,000	Bank of America Corporation(b)	H15T5Y + 1.200%	2.4820	09/21/36	303,414
400,000	Barclays plc(b)	H15T1Y + 3.500%	7.4370	11/02/33	450,015
200,000	BBVA Bancomer S.A.(a),(b)	H15T5Y + 2.650%	5.1250	01/18/33	190,440
113,000	Citigroup, Inc.(b),(g)	SOFRRATE + 1.280%	5.4550	02/24/28	111,798
325,000	Citigroup, Inc. (b)	US0003M + 1.338%	3.9800	03/20/30	305,388
195,000	Citigroup, Inc. (b)	SOFRRATE + 2.338%	6.2700	11/17/33	211,838
175,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.180%	5.3350	02/24/28	173,804
710,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.065%	1.9530	02/04/32	569,637
240,000	JPMorgan Chase & Company(b)	SOFRRATE + 2.580%	5.7170	09/14/33	247,149
82,000	JPMorgan Chase & Company Series HH(b)	SOFRRATE + 3.125%	4.6000	08/01/68	76,926
205,000	Santander Holdings USA, Inc.		4.4000	07/13/27	199,239

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 33.3% (Continued)
	BANKING — 5.0% (Continued)
200,000	Texas Capital Bancshares, Inc.(b)	H15T5Y + 3.150%	4.0000	05/06/31	$181,967
285,000	Toronto-Dominion Bank (The)(b)	H15T5Y + 4.075%	8.1250	10/31/82	303,169
225,000	Truist Financial Corporation(b)	H15T10Y + 4.349%	5.1000	03/01/69	219,400
68,000	US Bancorp(b)	SOFRRATE + 1.600%	4.8390	02/01/34	67,625
545,000	Wells Fargo & Company(b)	H15T5Y + 3.453%	3.9000	03/15/69	502,763
					5,302,793
	BEVERAGES — 0.6%
265,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.9000	02/01/46	257,973
335,000	Bacardi Ltd.(a)		4.7000	05/15/28	327,371
75,000	Central American Bottling Corp / CBC Bottling(a)		5.2500	04/27/29	72,134
					657,478
	BIOTECH & PHARMA — 0.5%
40,000	Bausch Health Companies, Inc.(a)		5.7500	08/15/27	27,148
265,000	Mylan N.V.		3.9500	06/15/26	252,276
45,000	Par Pharmaceutical, Inc.(a)		7.5000	04/01/27	35,264
120,000	Teva Pharmaceutical Finance Netherlands III BV(g)		3.1500	10/01/26	107,652
681	Viatris, Inc.(a)		2.3000	06/22/27	600
150,000	Viatris, Inc.		2.3000	06/22/27	132,170
					555,110
	CABLE & SATELLITE — 0.2%
14,000	CCO Holdings, LLC / CCO Holdings Capital(a)		6.3750	09/01/29	13,519
180,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.7500	03/01/30	157,907
45,000	CCO Holdings, LLC / CCO Holdings Capital(a),(g)		4.5000	08/15/30	38,527
					209,953
	CHEMICALS — 1.0%
310,000	Albemarle Corporation		5.0500	06/01/32	306,060
80,000	Avient Corporation(a)		7.1250	08/01/30	80,694
235,000	Bayport Polymers, LLC(a)		5.1400	04/14/32	222,521
140,000	International Flavors & Fragrances, Inc.(a)		3.4680	12/01/50	103,070
410,000	Nutrition & Biosciences, Inc.(a)		2.3000	11/01/30	339,591
					1,051,936
	COMMERCIAL SUPPORT SERVICES — 0.0%(e)
50,000	Aramark Services, Inc.(a)		6.3750	05/01/25	50,074

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 33.3% (Continued)
	CONSUMER SERVICES — 0.0%(e)
60,000	Carriage Services, Inc.(a)		4.2500	05/15/29	$49,447

	DIVERSIFIED INDUSTRIALS — 0.3%
301,000	General Electric Company(b)	US0003M + 3.330%	8.0990	06/15/69	301,151

	ELECTRIC UTILITIES — 1.0%
235,000	Enel Finance International N.V.(a)		7.5000	10/14/32	264,444
403,000	Puget Energy, Inc.		2.3790	06/15/28	355,157
404,000	Southern Company (The)(b)	H15T5Y + 2.915%	3.7500	09/15/51	352,625
80,000	Vistra Corporation(a),(b)	H15T5Y + 6.930%	8.0000	04/15/70	78,525
					1,050,751
	ENGINEERING & CONSTRUCTION — 0.4%
140,000	Global Infrastructure Solutions, Inc.(a)		7.5000	04/15/32	119,219
398,000	Sempra Infrastructure Partners, L.P.(a)		3.2500	01/15/32	331,137
					450,356
	GAS & WATER UTILITIES — 0.2%
220,000	Brooklyn Union Gas Company (The)(a)		4.8660	08/05/32	213,321

	HEALTH CARE FACILITIES & SERVICES — 0.8%
360,000	CVS Health Corporation		4.3000	03/25/28	353,182
220,000	HCA, Inc.		5.2500	06/15/49	200,203
400,000	Universal Health Services, Inc.		2.6500	01/15/32	322,272
					875,657
	HOME CONSTRUCTION — 0.7%
105,000	Masco Corporation		2.0000	02/15/31	84,903
105,000	Masco Corporation		3.1250	02/15/51	71,142
47,000	MDC Holdings, Inc.		3.9660	08/06/61	28,215
395,000	PulteGroup, Inc.		6.3750	05/15/33	412,298
					596,558
	HOUSEHOLD PRODUCTS — 0.3%
285,000	Church & Dwight Company, Inc.		5.0000	06/15/52	283,314

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 33.3% (Continued)
	INDUSTRIAL INTERMEDIATE PROD — 0.0%(e)
5,000	Chart Industries, Inc.(a)		7.5000	01/01/30	$5,113

	INDUSTRIAL SUPPORT SERVICES — 0.8%
405,000	Ashtead Capital, Inc.(a)		5.5000	08/11/32	405,689
440,000	Ferguson Finance plc(a)		4.6500	04/20/32	417,103
					822,792
	INSTITUTIONAL FINANCIAL SERVICES — 3.0%
210,000	Bank of New York Mellon Corporation (The)(b)	SOFRINDX + 2.074%	5.8340	10/25/33	227,005
265,000	Bank of New York Mellon Corporation (The)(b)	H15T5Y + 4.358%	4.7000	09/20/68	259,638
620,000	Brookfield Finance, Inc.		2.7240	04/15/31	520,659
250,000	Credit Suisse Group A.G.(a),(b)	SOFRRATE + 5.020%	9.0160	11/15/33	280,874
550,000	Goldman Sachs Group, Inc. (The)(b)	SOFRRATE + 1.090%	1.9920	01/27/32	439,479
290,000	Jefferies Group, LLC / Jefferies Group Capital		2.6250	10/15/31	237,695
475,000	Morgan Stanley(g)		3.1250	07/27/26	449,860
290,000	Morgan Stanley		6.3750	07/24/42	338,019
320,000	State Street Corporation(b)	SOFRRATE + 1.726%	4.1640	08/04/33	304,303
91,000	State Street Corporation(b)	SOFRRATE + 1.567%	4.8210	01/26/34	91,336
					3,148,868
	INSURANCE — 1.9%
245,000	Allstate Corporation (The)(b)	US0003M + 2.938%	5.7500	08/15/53	241,742
185,000	Ascot Group Ltd.(a)		4.2500	12/15/30	162,462
170,000	Brighthouse Financial, Inc.		5.6250	05/15/30	169,972
266,000	Corebridge Financial, Inc.(a),(b)	H15T5Y + 3.846%	6.8750	12/15/52	263,601
175,000	Liberty Mutual Group, Inc.(a),(b)	H15T5Y + 3.315%	4.1250	12/15/51	150,017
168,000	Lincoln National Corporation(b)	US0003M + 2.040%	6.8480	04/20/67	127,260
265,000	MetLife, Inc.(b)	H15T5Y + 3.576%	3.8500	03/15/69	252,871
126,000	MetLife, Inc.(b)	US0003M + 2.959%	5.8750	09/15/66	125,685
385,000	Prudential Financial, Inc.(b)	US0003M + 3.920%	5.6250	06/15/43	383,544
104,000	Prudential Financial, Inc.(b)	H15T5Y + 3.162%	5.1250	03/01/52	97,159
53,000	Prudential Financial, Inc.(b)	H15T5Y + 3.234%	6.0000	09/01/52	52,781
					2,027,094

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 33.3% (Continued)
	LEISURE FACILITIES & SERVICES — 0.1%
5,000	Caesars Entertainment, Inc.(a)		7.0000	02/15/30	$5,132
160,000	Station Casinos, LLC(a)		4.5000	02/15/28	144,243
					149,375
	LEISURE PRODUCTS — 0.1%
166,000	Brunswick Corporation		2.4000	08/18/31	125,538

	MACHINERY — 0.3%
315,000	Regal Rexnord Corporation(a)		6.4000	04/15/33	322,785

	MEDICAL EQUIPMENT & DEVICES — 1.3%
209,000	Bio-Rad Laboratories, Inc.		3.3000	03/15/27	197,539
179,000	Bio-Rad Laboratories, Inc.		3.7000	03/15/32	162,161
295,000	DENTSPLY SIRONA, Inc.		3.2500	06/01/30	258,456
295,000	GE Healthcare Holding, LLC(a)		5.8570	03/15/30	312,618
403,000	Illumina, Inc.		2.5500	03/23/31	333,050
					1,263,824
	METALS & MINING — 1.0%
135,000	Alliance Resource Operating Partners, L.P. /(a)		7.5000	05/01/25	133,809
70,000	Cleveland-Cliffs, Inc.(a)		6.7500	03/15/26	71,135
140,000	FMG Resources August 2006 Pty Ltd.(a)		5.8750	04/15/30	136,665
365,000	Glencore Funding, LLC(a)		2.8500	04/27/31	312,317
345,000	Teck Resources Ltd.		6.1250	10/01/35	360,185
					1,014,111
	OIL & GAS PRODUCERS — 3.4%
385,000	BP Capital Markets plc(b)	H15T5Y + 4.398%	4.8750	12/22/00	360,697
70,000	Chesapeake Escrow Issuer, LLC B(a)		5.5000	02/01/26	67,975
95,000	CrownRock, L.P. / CrownRock Finance, Inc.(a)		5.0000	05/01/29	88,319
125,000	DT Midstream, Inc.(a)		4.1250	06/15/29	111,458
205,000	Ecopetrol S.A.		8.8750	01/13/33	210,733
275,000	Enbridge, Inc.(b),(g)	H15T5Y + 4.418%	7.6250	01/15/83	283,061
175,000	Energy Transfer, L.P.(b)	H15T5Y + 5.694%	6.5000	11/15/69	164,567
125,000	EQM Midstream Partners, L.P.(a)		7.5000	06/01/30	125,099
425,000	Flex Intermediate Holdco, LLC(a)		3.3630	06/30/31	346,137
35,000	Genesis Energy, L.P. / Genesis Energy Finance		8.8750	04/15/30	35,656

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 33.3% (Continued)
	OIL & GAS PRODUCERS — 3.4% (Continued)
165,000	HF Sinclair Corporation		5.8750	04/01/26	$166,138
260,000	Kinder Morgan, Inc.		7.7500	01/15/32	301,790
425,000	Lundin Energy Finance BV(a)		2.0000	07/15/26	384,753
105,000	Occidental Petroleum Corporation		6.1250	01/01/31	109,692
70,000	Parsley Energy, LLC / Parsley Finance Corporation(a)		4.1250	02/15/28	65,040
200,000	Pertamina Persero PT(a)		6.4500	05/30/44	209,542
185,000	Petroleos Mexicanos		7.6900	01/23/50	138,200
250,000	Reliance Industries Ltd.(a)		2.8750	01/12/32	207,402
65,000	Sabine Pass Liquefaction, LLC		4.2000	03/15/28	62,749
95,000	Venture Global Calcasieu Pass, LLC(a)		3.8750	08/15/29	84,691
					3,523,699
	OIL & GAS SERVICES & EQUIPMENT — 0.1%
19,168	Transocean Guardian Ltd.(a)		5.8750	01/15/24	19,449
90,000	USA Compression Partners, L.P. / USA Compression		6.8750	04/01/26	88,209
					107,658
	REAL ESTATE INVESTMENT TRUSTS — 1.8%
365,000	EPR Properties		4.7500	12/15/26	340,662
255,000	GLP Capital, L.P. / GLP Financing II, Inc.		5.7500	06/01/28	260,022
33,000	GLP Capital, L.P. / GLP Financing II, Inc.		3.2500	01/15/32	27,392
240,000	Iron Mountain, Inc.(a)		4.5000	02/15/31	205,973
25,000	MPT Operating Partnership, L.P. / MPT Finance		4.6250	08/01/29	19,469
125,000	MPT Operating Partnership, L.P. / MPT Finance		3.5000	03/15/31	87,672
170,000	Office Properties Income Trust		4.5000	02/01/25	157,528
240,000	Phillips Edison Grocery Center Operating		2.6250	11/15/31	184,052
105,000	Retail Opportunity Investments Partnership, L.P.		4.0000	12/15/24	100,893
225,000	Retail Properties of America, Inc.		4.7500	09/15/30	207,055
75,000	Service Properties Trust		4.9500	02/15/27	61,452
205,000	VICI Properties, L.P.		4.9500	02/15/30	198,382
					1,850,552
	REAL ESTATE OWNERS & DEVELOPERS — 0.2%
275,000	Ontario Teachers’ Cadillac Fairview Properties(a)		2.5000	10/15/31	215,665

	RETAIL - DISCRETIONARY — 0.4%
175,000	BlueLinx Holdings, Inc.(a)		6.0000	11/15/29	155,361

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 33.3% (Continued)
	RETAIL - DISCRETIONARY — 0.4% (Continued)
274,000	Dick’s Sporting Goods, Inc.		3.1500	01/15/32	$223,979
					379,340
	SEMICONDUCTORS — 0.6%
281,000	Broadcom, Inc.		4.1500	11/15/30	261,829
372,000	Entegris Escrow Corporation(a)		4.7500	04/15/29	348,773
					610,602
	SOFTWARE — 0.5%
90,000	Consensus Cloud Solutions, Inc.(a)		6.5000	10/15/28	84,388
395,000	Oracle Corporation		6.2500	11/09/32	429,587
75,000	Oracle Corporation		3.8500	04/01/60	53,938
					567,913
	SPECIALTY FINANCE — 1.0%
235,000	Aviation Capital Group, LLC(a)		3.5000	11/01/27	210,258
210,000	Avolon Holdings Funding Ltd.(a)		4.3750	05/01/26	199,522
307,000	Capital One Financial Corporation(b)	SOFRRATE + 1.337%	2.3590	07/29/32	232,489
219,000	Discover Financial Services		6.7000	11/29/32	233,454
120,000	Ladder Capital Finance Holdings LLLP / Ladder(a)		4.2500	02/01/27	105,949
65,000	OneMain Finance Corporation		6.8750	03/15/25	64,575
					1,046,247
	STEEL — 0.2%
245,000	ArcelorMittal S.A.		6.8000	11/29/32	257,158

	TECHNOLOGY HARDWARE — 1.1%
349,000	CDW, LLC / CDW Finance Corporation		3.5690	12/01/31	300,205
259,000	Dell International, LLC / EMC Corporation		8.1000	07/15/36	302,611
335,000	HP, Inc.		5.5000	01/15/33	328,370
80,000	Motorola Solutions, Inc.		4.6000	05/23/29	78,024
210,000	TD SYNNEX Corporation		2.3750	08/09/28	175,264
					1,184,474
	TECHNOLOGY SERVICES — 1.0%
485,000	CoStar Group, Inc.(a)		2.8000	07/15/30	408,413
137,000	Kyndryl Holdings, Inc.		2.7000	10/15/28	110,130
545,000	Leidos, Inc.		2.3000	02/15/31	438,544

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 33.3% (Continued)
	TECHNOLOGY SERVICES — 1.0% (Continued)
105,000	Science Applications International Corporation(a)		4.8750	04/01/28	$98,564
					1,055,651
	TELECOMMUNICATIONS — 0.4%
160,000	Level 3 Financing, Inc.(a)		4.2500	07/01/28	127,002
270,000	Level 3 Financing, Inc.(a)		3.6250	01/15/29	201,286
112,500	Sprint Spectrum Company, LLC / Sprint Spectrum(a)		4.7380	03/20/25	111,603
					439,891
	TOBACCO & CANNABIS — 0.4%
360,000	BAT Capital Corporation		7.7500	10/19/32	400,906

	TRANSPORTATION & LOGISTICS — 0.6%
430,887	Alaska Airlines 2020-1 Class A Pass Through Trust(a)		4.8000	08/15/27	419,416
212,787	Delta Air Lines 2015-1 Class AA Pass Through Trust		3.6250	07/30/27	198,271
					617,687
	TOTAL CORPORATE BONDS (Cost $36,679,828)				34,979,951

	MUNICIPAL BONDS — 3.7%
	CITY — 0.4%
340,000	City of Bristol VA		4.2100	01/01/42	309,158
145,000	City of San Antonio TX		1.9630	02/01/33	117,134
					426,292
	GOVERNMENT LEASE — 0.1%
145,000	Texas Public Finance Authority		2.1400	02/01/35	112,687

	HOSPITALS — 0.1%
135,000	Idaho Health Facilities Authority		5.0200	03/01/48	129,682

	LOCAL AUTHORITY — 0.8%
320,000	San Diego County Regional Airport Authority		5.5940	07/01/43	320,256
600,000	State of Texas		3.2110	04/01/44	509,725
35,000	Texas Transportation Commission State Highway Fund		4.0000	10/01/33	33,730
					863,711

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 3.7% (Continued)
	MISCELLANEOUS TAX — 0.8%
765,000	Metropolitan Transportation Authority		5.0000	11/15/45	$849,705

	SALES TAX — 0.0%(e)
20,000	Sales Tax Securitization Corporation		3.4110	01/01/43	15,775

	WATER AND SEWER — 1.5%
705,000	Broward County FL Water & Sewer Utility Revenue		4.0000	10/01/47	703,221
625,000	New York State Environmental Facilities		5.0000	06/15/51	700,731
160,000	Santa Clara Valley Water District		2.9670	06/01/50	117,014
					1,520,966
	TOTAL MUNICIPAL BONDS (Cost $4,277,287)				3,918,818

	NON U.S. GOVERNMENT & AGENCIES — 1.4%
	SOVEREIGN — 1.4%
200,000	Colombia Government International Bond		3.2500	04/22/32	147,972
300,000	Dominican Republic International Bond(a)		4.8750	09/23/32	256,257
200,000	Emirate of Dubai Government International Bonds		5.2500	01/30/43	193,608
250,000	Hungary Government International Bond(a)		6.2500	09/22/32	259,164
200,000	Mexico Government International Bond		2.6590	05/24/31	168,062
250,000	Mexico Government International Bond		6.3500	02/09/35	265,929
200,000	Serbia International Bond(a)		6.5000	09/26/33	200,745
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $1,519,174)				1,491,737

	TERM LOANS — 5.1%
	AEROSPACE & DEFENSE — 0.1%
70,694	TransDigm, Inc.(b)	US0001M + 2.250%	6.9800	05/30/25	70,650

	AUTOMOTIVE — 0.1%
71,127	Cooper-Standard Automotive, Inc.(b)	US0002M + 2.000%	6.3840	11/02/23	70,266

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 5.1% (Continued)
	BIOTECH & PHARMA — 0.1%
64,675	Perrigo Investments, LLC(b)	TSFR1M + 2.500%	6.9230	04/07/29	$64,918

	CABLE & SATELLITE — 0.5%
160,000	Cogeco Communications USA II, L.P.(b)	US0001M + 2.000%	6.0710	01/04/25	159,773
177,174	Directv Financing, LLC(b)	US0001M + 5.000%	9.3840	07/22/27	174,637
205,000	Virgin Media Bristol, LLC(b)	US0001M + 2.500%	2.6260	01/04/28	204,232
					538,642
	CHEMICALS — 0.2%
230,487	INEOS US Finance, LLC(b)	TSFR1M + 3.750%	6.0710	11/08/27	230,714

	COMMERCIAL SUPPORT SERVICES — 0.5%
150,000	AlixPartners LLP(b)	US0001M + 2.750%	5.8650	01/28/28	149,959
210,000	Brightview Landscapes, LLC(b)	TSFR1M + 3.250%	0.0000	04/22/29	207,201
205,000	CHG Healthcare Services, Inc.(b)	US0001M + 3.500%	7.6340	09/30/28	203,963
					561,123
	CONTAINERS & PACKAGING — 0.1%
69,807	Berry Global, Inc.(b)	US0001M + 1.750%	6.1520	07/01/26	69,760

	ELECTRIC UTILITIES — 0.2%
210,000	Astoria Energy, LLC(b)	US0001M + 3.500%	4.5000	12/10/27	209,137

	ELECTRICAL EQUIPMENT — 0.3%
270,063	Brookfield WEC Holdings, Inc.(b)	US0001M + 2.750%	7.1340	08/01/25	270,065

	FOOD — 0.3%
205,000	Froneri US, Inc.(b)	US0001M + 2.250%	6.6340	01/30/27	203,384
79,215	Hostess Brands, LLC(b)	US0001M + 2.250%	6.6340	08/03/25	79,363
					282,747
	HEALTH CARE FACILITIES & SERVICES — 0.2%
54,295	Agiliti Health, Inc.(b)	US0003M + 2.750%	7.1250	10/18/25	54,363
71,596	Legacy LifePoint Health, LLC(b)	US0001M + 3.750%	8.1650	11/16/25	69,706
160,000	Milano Acquisition Corporation(b)	US0001M + 4.000%	8.7300	08/17/27	156,559
					280,628

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 5.1% (Continued)
	INDUSTRIAL SUPPORT SERVICES — 0.1%
68,439	Resideo Funding, Inc.(b)	US0001M + 2.250%	6.8600	02/09/28	$68,610

	LEISURE FACILITIES & SERVICES — 0.5%
135,258	Caesars Resort Collection, LLC(b)	US0003M + 2.750%	7.1340	10/02/24	135,313
70,000	Hilton Worldwide Finance, LLC(b)	US0003M + 1.750%	6.3800	06/21/26	69,997
39,800	Scientific Games Corporation(b)	TSFR1M + 3.000%	7.5780	04/07/29	39,814
155,000	Scientific Games Holdings, L.P.(b)	SOFRRATE + 3.500%	8.1030	02/04/29	152,718
68,403	Station Casinos, LLC(b)	US0001M + 2.250%	6.6400	01/31/27	67,976
67,554	UFC Holdings, LLC(b)	US0001M + 2.750%	7.5700	04/29/26	67,301
					533,119
	MACHINERY — 0.1%
71,084	Alliance Laundry Systems, LLC(b)	US0003M + 3.500%	8.3060	09/30/27	71,033
71,268	Standard Industries, Inc.(b)	US0006M + 2.500%	6.4250	08/06/28	71,339
					142,372
	MEDICAL EQUIPMENT & DEVICES — 0.2%
215,000	Mozart Borrower, L.P.(b)	US0001M + 3.250%	7.6340	09/30/28	209,162

	OIL & GAS PRODUCERS — 0.2%
69,107	Freeport LNG Investments LLLP(b)	US0003M + 3.500%	8.3080	11/17/28	67,245
98,366	Oryx Midstream Services Permian Basin, LLC(b)	US0001M + 3.250%	7.9240	09/30/28	98,222
30,000	Whitewater Whistler Holdings, LLC(b)	TSFR1M + 3.250%	0.0000	01/25/30	30,000
					195,467
	PUBLISHING & BROADCASTING — 0.0%(e)
37,394	Nexstar Broadcasting, Inc.(b)	US0001M + 2.500%	6.8840	06/20/26	37,457

	RETAIL - DISCRETIONARY — 0.1%
155,000	PetSmart, Inc.(b)	US0006M + 3.750%	8.1300	01/29/28	154,161

	SOFTWARE — 0.3%
111,830	Applied Systems, Inc.(b)	TSFR1M + 4.500%	9.0800	09/19/26	112,286
69,139	CCC Intelligent Solutions, Inc.(b)	US0003M + 2.250%	6.6340	09/17/28	69,087
55,000	Open Text Corporation(b)		0.0000	11/16/29	55,000
67,926	Sophia, L.P.(b)	US0003M + 3.250%	8.2300	10/07/27	67,053

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 5.1% (Continued)
	SOFTWARE — 0.3% (Continued)
66,740	UKG, Inc.(b)	US0001M + 3.250%	8.0320	05/03/26	$65,764
					369,190
	TECHNOLOGY HARDWARE — 0.1%
68,750	NCR Corporation(b)	US0001M + 2.500%	6.9200	08/08/26	68,578

	TECHNOLOGY SERVICES — 0.3%
58,532	Blackhawk Network Holdings, Inc.(b)	US0001M + 3.000%	7.5380	05/22/25	58,033
64,763	Dun & Bradstreet Corporation (The)(b)	US0001M + 3.250%	7.7670	02/08/26	64,734
69,052	NAB Holdings, LLC(b)	SOFRRATE + 3.000%	7.7300	11/18/28	68,605
56,893	Peraton Corporation(b)	US0001M + 3.750%	8.1340	02/24/28	56,694
68,990	Tenable, Inc.(b)	US0006M + 2.750%	7.1650	06/17/28	68,214
					316,280
	TELECOMMUNICATIONS — 0.3%
205,000	Cincinnati Bell, Inc.(b)	SOFRRATE + 3.250%	3.7500	11/17/28	204,445
96,281	SBA Senior Finance II, LLC(b)	US0001M + 1.750%	6.1400	04/11/25	96,254
					300,699
	TRANSPORTATION & LOGISTICS — 0.3%
24,582	Air Canada(b)	US0006M + 3.500%	8.1300	07/27/28	24,648
101,113	Brown Group Holding, LLC(b)	US0003M + 2.500%	6.8840	04/22/28	100,789
63,000	Mileage Plus Holdings, LLC(b)	US0003M + 5.250%	9.9960	06/25/27	65,792
73,321	PODS, LLC(b)	US0001M + 3.000%	7.3840	03/19/28	71,795
66,500	SkyMiles IP Ltd.(b)	US0003M + 3.750%	8.5580	09/16/27	68,886
					331,910
	TOTAL TERM LOANS (Cost $5,364,454)				5,375,655

	U.S. GOVERNMENT & AGENCIES — 24.7%
	AGENCY FIXED RATE — 2.7%
8,107	Fannie Mae Pool 735061		6.0000	11/01/34	8,487
10,652	Fannie Mae Pool 866009		6.0000	03/01/36	11,255
74,433	Fannie Mae Pool 938574		5.5000	09/01/36	77,808
26,299	Fannie Mae Pool 310041		6.5000	05/01/37	28,562
11,583	Fannie Mae Pool 962752		5.0000	04/01/38	11,980

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 24.7% (Continued)
	AGENCY FIXED RATE — 2.7% (Continued)
15,006	Fannie Mae Pool 909175	5.5000	04/01/38	$15,765
56,228	Fannie Mae Pool 909220	6.0000	08/01/38	58,770
48,750	Fannie Mae Pool AS7026	4.0000	04/01/46	48,021
84,273	Fannie Mae Pool BJ9260	4.0000	04/01/48	82,647
79,274	Freddie Mac Gold Pool G01980	5.0000	12/01/35	81,821
11,109	Freddie Mac Gold Pool G05888	5.5000	10/01/39	11,680
2,369,378	Freddie Mac Pool SD2026	5.0000	11/01/52	2,377,567
				2,814,363
	U.S. TREASURY BONDS — 3.2%
1,040,000	United States Treasury Bond	2.8750	05/15/49	891,170
1,440,000	United States Treasury Bond	2.0000	02/15/50	1,020,600
2,500,000	United States Treasury Bond	1.3750	08/15/50	1,503,076
				3,414,846
	U.S. TREASURY NOTES — 18.8%
1,525,000	United States Treasury Note	3.8750	11/30/27	1,540,190
2,505,000	United States Treasury Note	2.6250	02/15/29	2,368,204
485,000	United States Treasury Note	0.8750	11/15/30	399,973
715,000	United States Treasury Note	1.6250	05/15/31	620,765
540,000	United States Treasury Note	2.8750	05/15/32	512,916
4,940,000	United States Treasury Note	4.1250	11/15/32	5,183,141
2,045,000	United States Treasury Note	1.8750	02/15/51	1,397,949
1,135,000	United States Treasury Note	1.8750	11/15/51	772,642
175,000	United States Treasury Note	2.2500	02/15/52	130,457
655,000	United States Treasury Note	2.8750	05/15/52	560,230
5,925,000	United States Treasury Note	4.0000	11/15/52	6,287,907
				19,774,374
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $29,079,783)			26,003,583

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.8%
	MONEY MARKET FUNDS - 3.0%
3,130,139	Fidelity Government Portfolio, CLASS I, 4.17% (Cost $3,130,139)(f)	$3,130,139

	COLLATERAL FOR SECURITIES LOANED – 0.8%
858,008	Mount Vernon Liquid Assets Portfolio, LLC, 4.47% (Cost $858,008) (f),(h)	858,008

	TOTAL INVESTMENTS – 102.2% (Cost $114,193,850)	$107,524,969
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.2)%	(2,291,621)
	NET ASSETS - 100.0%	$105,233,348

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

SOFRINDX	Secured Overnight Financing Rate Compounded

SOFRRATE	Secured Overnight Financing Rate

TSFR1M	Secured Overnight Financing Rate 1 month

US0001M	ICE LIBOR USD 1 Month

US0002M	ICE LIBOR USD 2 Month

US0003M	ICE LIBOR USD 3 Month

US0006M	ICE LIBOR USD 6 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023 the total market value of 144A securities is 41,045,217 or 39.0% of net assets.

(b)	Variable rate security; the rate shown represents the rate on January 31, 2023.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at January 31, 2023.

(e)	Percentage rounds to less than 0.1%.

(f)	Rate disclosed is the seven day effective yield as of January 31, 2023.

(g)	All or a portion of these securities are on loan. Total loaned securities had a value of $844,491 at January 31, 2023.

(h)	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares					Fair Value
	COMMON STOCKS — 0.2%
	METALS & MINING - 0.2%
23,114	Covia Holdings, LLC(a)				$312,039

	TOTAL COMMON STOCKS (Cost $183,467)				312,039

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 9.6%
	CLO — 9.6%
1,500,000	Apidos CLO XX Series 2015-20A DR(b),(c)	US0003M + 5.700%	10.4920	07/16/31	1,289,148
1,540,000	Atrium IX Series 9A ER(b),(c)	US0003M + 6.450%	11.1860	05/28/30	1,366,262
2,900,000	Benefit Street Partners CLO II Ltd. Series 2013-IIA DR(b),(c)	US0003M + 6.550%	11.3420	07/15/29	2,580,426
2,000,000	Benefit Street Partners CLO III Ltd. Series 2013-IIIA DR(b),(c)	US0003M + 6.600%	11.4080	07/20/29	1,847,340
2,000,000	Benefit Street Partners Clo XII Ltd. Series 2017-12A D(b),(c)	US0003M + 6.410%	11.2020	10/15/30	1,842,252
250,000	CIFC Funding 2013-II Ltd. Series 2013-2A B2LR(b),(c)	US0003M + 6.520%	11.3120	10/18/30	212,107
275,000	CIFC Funding 2017-I Ltd. Series 2017-1A E(b),(c)	US0003M + 6.350%	11.1650	04/23/29	250,773
1,250,000	Goldentree Loan Management US Clo 2 Ltd. Series 2017-2A E(b),(c)	US0003M + 4.700%	9.5080	11/28/30	1,105,071
3,005,000	THL Credit Wind River 2014-2 CLO Ltd. Series 2014-2A ER(b),(c)	US0003M + 5.750%	10.5420	01/15/31	2,213,771
1,750,000	THL Credit Wind River 2019-3 Clo Ltd. Series 2019-3A E2R(b),(c)	US0003M + 6.750%	11.5420	04/15/31	1,443,628
700,000	TICP CLO I-2 Ltd. Series 2018-IA D(b),(c)	US0003M + 5.770%	10.5920	04/26/28	670,812
					14,821,590
	TOTAL ASSET BACKED SECURITIES (Cost $16,660,567)				14,821,590

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 8.0%
	CABLE & SATELLITE — 0.2%
500,000	CSC Holdings, LLC(b)		5.7500	01/15/30	316,888

	CHEMICALS — 0.3%
500,000	Consolidated Energy Finance S.A.(b)		5.6250	10/15/28	435,673

	COMMERCIAL SUPPORT SERVICES — 0.2%
450,000	Deluxe Corporation(b)		8.0000	06/01/29	386,054

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 8.0% (Continued)
	CONSUMER SERVICES — 0.2%
437,000	PROG Holdings, Inc.(b)		6.0000	11/15/29	$370,932

	ELECTRIC UTILITIES — 0.3%
471,000	Calpine Corporation(b)		5.0000	02/01/31	403,553

	ENTERTAINMENT CONTENT — 0.2%
424,000	Paramount Global(d)	H15T5Y + 3.999%	6.3750	03/30/62	369,404

	FOOD — 0.2%
524,000	HLF Financing Sarl, LLC / Herbalife International,(b)		4.8750	06/01/29	385,304

	HEALTH CARE FACILITIES & SERVICES — 0.3%
459,000	CHS/Community Health Systems, Inc.(b),(e)		5.6250	03/15/27	406,910

	LEISURE FACILITIES & SERVICES — 1.1%
440,000	Carnival Corporation(b),(e)		10.5000	06/01/30	424,063
439,000	CEC Entertainment Company, LLC(b)		6.7500	05/01/26	406,637
502,000	NCL Corporation Ltd.(b),(e)		7.7500	02/15/29	431,326
523,000	Royal Caribbean Cruises Ltd.(b)		5.5000	04/01/28	450,471
					1,712,497
	OIL & GAS PRODUCERS — 1.6%
422,000	Genesis Energy, L.P. / Genesis Energy Finance(e)		8.0000	01/15/27	415,147
446,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(b)		5.7500	02/01/29	415,329
416,000	Howard Midstream Energy Partners, LLC(b)		6.7500	01/15/27	406,091
424,000	Independence Energy Finance, LLC(b)		7.2500	05/01/26	407,621
494,000	ITT Holdings, LLC(b),(e)		6.5000	08/01/29	429,307
450,000	Strathcona Resources Ltd.(b),(e)		6.8750	08/01/26	384,239
					2,457,734
	REAL ESTATE INVESTMENT TRUSTS — 0.2%
514,000	Service Properties Trust(e)		4.3750	02/15/30	374,218

	REAL ESTATE OWNERS & DEVELOPERS — 0.3%
458,000	Kennedy-Wilson, Inc.		4.7500	03/01/29	385,363

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 8.0% (Continued)
	RETAIL - DISCRETIONARY — 0.3%
474,000	Ken Garff Automotive, LLC(b)		4.8750	09/15/28	$406,884

	SPECIALTY FINANCE — 0.7%
505,000	Apollo Commercial Real Estate Finance, Inc.(b)		4.6250	06/15/29	414,908
216,000	Burford Capital Global Finance, LLC(b)		6.2500	04/15/28	195,773
236,000	Burford Capital Global Finance, LLC(b)		6.8750	04/15/30	212,863
500,000	Cobra AcquisitionCo, LLC(b)		6.3750	11/01/29	305,603
					1,129,147
	TECHNOLOGY SERVICES — 0.3%
475,000	ION Trading Technologies Sarl(b)		5.7500	05/15/28	407,305

	TELECOMMUNICATIONS — 1.0%
500,000	Altice France S.A.(b)		5.5000	10/15/29	394,251
423,000	Hughes Satellite Systems Corporation		6.6250	08/01/26	409,661
464,000	Sable International Finance Ltd.(b),(e)		5.7500	09/07/27	444,882
550,000	Telesat Canada / Telesat, LLC(b)		4.8750	06/01/27	270,130
					1,518,924
	TRANSPORTATION & LOGISTICS — 0.3%
372,000	American Airlines, Inc.(b),(e)		11.7500	07/15/25	414,592

	WHOLESALE - CONSUMER STAPLES — 0.3%
571,000	C&S Group Enterprises, LLC(b)		5.0000	12/15/28	440,389

	TOTAL CORPORATE BONDS (Cost $14,192,871)				12,321,771

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 79.8%
	AEROSPACE & DEFENSE — 1.2%
770,465	Dynasty Acquisition Company, Inc.(c)	US0001M + 3.500%	7.9230	04/08/26	757,756
738,111	Spirit AeroSystems, Inc.(c)	TSFR1M + 4.300%	8.8230	11/23/27	740,417
415,299	Standard Aero Ltd.(c)	US0001M + 3.500%	7.9230	04/08/26	408,449
					1,906,622

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 79.8% (Continued)
	APPAREL & TEXTILE PRODUCTS — 0.5%
729,126	Birkenstock US BidCo, Inc.(c)	US0001M + 3.300%	7.6900	04/28/28	$728,328

	ASSET MANAGEMENT — 3.0%
1,183,897	Advisor Group Holdings, Inc.(c)	US0001M + 4.500%	8.8840	07/31/26	1,177,380
1,186,990	Hightower Holding, LLC(c)	US0001M + 4.430%	8.8150	04/21/28	1,158,799
1,184,733	Nexus Buyer, LLC(c)	US0001M + 3.750%	8.1340	11/08/26	1,164,847
1,197,776	NFP Corporation(c)	ICE LIBOR USD 1 Month + 3.250%	7.6340	02/04/27	1,177,192
					4,678,218
	AUTOMOTIVE — 0.7%
1,193,520	Dexko Global, Inc.(c)	US0001M + 3.750%	8.4800	09/24/28	1,106,847

	BEVERAGES — 0.9%
1,349,494	Pegasus Bidco BV(c)	TSFR1M + 4.000%	8.5150	05/05/29	1,342,747

	BIOTECH & PHARMA — 0.5%
771,243	Curium Bidco Sarl(c)	US0001M + 4.250%	8.9800	09/10/27	772,207

	CABLE & SATELLITE — 1.5%
1,194,839	CSC Holdings, LLC(c)	ICE LIBOR USD 3 Month + 2.140%	6.5680	07/17/25	1,156,006
1,150,000	UPC Financing Partnership(c)	US0001M + 3.000%	7.3840	01/31/29	1,149,713
					2,305,719
	CHEMICALS — 2.9%
700,000	ASP Unifrax Holdings, Inc.(c)	US0003M + 4.730%	3.9740	11/05/25	635,761
562,005	Diamond BC BV(c)	US0001M +4.380%	7.1650	09/15/28	557,040
1,401,947	Groupe Solmax, Inc.(c)	US0001M + 4.750%	9.4800	07/23/28	1,181,140
1,277,263	Iris Holding, Inc.(c)	TSFR1M + 4.420%	8.9440	06/15/28	1,152,730
1,185,800	NIC Acquisition Corporation(c)	ICE LIBOR USD 1 Month + 3.750%	8.4800	01/14/28	981,249
					4,507,920
	COMMERCIAL SUPPORT SERVICES — 3.7%
777,937	Amentum Government Services Holdings, LLC(c)	SOFRRATE + 4.000%	7.5580	02/07/29	768,699
1,185,000	APX Group, Inc.(c)	US0001M + 2.500%	9.7500	07/01/28	1,175,970
560,000	CHG Healthcare Services, Inc.(c)	US0001M + 3.500%	7.6340	09/30/28	557,166

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 79.8% (Continued)
	COMMERCIAL SUPPORT SERVICES — 3.7% (Continued)
1,121,462	Garda World Security Corporation(c)	US0001M + 4.250%	8.9300	10/30/26	$1,119,780
772,026	Prime Security Services Borrower, LLC(c)	US0001M + 2.750%	7.5170	09/23/26	772,508
1,184,962	Sotheby’s(c)	US0001M + 4.500%	9.3300	01/15/27	1,184,074
					5,578,197
	CONSTRUCTION MATERIALS — 2.1%
1,132,109	Foley Products Company, LLC(c)	SOFRRATE + 4.750%	9.4800	02/10/29	1,115,840
884,538	Quikrete Holdings, Inc.(c)	US0001M + 3.000%	7.3840	06/11/28	882,627
1,183,471	US Silica Company(c)	US0003M + 4.000%	8.4380	05/01/25	1,182,732
					3,181,199
	CONSUMER SERVICES — 0.7%
1,180,509	Mckissock Investment Holdings, LLC(c)	SOFRRATE + 5.000%	9.7850	03/04/29	1,145,094

	CONTAINERS & PACKAGING — 3.1%
750,132	Charter Next Generation, Inc.(c)	US0001M +4.730%	8.1340	12/01/27	746,981
1,184,281	Clydesdale Acquisition Holdings, Inc.(c)	TSFR1M + 4.250%	8.6980	03/30/29	1,165,380
1,275,254	LABL, Inc.(c)	US0001M + 5.000%	9.3840	10/22/28	1,247,129
1,190,375	Patriot Container Corporation(c)	ICE LIBOR USD 3 Month + 3.750%	8.1730	03/16/25	1,107,347
515,876	Trident TPI Holdings, Inc.(c)	US0001M + 4.000%	8.7300	07/29/28	507,307
73,423	Trident TPI Holdings, Inc.(c)	US0001M + 4.000%	8.7300	07/29/28	72,204
					4,846,348
	E-COMMERCE DISCRETIONARY — 1.0%
1,043,440	CNT Holdings I Corporation(c)	ICE LIBOR USD 1 Month + 3.500%	8.1250	10/16/27	1,032,598
524,000	CNT Holdings I Corporation(c)	US0001M +6.990%	11.3750	11/06/28	506,095
					1,538,693
	ELECTRIC UTILITIES — –%(f)
635,000	Texas Competitive Electric Holdings Company, LLC /(g)		—	11/22/49	—

	ELECTRICAL EQUIPMENT — 1.1%
490,564	Brookfield WEC Holdings, Inc.(c)	US0001M + 2.750%	7.1340	08/01/25	490,567
475,398	Brookfield WEC Holdings, Inc.(c)	TSFR1M + 3.550%	8.0730	08/01/25	476,501
554,454	Icebox Holdco III, Inc.(c)	US0001M + 3.750%	8.2300	12/14/28	535,049
115,642	Icebox Holdco III, Inc.(c)	US0001M +3.850%	8.2300	12/14/28	111,594

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 79.8% (Continued)
	ELECTRICAL EQUIPMENT — 1.1% (Continued)
179,825	Icebox Holdco III, Inc.(c)	US0001M + 6.750%	11.4800	12/15/29	$160,943
					1,774,654
	ENGINEERING & CONSTRUCTION — 1.4%
1,185,000	USIC Holdings, Inc.(c)	US0001M + 3.500%	7.8840	05/14/28	1,154,267
1,059,178	VM Consolidated, Inc.(c)	US0001M + 3.250%	7.6340	03/26/28	1,061,826
					2,216,093
	ENTERTAINMENT CONTENT — 1.4%
1,187,661	NEP Group, Inc.(c)	US0003M + 3.250%	7.6340	10/20/25	1,073,051
1,118,850	Univision Communications, Inc.(c)	TSFR1M + 4.310%	8.8300	06/10/29	1,120,249
					2,193,300
	HEALTH CARE FACILITIES & SERVICES — 5.3%
1,185,000	Bella Holding Company, LLC(c)	US0001M + 3.750%	8.1340	04/01/28	1,158,338
1,180,644	Corgi BidCo, Inc.(c)	TSFR1M + 5.060%	9.5800	09/20/29	1,130,957
1,194,339	Milano Acquisition Corporation(c)	US0001M + 4.000%	8.7300	08/17/27	1,168,661
1,202,106	Packaging Coordinators Midco, Inc.(c)	ICE LIBOR USD 1 Month + 3.750%	8.2300	09/25/27	1,182,037
1,325,361	Phoenix Newco, Inc.(c)	US0001M + 3.250%	7.6340	08/11/28	1,316,474
1,187,970	Radnet Management, Inc.(c)	US0001M + 3.000%	7.7350	04/23/28	1,178,846
1,367,290	Team Health Holdings, Inc.(c)	SOFRRATE + 5.250%	9.5730	02/17/27	1,139,978
					8,275,291
	INDUSTRIAL INTERMEDIATE PROD — 0.4%
644,037	Crosby US Acquisition Corporation(c)	TSFR1M + 4.800%	9.3210	06/27/26	627,936

	INSTITUTIONAL FINANCIAL SERVICES — 0.8%
1,180,850	Aretec Group, Inc.(c)	US0003M + 4.250%	8.7730	10/01/25	1,169,750

	INSURANCE — 3.6%
578,157	Alliant Holdings Intermediate, LLC(c)	US0001M + 3.500%	8.0080	11/06/27	578,157
604,000	Alliant Holdings Intermediate, LLC(c)	US0001M + 4.500%	8.0080	11/12/27	604,000
757,086	Asurion, LLC(c)	ICE LIBOR USD 1 Month + 3.250%	7.6340	12/18/26	725,977
663,840	Asurion, LLC(c)	ICE LIBOR USD 1 Month + 3.250%	7.6340	07/28/27	628,849
355,000	Asurion, LLC(c)	US0001M + 5.250%	9.6340	01/29/28	297,934
365,000	Asurion, LLC(c)	US0001M + 5.250%	9.6340	01/14/29	307,058

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 79.8% (Continued)
	INSURANCE — 3.6% (Continued)
1,184,887	HUB International Ltd.(c)	US0001M + 3.250%	8.0580	04/25/25	$1,185,522
62,020	HUB International Ltd.(c)	TSFR1M + 3.700%	8.2200	11/10/29	62,068
1,042,413	Sedgwick Claims Management Services, Inc.(c)	US0003M + 3.250%	7.6340	11/05/25	1,039,228
188,663	Sedgwick Claims Management Services, Inc.(c)	US0001M + 3.750%	8.1340	09/03/26	188,780
					5,617,573
	LEISURE FACILITIES & SERVICES — 7.2%
1,743,485	Aimbridge Acquisition Company, Inc.(c)	US0003M + 3.750%	8.1340	02/01/26	1,614,170
1,299,499	AMC Entertainment Holdings, Inc.(c)	US0003M + 3.000%	7.4300	04/22/26	772,968
523,024	Carnival Corporation(c)	US0001M + 3.000%	7.3840	06/30/25	515,974
639,955	Carnival Corporation(c)	US0001M + 3.250%	7.6340	10/08/28	626,090
1,340,804	Dave & Buster’s, Inc.(c)	TSFR1M + 4.920%	9.4380	06/23/29	1,344,491
1,197,977	Fogo De Chao, Inc.(c)	US0003M + 4.250%	8.6340	04/05/25	1,152,681
2,548,030	Hornblower Sub, LLC(c)	US0001M + 4.500%	8.6700	04/27/25	1,727,896
867,816	Playa Resorts Holding BV(c)	TSFR1M + 4.210%	8.7280	11/22/28	863,164
1,322,453	William Morris Endeavor Entertainment, LLC(c)	US0003M + 2.750%	7.1400	05/29/25	1,317,262
1,452,225	Wok Holdings, Inc.(c)	US0003M + 6.250%	11.2350	03/01/26	1,268,882
					11,203,578
	LEISURE PRODUCTS — 1.0%
1,578,360	Varsity Brands Holding Company, Inc.(c)	US0003M + 3.500%	7.8840	12/15/24	1,570,468

	MACHINERY — 1.3%
826,051	Alliance Laundry Systems, LLC(c)	US0001M + 3.500%	8.3060	09/30/27	825,452
724	Filtration Group Corporation(c)	ICE LIBOR USD 3 Month + 3.000%	6.7540	03/29/25	724
1,184,416	STS Operating, Inc.(c)	US0003M + 4.250%	8.6340	12/07/24	1,145,282
					1,971,458
	MEDICAL EQUIPMENT & DEVICES — 1.0%
1,570,090	Mozart Borrower, L.P.(c)	US0001M + 3.250%	7.6340	09/30/28	1,527,454

	OIL & GAS PRODUCERS — 3.7%
1,551,228	CQP Holdco, L.P.(c)	US0001M + 3.750%	8.4800	06/04/28	1,555,983
785,558	EG America, LLC(c)	US0003M + 4.000%	8.7300	02/05/25	760,459
1,172,780	M6 ETX Holdings II Midco, LLC(c)	TSFR1M + 4.640%	9.1580	08/11/29	1,172,780
1,188,057	Medallion Midland Acquisition, L.P.(c)	US0001M + 3.750%	8.5920	10/14/28	1,189,726

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 79.8% (Continued)
	OIL & GAS PRODUCERS — 3.7% (Continued)
974,753	TransMontaigne Operating Company, L.P.(c)	US0001M + 3.500%	8.0080	11/05/28	$973,227
					5,652,175
	PUBLISHING & BROADCASTING — 0.8%
1,203,950	Sinclair Television Group, Inc.(c)	TSFR1M + 3.750%	8.1730	04/13/29	1,186,342

	REAL ESTATE INVESTMENT TRUSTS — 0.8%
1,188,000	Claros Mortgage Trust, Inc.(c)	US0001M + 4.500%	9.0780	08/09/26	1,180,575

	RETAIL - DISCRETIONARY — 3.2%
729,400	Hertz Corporation (The)(c)	US0001M + 3.250%	7.6300	06/14/28	727,784
139,557	Hertz Corporation (The)(c)	US0001M + 3.250%	7.6300	06/14/28	139,248
1,197,756	JP Intermediate B, LLC(c)	US0003M + 5.500%	9.9150	11/20/25	862,384
1,279,099	LBM Acquisition, LLC(c)	US0001M + 3.750%	7.1210	12/18/27	1,160,117
535,463	Petco Health & Wellness Company, Inc.(c)	US0001M + 3.250%	7.8350	02/25/28	530,807
512,200	PetSmart, Inc.(c)	US0003M + 3.750%	8.1300	01/29/28	509,426
1,191,062	Specialty Building Products Holdings, LLC(c)	US0001M + 3.750%	7.7670	10/05/28	1,144,992
					5,074,758
	SEMICONDUCTORS — 0.0%(f)
57,359	Altar Bidco, Inc.(c)	SOFRRATE + 5.600%	10.5120	11/17/29	50,906

	SOFTWARE — 12.1%
706,560	Applied Systems, Inc.(c)	US0003M + 2.000%	6.6740	09/19/24	708,475
190,250	Applied Systems, Inc.(c)	US0001M + 5.500%	11.3300	09/19/25	190,667
186,142	athenahealth, Inc.(c)	SOFRRATE +3.310%	7.8210	01/27/29	176,912
1,090,818	athenahealth, Inc.(c)	SOFRRATE + 3.500%	8.0120	01/27/29	1,036,729
599,325	Barracuda Networks, Inc.(c)	ICE LIBOR USD 3 Month + 3.750%	8.5940	02/12/25	581,561
585,839	Barracuda Networks, Inc.(c)	TSFR1M + 4.070%	8.5940	05/17/29	568,475
1,158,119	Central Parent, Inc.(c)	TSFR1M + 4.560%	9.0800	06/09/29	1,157,215
1,810,103	Condor Merger Sub, Inc.(c)	SOFRRATE + 4.000%	8.1840	02/03/29	1,713,100
592,386	Dcert Buyer, Inc.(c)	US0003M + 4.000%	8.6960	08/08/26	586,418
600,000	Dcert Buyer, Inc.(c)	US0001M + 7.000%	11.6960	02/16/29	552,624
1,186,725	Epicor Software Corporation(c)	US0001M + 3.250%	7.6340	07/31/27	1,167,612

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 79.8% (Continued)
	SOFTWARE — 12.1% (Continued)
1,780,769	Greeneden US Holdings II, LLC(c)	ICE LIBOR USD 1 Month + 4.000%	8.3840	10/08/27	$1,752,019
600,000	Helios Software Holdings, Inc.(c)	US0001M + 3.750%	8.4800	03/11/28	594,159
1,092,359	MedAssets Software Intermediate Holdings, Inc.(c)	US0001M + 4.000%	8.3840	11/19/28	995,412
121,719	MedAssets Software Intermediate Holdings, Inc.(c)	US0001M + 6.750%	11.1340	11/19/29	86,231
1,184,694	Project Boost Purchaser, LLC(c)	US0003M + 3.500%	7.8840	05/30/26	1,164,981
1,178,100	Proofpoint, Inc.(c)	US0001M + 3.250%	7.9850	06/10/28	1,157,206
1,086,869	RealPage, Inc.(c)	US0001M + 3.250%	7.3840	02/18/28	1,062,213
779,175	Sophia, L.P.(c)	US0003M + 3.250%	8.2300	09/23/27	769,162
267,002	Sophia, L.P.(c)	SOFRRATE + 4.250%	8.5730	10/07/27	264,109
1,187,755	Ultimate Software Group, Inc. (The)(c)	ICE LIBOR USD 3 Month + 3.750%	8.1340	04/08/26	1,178,027
1,328,329	Waystar Technologies, Inc.(c)	US0001M + 4.000%	8.3840	10/23/26	1,322,524
					18,785,831
	SPECIALTY FINANCE — 0.4%
622,612	Apollo Commercial Real Estate Finance, Inc.(c)	US0001M + 3.500%	7.8890	03/11/28	597,707

	TECHNOLOGY HARDWARE — 1.5%
1,184,576	VeriFone Systems, Inc.(c)	ICE LIBOR USD 3 Month + 4.000%	8.3590	08/20/25	1,117,310
1,213,963	Viasat, Inc.(c)	SOFRRATE + 4.500%	9.0520	02/24/29	1,216,050
					2,333,360
	TECHNOLOGY SERVICES — 4.4%
177,300	ION Trading Finance Ltd.(c)	US0001M + 4.750%	9.4800	03/26/28	172,180
1,140,000	MoneyGram International, Inc.(c)	US0001M + 4.500%	8.8840	07/21/26	1,139,288
1,215,637	MPH Acquisition Holdings, LLC(c)	US0001M + 4.250%	8.9850	08/17/28	1,096,730
1,185,320	Peraton Corporation(c)	US0001M + 3.750%	8.1340	02/24/28	1,181,172
1,169,081	Sitel Worldwide Corporation(c)	US0001M + 3.750%	8.1400	07/29/28	1,170,787
1,306,417	Travelport Finance Luxembourg Sarl(c)	US0003M + 5.000%	9.7300	05/29/26	841,332
1,162,101	Verscend Holding Corporation(c)	US0001M + 4.000%	8.3840	08/27/25	1,162,409
					6,763,898
	TELECOMMUNICATIONS — 2.5%
615,875	Altice France S.A.(c)	ICE LIBOR USD 3 Month + 2.750%	7.1650	06/22/25	611,179
756,796	Altice France S.A.(c)	ICE LIBOR USD 3 Month + 3.688%	8.5170	01/09/26	730,308

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 79.8% (Continued)
	TELECOMMUNICATIONS — 2.5% (Continued)
223,975	Altice France S.A.(c)	ICE LIBOR USD 3 Month + 4.000%	8.6500	01/31/26	$216,696
890,378	CCI Buyer, Inc.(c)	US0001M + 4.000%	8.5800	12/12/27	875,909
883,720	Connect Finco S.A.RL(c)	US0001M + 3.500%	7.8900	12/12/26	878,750
1,235	Intelsat Jackson Holdings S.A.		8.6250	01/02/24	—
1,201,429	Telesat, LLC(c)	US0001M + 2.750%	7.1700	12/06/26	561,668
					3,874,510
	TRANSPORTATION & LOGISTICS — 3.3%
680,000	AAdvantage Loyalty IP Ltd.(c)	US0003M + 4.750%	9.5580	03/10/28	699,336
972,642	Air Canada(c)	US0001M + 3.500%	8.1300	07/27/28	975,244
1,184,593	Kenan Advantage Group, Inc. (The)(c)	US0001M + 3.750%	8.1340	03/24/26	1,173,979
692,663	United Airlines, Inc.(c)	US0001M + 3.750%	8.5680	04/14/28	693,954
1,475,227	WestJet Airlines Ltd.(c)	US0003M + 2.700%	7.5080	10/08/26	1,420,924
					4,963,437
	WHOLESALE - DISCRETIONARY — 0.8%
1,187,692	Fastlane Parent Company, Inc.(c)	US0001M + 4.500%	8.8840	02/04/26	1,181,160

	TOTAL TERM LOANS (Cost $127,466,366)				123,430,353

Shares		Expiration Date	Exercise Price		Fair Value
	RIGHT — 0.0%(f)
	NON-LISTED RIGHT - 0.0% (f)
10,588	TRA Rights	1/22/2024	—		13,145

	TOTAL RIGHT (Cost $17,470)				13,145

Shares		Expiration Date	Exercise Price		Fair Value
	WARRANT — 0.1%
	PUBLISHING & BROADCASTING - 0.1%
14,905	iHeartMedia, Inc.	05/02/2039	$ 0 .00		111,788

	TOTAL WARRANT (Cost $287,609)				111,788

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.1%
	COLLATERAL FOR SECURITIES LOANED - 2.5%
3,769,535	Mount Vernon Liquid Assets Portfolio, LLC, 4.49% (Cost $3,769,535)(h)(i)	$3,769,535

	MONEY MARKET FUND - 0.6%
995,161	Fidelity Government Portfolio, CLASS I, 4.17% (Cost $995,161)(h)	995,161

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,764,696)	4,764,696

	TOTAL INVESTMENTS - 100.8% (Cost $163,573,046)	$155,775,382
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(1,253,791)
	NET ASSETS - 100.0%	$154,521,591

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	TSFR1M

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023 the total market value of 144A securities is 25,189,568 or 16.3% of net assets.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Variable rate security; the rate shown represents the rate on January 31, 2023.

(e)	All or a portion of these securities are on loan. Total loaned securities had a value of $3,718,575 at January 31, 2023.

(f)	Percentage rounds to less than 0.1%.

(g)	Represents issuer in default on interest payments; non-income producing security.

(h)	Rate disclosed is the seven day effective yield as of January 31, 2023.

(i)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares					Fair Value
	COMMON STOCKS — 2.1%
	OIL & GAS SERVICES & EQUIPMENT - 2.1%
50	Hi-Crush(a),(g)				$1,935,600

	TOTAL COMMON STOCKS (Cost $1,196,933)				1,935,600

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 94.5%
	AEROSPACE & DEFENSE — 1.6%
545,000	Moog, Inc.(b)		4.2500	12/15/27	507,240
493,000	Rolls-Royce plc(b)		5.7500	10/15/27	479,807
457,000	Spirit AeroSystems, Inc.(b)		7.5000	04/15/25	459,111
					1,446,158
	ASSET MANAGEMENT —0.7%
415,000	AG Issuer, LLC(b)		6.2500	03/01/28	394,686
333,000	NFP Corporation(b)		4.8750	08/15/28	291,227
					685,913
	AUTOMOTIVE — 1.7%
185,000	Ford Motor Company(c)		3.2500	02/12/32	147,049
404,000	Ford Motor Company		4.7500	01/15/43	315,935
211,000	Ford Motor Credit Co LLC		4.0000	11/13/30	183,664
205,000	Ford Motor Credit Company, LLC		4.9500	05/28/27	195,780
728,000	Ford Motor Credit Company, LLC		7.3500	11/04/27	765,309
					1,607,737
	BIOTECH & PHARMA — 1.1%
372,000	Grifols Escrow Issuer S.A.(b)		4.7500	10/15/28	324,016
200,000	Organon Finance 1, LLC(b)		4.1250	04/30/28	181,860
589,000	Organon Finance 1, LLC(b)		5.1250	04/30/31	532,629
					1,038,505
	CABLE & SATELLITE — 5.7%
1,290,000	Altice Financing S.A.(b),(c)		5.0000	01/15/28	1,096,918
555,000	Block Communications, Inc.(b)		4.8750	03/01/28	489,144
378,000	CCO Holdings, LLC / CCO Holdings Capital(b)		5.0000	02/01/28	353,211
825,000	CCO Holdings, LLC / CCO Holdings Capital(b)		5.3750	06/01/29	764,045
800,000	CCO Holdings, LLC / CCO Holdings Capital(b)		6.3750	09/01/29	772,500

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 94.5% (Continued)
	CABLE & SATELLITE — 5.7% (Continued)
775,000	CSC Holdings, LLC(b)		5.7500	01/15/30	$491,176
680,000	CSC Holdings, LLC(b)		4.6250	12/01/30	402,878
610,000	Sirius XM Radio, Inc.(b)		4.0000	07/15/28	543,742
435,000	UPC Broadband Finco BV(b)		4.8750	07/15/31	383,302
					5,296,916
	CHEMICALS —2.1%
604,000	Consolidated Energy Finance S.A.(b)		5.6250	10/15/28	526,292
480,000	Methanex Corporation		5.1250	10/15/27	457,795
531,000	Minerals Technologies, Inc.(b)		5.0000	07/01/28	486,131
614,000	Trinseo Materials Operating SCA / Trinseo(b),(c)		5.1250	04/01/29	443,244
					1,913,462
	COMMERCIAL SUPPORT SERVICES — 5.0%
400,000	Allied Universal Holdco, LLC / Allied Universal(b)		4.6250	06/01/28	345,530
585,000	Brink’s Company (The)(b)		4.6250	10/15/27	546,479
87,000	Covanta Holding Corporation		5.0000	09/01/30	74,259
456,000	Covert Mergeco, Inc.(b)		4.8750	12/01/29	398,364
630,000	Deluxe Corporation(b)		8.0000	06/01/29	540,475
228,000	Garda World Security Corporation(b)		4.6250	02/15/27	207,805
56,000	Garda World Security Corporation(b)		9.5000	11/01/27	55,446
222,000	Garda World Security Corporation(b)		6.0000	06/01/29	185,608
612,000	Harsco Corporation(b)		5.7500	07/31/27	518,548
380,000	Korn Ferry(b)		4.6250	12/15/27	357,597
515,000	Prime Security Services Borrower, LLC / Prime(b)		5.7500	04/15/26	507,133
505,000	Sotheby’s(b)		7.3750	10/15/27	488,815
580,000	TriNet Group, Inc.(b)		3.5000	03/01/29	487,847
					4,713,906
	CONSTRUCTION MATERIALS — 0.5%
328,000	Standard Industries, Inc.(b)		4.7500	01/15/28	307,669
199,000	Standard Industries, Inc.(b)		3.3750	01/15/31	158,322
					465,991
	CONSUMER SERVICES —1.1%
600,000	PROG Holdings, Inc.(b)		6.0000	11/15/29	509,289
561,000	Rent-A-Center, Inc.(b),(c)		6.3750	02/15/29	477,529
					986,818

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 94.5% (Continued)
	CONTAINERS & PACKAGING — 3.2%
414,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh(b)		3.2500	09/01/28	$363,803
139,000	Ball Corporation		5.2500	07/01/25	138,477
199,000	Ball Corporation		2.8750	08/15/30	163,423
580,000	Clydesdale Acquisition Holdings, Inc.(b)		6.6250	04/15/29	572,633
479,000	Crown Americas, LLC		5.2500	04/01/30	458,536
507,000	LABL, Inc.(b)		5.8750	11/01/28	458,049
252,000	Mauser Packaging Solutions Holding Company(b)		7.8750	08/15/26	254,520
90,000	Sealed Air Corporation(b)		5.0000	04/15/29	85,396
465,000	Silgan Holdings, Inc.		4.1250	02/01/28	434,177
					2,929,014
	ELECTRIC UTILITIES — 1.8%
453,000	Calpine Corporation(b)		5.0000	02/01/31	388,130
332,000	Calpine Corporation(b)		3.7500	03/01/31	277,236
165,000	Clearway Energy Operating, LLC(b)		3.7500	01/15/32	136,335
510,000	NRG Energy Inc(b)		3.6250	02/15/31	400,983
510,000	Vistra Operations Company, LLC(b)		5.0000	07/31/27	480,671
					1,683,355
	ENGINEERING & CONSTRUCTION — 0.6%
557,000	VM Consolidated, Inc.(b)		5.5000	04/15/29	513,578

	ENTERTAINMENT CONTENT — 1.7%
445,000	Banijay Entertainment S.A.SU(b)		5.3750	03/01/25	429,977
354,000	Paramount Global(d)	H15T5Y + 3.999%	6.3750	03/30/62	308,417
735,000	Univision Communications, Inc.(b)		6.6250	06/01/27	721,230
131,000	Univision Communications, Inc.(b)		7.3750	06/30/30	128,634
					1,588,258
	FOOD —1.6%
208,000	Herbalife Nutrition Ltd. / HLF Financing, Inc.(b)		7.8750	09/01/25	195,426
675,000	HLF Financing Sarl, LLC / Herbalife International,(b)		4.8750	06/01/29	496,335
209,000	Land O’Lakes Capital Trust I(b)		7.4500	03/15/28	206,388
321,000	Post Holdings, Inc.(b)		4.5000	09/15/31	276,810
381,000	Simmons Foods, Inc./Simmons Prepared Foods,(b)		4.6250	03/01/29	321,984
					1,496,943

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 94.5% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS — 0.3%
456,000	Glatfelter Corporation(b)		4.7500	11/15/29	$319,791

	GAS & WATER UTILITIES —0.6%
615,000	Ferrellgas Escrow, LLC / FG Operating Finance(b)		5.3750	04/01/26	566,371
30,000	Ferrellgas Escrow, LLC / FG Operating Finance(b)		5.8750	04/01/29	25,088
					591,459
	HEALTH CARE FACILITIES & SERVICES — 3.4%
750,000	CHS/Community Health Systems, Inc.(b),(c)		5.6250	03/15/27	664,886
678,000	DaVita, Inc.(b),(c)		4.6250	06/01/30	571,466
597,000	HCA, Inc.		3.5000	09/01/30	534,219
530,000	Legacy LifePoint Health, LLC(b)		4.3750	02/15/27	464,529
695,000	Select Medical Corporation(b),(c)		6.2500	08/15/26	679,471
215,000	Tenet Healthcare Corporation		4.6250	07/15/24	212,320
					3,126,891
	HOME CONSTRUCTION —1.0%
361,000	Mattamy Group Corporation(b)		5.2500	12/15/27	330,676
210,000	Mattamy Group Corporation(b)		4.6250	03/01/30	176,129
475,000	PGT Innovations, Inc.(b)		4.3750	10/01/29	410,483
					917,288
	HOUSEHOLD PRODUCTS — 1.5%
456,000	Coty, Inc.(b)		5.0000	04/15/26	437,092
600,000	Edgewell Personal Care Company(b)		4.1250	04/01/29	526,746
461,000	Energizer Holdings, Inc.(b)		4.3750	03/31/29	399,620
					1,363,458
	INSTITUTIONAL FINANCIAL SERVICES — 0.9%
550,000	Aretec Escrow Issuer, Inc.(b)		7.5000	04/01/29	483,881
414,000	LPL Holdings, Inc.(b)		4.0000	03/15/29	369,973
					853,854
	INSURANCE — 0.4%
345,000	NMI Holdings, Inc.(b)		7.3750	06/01/25	350,796

	INTERNET MEDIA & SERVICES — 0.4%
459,000	GrubHub Holdings, Inc.(b)		5.5000	07/01/27	367,800

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 94.5% (Continued)
	LEISURE FACILITIES & SERVICES — 7.3%
609,000	AMC Entertainment Holdings, Inc.(b)		7.5000	02/15/29	$357,209
506,000	Brinker International, Inc.(b)		5.0000	10/01/24	495,698
318,000	Caesars Entertainment, Inc.(b)		6.2500	07/01/25	316,858
122,000	Carnival Corporation(b),(c)		7.6250	03/01/26	111,177
1,163,000	Carnival Corporation(b)		5.7500	03/01/27	966,931
322,000	Carnival Corporation(b)		6.0000	05/01/29	254,784
195,000	Carnival Corporation(b)		10.5000	06/01/30	187,937
715,000	CEC Entertainment Company, LLC(b)		6.7500	05/01/26	662,290
295,000	Dave & Buster’s, Inc. B(b)		7.6250	11/01/25	300,177
211,000	Hilton Grand Vacations Borrower Escrow, LLC /(b)		5.0000	06/01/29	188,992
555,000	Hilton Grand Vacations Borrower Escrow, LLC /(b)		4.8750	07/01/31	481,931
710,000	NCL Corporation Ltd.(b)		3.6250	12/15/24	667,450
187,000	NCL Corporation Ltd.(b)		5.8750	03/15/26	163,305
243,000	NCL Corporation Ltd.(b),(c)		7.7500	02/15/29	208,789
603,000	Royal Caribbean Cruises Ltd.(b)		4.2500	07/01/26	523,950
126,000	Royal Caribbean Cruises Ltd.(b)		5.5000	04/01/28	108,526
445,000	SeaWorld Parks & Entertainment, Inc.(b)		8.7500	05/01/25	458,301
331,000	Wyndham Destinations, Inc.		5.7500	04/01/27	325,163
					6,779,468
	MEDICAL EQUIPMENT & DEVICES — 0.9%
510,000	Embecta Corporation(b)		5.0000	02/15/30	421,458
482,000	Mozart Debt Merger Sub, Inc.(b)		3.8750	04/01/29	411,761
					833,219
	METALS & MINING — 2.0%
397,000	FMG Resources August 2006 Pty Ltd.(b)		4.5000	09/15/27	379,665
555,000	Hudbay Minerals, Inc.(b)		6.1250	04/01/29	514,760
305,000	Mineral Resources Ltd.(b)		8.1250	05/01/27	307,690
180,000	Mineral Resources Ltd.(b),(c)		8.5000	05/01/30	186,203
480,000	Warrior Met Coal, Inc.(b)		7.8750	12/01/28	473,518
					1,861,836
	OIL & GAS PRODUCERS —15.5%
576,000	Antero Midstream Partners, L.P. / Antero Midstream(b)		5.7500	01/15/28	551,546
487,000	Antero Resources Corporation(b)		5.3750	03/01/30	454,768
148,000	Apache Corporation		4.3750	10/15/28	137,124

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 94.5% (Continued)
	OIL & GAS PRODUCERS —15.5% (Continued)
377,000	Apache Corporation		4.7500	04/15/43	$296,006
554,000	Buckeye Partners, L.P.(b)		4.5000	03/01/28	508,744
494,000	California Resources Corporation(b)		7.1250	02/01/26	480,860
480,000	Civitas Resources, Inc.(b)		5.0000	10/15/26	449,983
132,000	DCP Midstream Operating, L.P.(b)		6.7500	09/15/37	144,643
235,000	DCP Midstream Operating, L.P.		5.6000	04/01/44	233,237
498,000	Earthstone Energy Holdings, LLC(b),(c)		8.0000	04/15/27	486,237
605,000	eG Global Finance plc(b)		6.7500	02/07/25	561,688
286,000	EnLink Midstream, LLC(b)		6.5000	09/01/30	291,747
70,000	EQM Midstream Partners, L.P.(b)		7.5000	06/01/27	70,085
233,000	EQM Midstream Partners, L.P.		5.5000	07/15/28	215,215
264,000	EQM Midstream Partners, L.P.(b)		7.5000	06/01/30	264,210
54,000	Genesis Energy, L.P. / Genesis Energy Finance		6.2500	05/15/26	51,666
307,000	Genesis Energy, L.P. / Genesis Energy Finance(c)		8.0000	01/15/27	302,015
674,000	Genesis Energy, L.P. / Genesis Energy Finance		8.8750	04/15/30	686,631
677,000	Harvest Midstream I, L.P.(b)		7.5000	09/01/28	667,272
434,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(b)		5.7500	02/01/29	404,154
279,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(b)		6.0000	02/01/31	257,001
640,000	Holly Energy Partners, L.P. / Holly Energy Finance(b)		5.0000	02/01/28	596,954
550,000	Howard Midstream Energy Partners, LLC(b)		6.7500	01/15/27	536,899
509,000	Independence Energy Finance, LLC(b)		7.2500	05/01/26	489,337
695,000	ITT Holdings, LLC(b)		6.5000	08/01/29	603,984
405,000	Murphy Oil USA, Inc.		4.7500	09/15/29	371,095
650,000	NGL Energy Operating, LLC / NGL Energy Finance(b)		7.5000	02/01/26	614,837
425,000	NGL Energy Partners, L.P. / NGL Energy Finance(c)		6.1250	03/01/25	377,649
152,000	NuStar Logistics, L.P.		5.7500	10/01/25	150,581
379,000	NuStar Logistics, L.P.		6.3750	10/01/30	365,257
452,000	Oasis Petroleum, Inc.(b)		6.3750	06/01/26	445,769
503,000	Occidental Petroleum Corporation		6.3750	09/01/28	522,871
251,000	Occidental Petroleum Corporation		6.1250	01/01/31	262,217
192,000	Rockcliff Energy II, LLC(b)		5.5000	10/15/29	182,937
194,000	Southwestern Energy Company		5.3750	02/01/29	183,579
344,000	Southwestern Energy Company		5.3750	03/15/30	320,445
600,000	Strathcona Resources Ltd.(b),(c)		6.8750	08/01/26	512,319

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 94.5% (Continued)
	OIL & GAS PRODUCERS —15.5% (Continued)
526,000	Venture Global Calcasieu Pass, LLC(b)		3.8750	08/15/29	$468,918
					14,520,480
	OIL & GAS SERVICES & EQUIPMENT — 2.1%
491,000	Archrock Partners, L.P. / Archrock Partners(b)		6.8750	04/01/27	481,752
282,000	Nabors Industries Ltd.(b)		7.2500	01/15/26	272,951
434,000	Nabors Industries, Inc.(b)		7.3750	05/15/27	433,770
510,000	USA Compression Partners, L.P. / USA Compression		6.8750	04/01/26	499,845
337,000	Weatherford International Ltd.(b)		6.5000	09/15/28	335,679
					2,023,997
	PUBLISHING & BROADCASTING —0.3%
332,000	Belo Corporation		7.7500	06/01/27	319,344

	REAL ESTATE INVESTMENT TRUSTS — 1.4%
650,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b)		3.3750	06/15/26	577,701
141,000	Service Properties Trust		5.2500	02/15/26	122,100
461,000	Service Properties Trust		4.7500	10/01/26	381,277
46,000	Service Properties Trust		5.5000	12/15/27	40,812
57,000	Service Properties Trust		3.9500	01/15/28	43,484
165,000	Service Properties Trust		4.9500	10/01/29	124,065
					1,289,439
	REAL ESTATE OWNERS & DEVELOPERS — 0.5%
438,000	Kennedy-Wilson, Inc.(c)		4.7500	03/01/29	368,535
119,000	Kennedy-Wilson, Inc.		4.7500	02/01/30	97,803
					466,338
	REAL ESTATE SERVICES — 0.6%
602,000	Cushman & Wakefield US Borrower, LLC(b)		6.7500	05/15/28	581,944

	RENEWABLE ENERGY — 1.1%
558,000	AtlanticaSustainable Infrastructure plc (b)		4.1250	06/15/28	497,304
554,000	EnerSys(b)		4.3750	12/15/27	511,092
					1,008,396
	RETAIL - CONSUMER STAPLES — 0.8%
440,000	Albertsons Companies Inc / Safeway Inc / New(b)		4.6250	01/15/27	417,785
331,000	Albertsons Companies Inc / Safeway Inc / New(b)		5.8750	02/15/28	323,918
					741,703

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 94.5% (Continued)

	RETAIL - DISCRETIONARY — 2.2%
462,000	Carvana Company(b)		5.5000	04/15/27	$209,505
133,000	Carvana Company(b)		5.8750	10/01/28	58,906
230,000	Carvana Company(b)		4.8750	09/01/29	102,681
575,000	Ken Garff Automotive, LLC(b)		4.8750	09/15/28	493,583
650,000	LBM Acquisition, LLC(b)		6.2500	01/15/29	489,749
373,000	Metis Merger Sub, LLC(b)		6.5000	05/15/29	318,406
569,000	Park River Holdings, Inc.(b)		6.7500	08/01/29	404,718
					2,077,548
	SEMICONDUCTORS — 0.9%
520,000	Entegris Escrow Corporation(b)		5.9500	06/15/30	499,995
354,000	ON Semiconductor Corporation(b)		3.8750	09/01/28	323,475
					823,470
	SOFTWARE — 2.1%
335,000	Central Parent, Inc. / Central Merger Sub, Inc.(b)		7.2500	06/15/29	334,596
800,000	Condor Merger Sub, Inc.(b)		7.3750	02/15/30	668,251
200,000	Helios Software Holdings, Inc. / ION Corporate(b)		4.6250	05/01/28	161,003
164,000	NortonLifeLock, Inc.(b)		6.7500	09/30/27	166,296
321,000	NortonLifeLock, Inc.(b)		7.1250	09/30/30	326,398
595,000	Rackspace Technology Global, Inc.(b)		3.5000	02/15/28	361,457
					2,018,001
	SPECIALTY FINANCE —7.4%
370,000	AerCap Global Aviation Trust(b),(c),(d)	US0003M + 4.300%	6.5000	06/15/45	362,173
555,000	Alliance Data Systems Corporation(b)		4.7500	12/15/24	504,456
625,000	Apollo Commercial Real Estate Finance, Inc.(b)		4.6250	06/15/29	513,501
660,000	Burford Capital Global Finance, LLC(b)		6.2500	04/15/28	598,194
831,000	Cobra AcquisitionCo, LLC(b)		6.3750	11/01/29	507,911
439,000	Curo Group Holdings Corporation(b)		7.5000	08/01/28	201,799
215,000	Enova International, Inc.(b)		8.5000	09/01/24	210,741
430,000	Enova International, Inc.(b)		8.5000	09/15/25	409,390
512,000	FirstCash, Inc.(b)		4.6250	09/01/28	458,039
202,000	FirstCash, Inc.(b)		5.6250	01/01/30	185,089
418,000	Genworth Mortgage Holdings, Inc.(b)		6.5000	08/15/25	412,539

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 94.5% (Continued)
	SPECIALTY FINANCE —7.4% (Continued)
324,000	goeasy Ltd.(b)		4.3750	05/01/26	$289,604
682,000	Ladder Capital Finance Holdings LLLP / Ladder(b)		4.2500	02/01/27	602,144
483,000	LFS Topco, LLC(b)		5.8750	10/15/26	400,221
475,000	Pattern Energy Operations, L.P. / Pattern Energy(b)		4.5000	08/15/28	436,428
342,000	Quicken Loans, LLC / Quicken Loans Co-Issuer, Inc.(b)		3.6250	03/01/29	290,139
345,000	Starwood Property Trust, Inc.		4.7500	03/15/25	331,061
125,000	Starwood Property Trust, Inc.(b)		3.6250	07/15/26	112,343
80,000	Starwood Property Trust, Inc.(b)		4.3750	01/15/27	71,904
					6,897,676
	STEEL — 1.1%
433,000	Allegheny Technologies, Inc.		4.8750	10/01/29	396,702
287,000	Cleveland-Cliffs, Inc.		6.2500	10/01/40	259,875
477,000	Commercial Metals Company		3.8750	02/15/31	413,263
					1,069,840
	TECHNOLOGY HARDWARE —1.8%
585,000	Imola Merger Corporation(b)		4.7500	05/15/29	509,383
295,000	NCR Corporation(b)		5.1250	04/15/29	257,330
405,000	Seagate HDD Cayman		4.0910	06/01/29	359,944
605,000	TTM Technologies, Inc.(b)		4.0000	03/01/29	528,425
					1,655,082
	TECHNOLOGY SERVICES — 2.1%
440,000	Ahead DB Holdings, LLC(b)		6.6250	05/01/28	372,374
880,000	ION Trading Technologies Sarl(b)		5.7500	05/15/28	754,586
566,000	MPH Acquisition Holdings, LLC(b),(c)		5.7500	11/01/28	413,486
520,000	Paysafe Finance plc / Paysafe Holdings US(b),(c)		4.0000	06/15/29	414,073
					1,954,519
	TELECOMMUNICATIONS —3.9%
1,035,000	Altice France S.A.(b)		5.5000	10/15/29	816,099
625,000	Cogent Communications Group, Inc.(b)		7.0000	06/15/27	619,425
680,000	Connect Finco S.A.RL / Connect US Finco, LLC(b)		6.7500	10/01/26	651,086
535,000	Hughes Satellite Systems Corporation		6.6250	08/01/26	518,129
690,000	Iliad Holding S.A.SU(b)		7.0000	10/15/28	648,935
760,000	Telesat Canada / Telesat, LLC(b)		4.8750	06/01/27	373,270
					3,626,944

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 94.5% (Continued)
	TRANSPORTATION & LOGISTICS — 2.5%
1,081,000	American Airlines, Inc.(b)		11.7500	07/15/25	$1,204,770
500,000	Cargo Aircraft Management, Inc.(b)		4.7500	02/01/28	453,083
271,000	United Airlines, Inc.(b)		4.3750	04/15/26	257,605
510,000	United Airlines, Inc.(b)		4.6250	04/15/29	466,260
					2,381,718
	WHOLESALE - CONSUMER STAPLES —1.1%
963,000	C&S Group Enterprises, LLC(b)		5.0000	12/15/28	742,724
285,000	Performance Food Group, Inc.(b)		5.5000	10/15/27	274,667
					1,017,391
	TOTAL CORPORATE BONDS (Cost $96,692,210)				88,206,244

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 9.7%
	COLLATERAL FOR SECURITIES LOANED - 7.4%
6,910,943	Mount Vernon Liquid Assets Portfolio, LLC, 4.54% (Cost $6,910,943)(e)(f)				6,910,943

	MONEY MARKET FUND - 2.3%
2,102,922	First American Government Obligations Fund, Class Z, 4.09% (Cost $2,102,922)(e)				2,102,922

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,013,865)				9,013,865

	TOTAL INVESTMENTS - 106.3% (Cost $106,903,008)				$99,155,709
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.3)%				(5,896,484)
	NET ASSETS - 100.0%				$93,259,225

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

US0003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023 the total market value of 144A securities is 74,739,894 or 80.1% of net assets.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $6,783,326 at January 31, 2023.

(d)	Variable rate security; the rate shown represents the rate on January 31, 2023.

(e)	Rate disclosed is the seven day effective yield as of January 31, 2023.

(f)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(g)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 2.1% of net assets. The total value of this security is $1,935,600.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Principal
Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 0.2%
	RESIDENTIAL MORTGAGE — 0.2%
44,384 EUR	Bankinter FTA Series 10 A2(b)	EUR003M + 0.160%	2.2230	06/21/43	$47,860
17,096 EUR	Fondo de Titulizacion de Activos Santander Series 2 A(b)	EUR003M + 0.150%	2.4840	01/18/49	18,245
	TOTAL ASSET BACKED SECURITIES (Cost $65,391)				66,105

	CORPORATE BONDS — 65.4%
	ASSET MANAGEMENT — 0.7%
300,000 EUR	JAB Holdings BV		1.0000	12/20/27	288,193

	AUTOMOTIVE — 4.1%
300,000 EUR	Daimler A.G.		0.7500	02/08/30	275,216
250,000 EUR	Ford Motor Credit Company, LLC		2.3300	11/25/25	255,766
120,000 EUR	Grupo Antolin-Irausa S.A.		3.5000	04/30/28	93,998
200,000 USD	Hyundai Capital America(a)		3.0000	02/10/27	184,113
210,000 EUR	Jaguar Land Rover Automotive plc		5.8750	11/15/24	227,986
325,000 USD	Nissan Motor Acceptance Company, LLC(a)		1.8500	09/16/26	280,516
142,000 USD	Uzauto Motors AJ(a)		4.8500	05/04/26	123,151
200,000 EUR	Volkswagen International Finance N.V.		1.8750	03/30/27	201,134
100,000 EUR	ZF Finance GmbH		3.7500	09/21/28	96,260
					1,738,140
	BANKING — 6.0%
250,000 EUR	AIB Group plc		2.2500	07/03/25	261,698
300,000 EUR	Banco Bilbao Vizcaya Argentaria S.A.		3.5000	02/10/27	321,869
467,000 USD	Banco Mercantil del Norte S.A.(a),(b)	H15T5Y + 4.967%	6.7500	09/27/68	458,057
350,000 USD	Barclays plc		4.8360	05/09/28	337,780
50,000 USD	BPCE S.A.(a),(b)	SOFRRATE + 2.100%	5.9750	01/18/27	50,605
225,000 EUR	Cooperatieve Rabobank UA		1.3750	02/03/27	227,560
250,000 USD	Danske Bank A/S(a),(b)	H15T1Y + 1.350%	1.6210	09/11/26	224,657
250,000 USD	Deutsche Bank AG/New York NY(b)	SOFRRATE + 1.870%	2.1290	11/24/26	225,499
100,000 USD	HSBC Holdings PLC(b)	SOFRRATE + 1.290%	1.5890	05/24/27	88,535
250,000 EUR	Natwest Group plc(b)	EUR003M + 1.080%	1.7500	03/02/26	258,662

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal
Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 65.4% (Continued)
	BANKING — 6.0% (Continued)
150,000 USD	Standard Chartered plc(a),(b)	H15T5Y + 2.300%	3.2650	02/18/36	$120,498
					2,575,420
	BEVERAGES — 0.6%
250,000 EUR	Diageo Capital BV		1.5000	06/08/29	245,778

	BIOTECH & PHARMA — 2.9%
300,000 EUR	Bayer A.G.		1.3750	07/06/32	262,453
200,000 USD	CSL Finance plc(a)		4.0500	04/27/29	193,509
250,000 GBP	GlaxoSmithKline Capital plc		1.2500	10/12/28	264,470
100,000 EUR	Grifols S.A.		2.2500	11/15/27	95,076
300,000 EUR	Mylan N.V.		3.1250	11/22/28	307,116
130,000 EUR	Nidda BondCompany GmbH		5.0000	09/30/25	132,487
					1,255,111
	CABLE & SATELLITE — 0.2%
100,000 EUR	United Group BV		3.1250	02/15/26	93,988

	CHEMICALS — 1.9%
469,000 USD	Braskem Idesa S.A.PI(a)		6.9900	02/20/32	348,505
100,000 EUR	INEOS Quattro Finance 1 plc		3.7500	07/15/26	97,095
190,000 EUR	INEOS Quattro Finance 1 plc(a)		3.7500	07/15/26	184,480
200,000 EUR	Nobian Finance BV(a)		3.6250	07/15/26	188,532
					818,612
	CONSTRUCTION MATERIALS — 0.8%
363,000 USD	Cemex S.A.B. de C.V.(a),(b)	H15T5Y + 4.534%	5.1250	09/08/69	335,285

	CONTAINERS & PACKAGING — 1.3%
200,000 EUR	Ardagh Metal Packaging Finance USA, LLC / Ardagh		3.0000	09/01/29	169,858
200,000 GBP	Ardagh Packaging Finance plc / Ardagh Holdings		4.7500	07/15/27	193,849
200,000 EUR	Trivium Packaging Finance BV		3.7500	08/15/26	203,555
					567,262
	ELEC & GAS MARKETING & TRADING — 0.6%
250,000 EUR	Orsted A/S		1.5000	11/26/29	240,682

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal
Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 65.5% (Continued)
	ELECTRIC UTILITIES — 7.0%
162,675 USD	Adani Renewable Energy RJ Ltd./Kodangal Solar(a)		4.6250	10/15/39	$116,488
23,000 USD	Comision Federal de Electricidad(a)		4.6880	05/15/29	21,183
250,000 USD	Electricite de France S.A.(a)		4.5000	09/21/28	244,153
250,000 USD	Enel Finance International N.V.(a)		5.5000	06/15/52	237,645
610,000 USD	Eskom Holdings SOC Ltd.(a)		6.7500	08/06/23	601,387
145,000 USD	Eskom Holdings SOC Ltd.(a)		7.1250	02/11/25	139,552
158,000 USD	Eskom Holdings SOC Ltd.(a)		8.4500	08/10/28	152,110
301,780 USD	Greenko Dutch BV(a)		3.8500	03/29/26	270,933
200,000 EUR	Iberdrola Finanzas S.A.		1.0000	03/07/25	207,803
180,000 USD	Inkia Energy Ltd.(a)		5.8750	11/09/27	167,890
250,000 EUR	innogy Finance BV		1.0000	04/13/25	258,793
7,000 USD	Minejesa Capital BV(a)		5.6250	08/10/37	6,080
250,000 EUR	National Grid plc		0.1630	01/20/28	228,700
300,000 EUR	Naturgy Finance BV		1.5000	01/29/28	297,250
8,000 USD	Perusahaan Perseroan Persero PT Perusahaan Listrik		3.3750	02/05/30	7,023
33,000 USD	Star Energy Geothermal Darajat II / Star Energy(a)		4.8500	10/14/38	28,719
					2,985,709
	ELECTRICAL EQUIPMENT — 1.3%
300,000 GBP	Siemens Financieringsmaatschappij N.V.		1.0000	02/20/25	348,134
200,000 EUR	Vertical Midco GmbH		4.3750	07/15/27	197,372
					545,506
	ENGINEERING & CONSTRUCTION — 0.9%
363,000 USD	IHS Holding Ltd.(a)		6.2500	11/29/28	298,455
98,000 USD	IHS Netherlands Holdco BV(a)		8.0000	09/18/27	88,705
					387,160
	ENTERTAINMENT CONTENT — 0.5%
185,000 EUR	Banijay Group S.A.S		6.5000	03/01/26	195,240

	FOOD — 0.2%
33,000 USD	Adecoagro S.A.(a)		6.0000	09/21/27	31,653
74,000 USD	Minerva Luxembourg S.A.(a)		4.3750	03/18/31	63,064
					94,717
	FORESTRY, PAPER & WOOD PRODUCTS — 0.2%
100,000 EUR	WEPA Hygieneprodukte GmbH		2.8750	12/15/27	91,695

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal
Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 65.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 0.3%
150,000 EUR	Catalent Pharma Solutions, Inc.		2.3750	03/01/28	$135,952

	HOUSEHOLD PRODUCTS — 0.4%
100,000 EUR	Energizer Gamma Acquisition BV(a)		3.5000	06/30/29	89,199
110,000 EUR	Energizer Gamma Acquisition BV		3.5000	06/30/29	98,118
					187,317
	INDUSTRIAL INTERMEDIATE PROD — 1.2%
551,000 USD	HTA Group Ltd./Mauritius(a)		7.0000	12/18/25	520,562

	INDUSTRIAL SUPPORT SERVICES — 0.7%
210,000 EUR	Loxam S.A.S		3.7500	07/15/26	214,446
87,920 EUR	Techem Verwaltungsgesellschaft 674 mbH		6.0000	07/30/26	91,834
					306,280
	INSTITUTIONAL FINANCIAL SERVICES — 1.0%
250,000 USD	Credit Suisse Group A.G.(a),(b)	SOFRRATE + 0.980%	1.3050	02/02/27	207,636
150,000 USD	Nomura Holdings, Inc.		1.6530	07/14/26	133,299
75,000 USD	Nomura Holdings, Inc.		2.1720	07/14/28	63,811
					404,746
	INSURANCE — 1.1%
200,000 EUR	Allianz S.E.(b)	EUR003M + 3.350%	3.0990	07/06/47	205,468
250,000 EUR	NN Group N.V.		1.6250	06/01/27	249,537
					455,005
	INTERNET MEDIA & SERVICES — 0.5%
10,000 USD	Prosus N.V.(a)		3.0610	07/13/31	7,995
273,000 USD	Prosus N.V.		3.0610	07/13/31	218,266
					226,261
	LEISURE FACILITIES & SERVICES — 2.3%
215,000 EUR	Carnival Corporation		7.6250	03/01/26	211,710
100,000 EUR	Gamma Bidco SpA(a)		5.1250	07/15/25	105,373
100,000 EUR	Gamma Bidco SpA		6.2500	07/15/25	108,064
133,000 USD	Melco Resorts Finance Ltd.		5.7500	07/21/28	119,907

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal
Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 65.4% (Continued)
	LEISURE FACILITIES & SERVICES — 2.3% (Continued)
140,000 GBP	Stonegate Pub Company Financing 2019 plc(a)		8.2500	07/31/25	$160,877
200,000 USD	Studio City Company Ltd.		7.0000	02/15/27	192,968
73,000 USD	Studio City Finance Ltd.(a)		6.0000	07/15/25	68,894
					967,793
	MACHINERY — 0.5%
180,000 EUR	Renk A.G./Frankfurt am Main		5.7500	07/15/25	191,744

	MEDICAL EQUIPMENT & DEVICES — 0.6%
300,000 EUR	Medtronic Global Holdings SCA		0.7500	10/15/32	255,777

	METALS & MINING — 1.4%
10,000 USD	Corp Nacional del Cobre de Chile		3.0000	09/30/29	8,950
71,000 USD	First Quantum Minerals Ltd.(a)		6.8750	03/01/26	68,649
7,000 USD	Freeport Indonesia PT(a)		6.2000	04/14/52	6,493
300,000 EUR	Glencore Capital Finance DAC		1.1250	03/10/28	278,956
20,000 USD	Indika Energy Capital IV Pte Ltd.(a)		8.2500	10/22/25	20,088
88,000 USD	Indika Energy Capital IV Pte Ltd.		8.2500	10/22/25	88,385
26,000 USD	Indonesia Asahan Aluminium Persero PT(a)		5.8000	05/15/50	23,628
63,000 USD	Vedanta Resources Finance II plc(a)		8.9500	03/11/25	50,652
					545,801
	OIL & GAS PRODUCERS — 10.2%
78,000 USD	AI Candelaria Spain S.A.(a)		5.7500	06/15/33	60,844
401,000 USD	AI Candelaria Spain S.A.		5.7500	06/15/33	312,802
43,317 USD	AI Candelaria Spain SLU(a)		7.5000	12/15/28	41,274
175,000 USD	Cenovus Energy, Inc.		6.7500	11/15/39	191,428
350,000 USD	Ecopetrol S.A.		5.8750	05/28/45	250,791
200,000 EUR	eG Global Finance plc		6.2500	10/30/25	195,154
97,000 USD	Geopark Ltd.(a)		5.5000	01/17/27	86,218
176,000 USD	Gran Tierra Energy International Holdings Ltd.(a)		6.2500	02/15/25	157,580
42,000 USD	Gran Tierra Energy, Inc.(a)		7.7500	05/23/27	35,742
200,000 USD	KazMunayGas National Company JSC		3.5000	04/14/33	152,392
54,000 USD	KazMunayGas National Company JSC(a)		5.7500	04/19/47	43,092
2,000 USD	KazMunayGas National Company JSC(a)		6.3750	10/24/48	1,720
300,000 USD	Kosmos Energy Ltd.		7.7500	05/01/27	267,374

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal
Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 65.4% (Continued)
	OIL & GAS PRODUCERS — 10.2% (Continued)
318,863 USD	MC Brazil Downstream Trading S.A.RL		7.2500	06/30/31	$278,581
100,000 USD	Petroleos del Peru S.A.		5.6250	06/19/47	66,832
42,000 USD	Petroleos Mexicanos		6.5000	01/23/29	37,680
296,000 USD	Petroleos Mexicanos		6.7000	02/16/32	245,666
115,000 USD	Petroleos Mexicanos(a)		10.0000	02/07/33	112,355
13,000 USD	Petroleos Mexicanos		6.6250	06/15/38	9,563
386,000 USD	Petroleos Mexicanos		7.6900	01/23/50	288,352
462,000 USD	SierraCol Energy Andina, LLC(a)		6.0000	06/15/28	381,752
673,000 USD	Tullow Oil plc(a)		7.0000	03/01/25	479,262
305,000 USD	Tullow Oil plc(a)		10.2500	05/15/26	263,468
417,000 USD	YPF S.A.(a)		8.5000	07/28/25	383,392
					4,343,314
	OIL & GAS SERVICES & EQUIPMENT — 1.7%
171,187 USD	Guara Norte Sarl(a)		5.1980	06/15/34	155,164
634,095 USD	Poinsettia Finance Ltd.		6.6250	06/17/31	535,059
					690,223
	PUBLISHING & BROADCASTING — 0.6%
250,000 EUR	Informa plc		2.1250	10/06/25	260,147

	REAL ESTATE OWNERS & DEVELOPERS — 4.7%
636,000 USD	China SCE Group Holdings Ltd.		7.3750	04/09/24	400,668
700,000 USD	China SCE Group Holdings Ltd.		7.0000	05/02/25	381,500
330,000 USD	MAF Global Securities Ltd.(b)	H15T5Y + 3.539%	6.3750	09/20/70	326,700
300,000 USD	Theta Capital Pte Ltd.		8.1250	01/22/25	262,650
250,000 USD	Theta Capital Pte Ltd.		6.7500	10/31/26	191,875
500,000 USD	Wanda Properties International Company Ltd.		7.2500	01/29/24	482,953
					2,046,346
	REIT — 0.7%
400,000 USD	LMIRT Capital Pte Ltd.		7.2500	06/19/24	312,000

	RENEWABLE ENERGY — 1.1%
439,000 USD	Aydem Yenilenebilir Enerji A/S(a)		7.7500	02/02/27	371,965
80,000 USD	Investment Energy Resources Ltd.(a)		6.2500	04/26/29	76,460
					448,425

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal
Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 65.4% (Continued)
	RETAIL - CONSUMER STAPLES — 0.5%
100,000 GBP	Bellis Acquisition Company plc(a)		3.2500	02/16/26	$102,015
100,000 GBP	Bellis Finco plc(a)		4.0000	02/16/27	89,992
					192,007
	RETAIL - DISCRETIONARY — 0.3%
120,000 EUR	Avis Budget Finance plc		4.7500	01/30/26	125,150

	SEMICONDUCTORS — 0.4%
150,000 USD	TSMC Arizona Corporation		4.5000	04/22/52	148,959

	SPECIALTY FINANCE — 0.4%
184,000 USD	Studio City Finance Ltd.(a)		6.5000	01/15/28	166,520

	STEEL — 1.0%
870,000 USD	Metinvest BV(a)		7.7500	10/17/29	440,563

	TELECOMMUNICATIONS — 3.0%
100,000 EUR	Altice France Holding S.A.(a)		8.0000	05/15/27	89,069
100,000 EUR	Altice France S.A.(a)		2.1250	02/15/25	100,645
262,000 USD	Digicel International Finance Ltd./Digicel(a)		8.7500	05/25/24	225,697
40,500 USD	Millicom International Cellular S.A.(a)		5.1250	01/15/28	36,114
270,000 USD	Network i2i Ltd.(b)	H15T5Y + 4.274%	5.6500	04/15/71	260,888
300,000 EUR	Orange S.A.		2.0000	01/15/29	304,532
210,000 EUR	SoftBank Group Corporation		2.8750	01/06/27	200,840
250,000 USD	VF Ukraine PAT via VFU Funding plc(a)		6.2000	02/11/25	142,656
					1,360,441
	TRANSPORTATION & LOGISTICS — 1.6%
200,000 EUR	Abertis Infraestructuras S.A.		2.3750	09/27/27	202,668
6,000 USD	DP World plc(a)		4.7000	09/30/49	5,358
343,000 USD	Gol Finance S.A.(a)		7.0000	01/31/25	177,404
100,000 GBP	Heathrow Funding Ltd.		7.1250	02/14/24	124,898
218,000 USD	Simpar Europe S.A.(a)		5.2000	01/26/31	159,468
42,000 USD	Transnet SOC Ltd.(a)		8.2500	02/06/28	42,080
					711,876
	TOTAL CORPORATE BONDS (Cost $31,838,140)				27,901,707

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal
Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 26.7%
	GOVERNMENT GUARANTEED — 0.1%
33,600 USD	Brazil Minas SPE via State of Minas Gerais(a)		5.3330	02/15/28	$32,973

	GOVERNMENT OWNED, NO GUARANTEE — 0.2%
138,000 USD	Gabon Government International Bond(a)		7.0000	11/24/31	116,768

	LOCAL AUTHORITY — 0.6%
150,000 CAD	Province of British Columbia Canada		3.2000	06/18/44	99,769
250,000 CAD	Province of Ontario Canada		2.8000	06/02/48	152,010
					251,779
	NON U.S. TREASURY — 9.8%
860,000 AUD	Australia Government Bond		1.2500	05/21/32	497,962
35,000,000 CLP	Bonos de la Tesoreria de la Republica en pesos		4.5000	03/01/26	42,965
550,000 CAD	Canadian Government Bond		2.2500	06/01/29	398,062
382,300,000 COP	Colombian TES		6.0000	04/28/28	63,590
1,686,000,000 IDR	Indonesia Treasury Bond		7.0000	09/15/30	114,595
710,000,000 IDR	Indonesia Treasury Bond		8.2500	06/15/32	52,203
76,000 EUR	Ireland Government Bond		5.4000	03/13/25	87,277
50,000 EUR	Ireland Government Bond		0.9000	05/15/28	49,988
130,000 EUR	Ireland Government Bond		1.3000	05/15/33	122,429
240,000 EUR	Italy Buoni Poliennali Del Tesoro		4.5000	03/01/24	264,653
750,000 EUR	Italy Buoni Poliennali Del Tesoro		2.8000	12/01/28	781,569
640,000 EUR	Italy Buoni Poliennali Del Tesoro(a)		2.4500	09/01/33	591,805
180,000 EUR	Italy Buoni Poliennali Del Tesoro		5.0000	08/01/39	210,232
235,000 EUR	Italy Buoni Poliennali Del Tesoro		5.0000	09/01/40	275,372
2,520,000 MXN	Mexican Bonos		7.7500	11/13/42	120,934
250,000 RON	Romania Government Bond		5.0000	02/12/29	48,918

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal
Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 26.7% (Continued)
	NON U.S. TREASURY — 9.8% (Continued)
150,000 RON	Romania Government Bond		3.6500	09/24/31	$25,720
170,000 EUR	Spain Government Bond		4.2000	01/31/37	198,857
250,000 EUR	Spain Government Bond		2.7000	10/31/48	230,396
					4,177,527
	SOVEREIGN — 15.6%
202,000 USD	Angolan Government International Bond(a)		8.7500	04/14/32	187,473
87,000 USD	Angolan Government International Bond(a)		9.1250	11/26/49	76,497
176,000 USD	Argentine Republic Government International Bond(c)		0.5000	07/09/30	63,230
588,000 USD	Argentine Republic Government International Bond(c)		1.5000	07/09/35	182,189
200,000 EUR	Banque Centrale de Tunisie International Bond		5.6250	02/17/24	164,585
100,000 EUR	Benin Government International Bond(a)		4.8750	01/19/32	86,064
140,000 BRL	Brazilian Government International Bond		8.5000	01/05/24	26,621
550,000 BRL	Brazilian Government International Bond		10.2500	01/10/28	100,540
23,000 USD	Brazilian Government International Bond		4.6250	01/13/28	22,400
82,000 USD	Brazilian Government International Bond		4.5000	05/30/29	77,822
273,000 USD	Brazilian Government International Bond		4.7500	01/14/50	201,366
25,000 USD	Chile Government International Bond		2.4500	01/31/31	21,406
3,000 USD	Chile Government International Bond		2.5500	07/27/33	2,453
4,000 USD	Chile Government International Bond		3.1000	05/07/41	3,034
3,000 USD	Chile Government International Bond		4.3400	03/07/42	2,666
100,000 EUR	Colombia Government International Bond		3.8750	03/22/26	104,855
230,000 USD	Colombia Government International Bond		4.5000	03/15/29	203,568
66,000 USD	Colombia Government International Bond		3.0000	01/30/30	51,551
37,000 USD	Colombia Government International Bond		8.0000	04/20/33	37,947
32,000 USD	Colombia Government International Bond		6.1250	01/18/41	26,404
43,000 USD	Colombia Government International Bond		4.1250	02/22/42	27,825
66,000 USD	Colombia Government International Bond		5.6250	02/26/44	50,549
81,000 USD	Colombia Government International Bond		5.0000	06/15/45	57,058
37,000 USD	Colombia Government International Bond		4.1250	05/15/51	22,989
42,000 USD	Colombia Government International Bond		3.8750	02/15/61	24,343
203,000 USD	Dominican Republic International Bond(a)		4.8750	09/23/32	173,401
81,000 USD	Dominican Republic International Bond(a)		6.0000	02/22/33	74,912
35,000 USD	Dominican Republic International Bond		5.3000	01/21/41	28,131
82,000 USD	Dominican Republic International Bond(a)		7.4500	04/30/44	80,200

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal
Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 26.7% (Continued)
	SOVEREIGN — 15.6% (Continued)
95,000 USD	Dominican Republic International Bond		6.4000	06/05/49	$81,218
35,000 USD	Dominican Republic International Bond		5.8750	01/30/60	26,988
45,000 USD	Dominican Republic International Bond(a)		5.8750	01/30/60	34,699
52,074 USD	Ecuador Government International Bond(a),(d)		0.0000	07/31/30	22,381
25,000 USD	Ecuador Government International Bond(c)		5.5000	07/31/30	16,718
571,060 USD	Ecuador Government International Bond(a),(c)		2.5000	07/31/35	279,723
223,000 USD	Ecuador Government International Bond(c)		2.5000	07/31/35	109,233
23,000 USD	Ecuador Government International Bond(c)		1.5000	07/31/40	9,763
147,000 USD	Ecuador Government International Bond(a),(c)		1.5000	07/31/40	62,397
94,000 USD	Egypt Government International Bond(a)		5.2500	10/06/25	84,747
200,000 EUR	Egypt Government International Bond(a)		6.3750	04/11/31	153,427
186,000 USD	Egypt Government International Bond(a)		7.0530	01/15/32	140,160
71,000 USD	Egypt Government International Bond(a)		8.8750	05/29/50	50,963
45,000 USD	El Salvador Government International Bond		8.6250	02/28/29	24,279
21,000 USD	El Salvador Government International Bond		8.2500	04/10/32	10,920
62,000 USD	El Salvador Government International Bond		7.6250	02/01/41	29,677
51,000 USD	El Salvador Government International Bond		9.5000	07/15/52	26,978
71,000 USD	Ethiopia International Bond(a)		6.6250	12/11/24	48,423
87,000 USD	Finance Department Government of Sharjah(a)		4.0000	07/28/50	57,533
24,667 USD	Gabon Government International Bond(a)		6.3750	12/12/24	23,493
194,000 USD	Ghana Government International Bond(a)		10.7500	10/14/30	136,175
6,000 USD	Honduras Government International Bond		6.2500	01/19/27	5,317
16,000 USD	Indonesia Government International Bond		4.5500	01/11/28	16,013
3,000 USD	Indonesia Government International Bond		4.8500	01/11/33	3,035
6,000 USD	Indonesia Government International Bond		4.2000	10/15/50	5,203
223,000 EUR	Ivory Coast Government International Bond(a)		5.8750	10/17/31	204,809
100,000 EUR	Ivory Coast Government International Bond		4.8750	01/30/32	85,618
2,000 USD	Kazakhstan Government International Bond(a)		4.8750	10/14/44	1,825
20,000 USD	Kazakhstan Government International Bond(a)		6.5000	07/21/45	21,293
253,000 USD	Kenya Government International Bond(a)		8.0000	05/22/32	221,226
509,000 USD	Lebanon Government International Bond(e)		6.1000	10/04/22	34,358
66,000 USD	Lebanon Government International Bond(e)		6.3750	03/09/23	4,455
395,000 USD	Lebanon Government International Bond(e)		8.2500	04/12/23	26,663
72,000 USD	Lebanon Government International Bond(e)		6.4000	05/26/23	4,863

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal
Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 26.7% (Continued)
	SOVEREIGN — 15.6% (Continued)
156,000 USD	Lebanon Government International Bond(e)		6.1500	06/19/23	$10,452
56,000 USD	Lebanon Government International Bond(e)		6.7500	11/29/27	3,780
81,000 USD	Lebanon Government International Bond(e)		6.8500	05/25/29	5,426
175,000 USD	Lebanon Government International Bond(e)		6.6500	02/26/30	11,786
17,000 USD	Mexico Government International Bond		4.7500	04/27/32	16,413
32,000 USD	Mexico Government International Bond		4.8750	05/19/33	30,780
23,000 USD	Mexico Government International Bond		3.7710	05/24/61	15,640
25,000 USD	Mongolia Government International Bond(a)		8.6500	01/19/28	26,188
200,000 USD	Mozambique International Bond(a),(c)		5.0000	09/15/31	161,152
5,000 USD	Nigeria Government International Bond(a)		8.3750	03/24/29	4,180
190,000 USD	Nigeria Government International Bond(a)		7.8750	02/16/32	143,919
151,000 USD	Nigeria Government International Bond(a)		7.3750	09/28/33	108,181
34,000 USD	Nigeria Government International Bond(a)		7.6250	11/28/47	22,201
200,000 USD	Nigeria Government International Bond		7.6250	11/28/47	130,592
8,000 USD	Oman Government International Bond(a)		6.0000	08/01/29	8,214
246,000 USD	Pakistan Government International Bond(a),(h)		6.0000	04/08/26	107,625
41,000 USD	Panama Government International Bond		2.2520	09/29/32	31,519
48,000 USD	Papua New Guinea Government International Bond(a)		8.3750	10/04/28	44,143
28,000 USD	Philippine Government International Bond		2.4570	05/05/30	24,331
1,000 USD	Philippine Government International Bond		5.0000	07/17/33	1,017
20,000 USD	Qatar Government International Bond(a)		3.7500	04/16/30	19,645
13,000 USD	Qatar Government International Bond(a)		4.4000	04/16/50	12,316
17,846 USD	Republic of Angola Via Avenir II BV(b)	US0006M + 7.500%	12.6380	07/01/23	18,002
186,429 USD	Republic of Angola Via Avenir Issuer II Ireland		6.9270	02/19/27	178,971
27,000 USD	Republic of Kenya Government International Bond(a)		6.8750	06/24/24	25,490
18,000 USD	Republic of Poland Government International Bond		5.7500	11/16/32	19,497
2,524,000 ZAR	Republic of South Africa Government Bond		8.5000	01/31/37	117,814
21,000 USD	Republic of South Africa Government International		5.7500	09/30/49	16,076
43,000 USD	Republic of South Africa Government International		7.3000	04/20/52	38,883
2,000 USD	Romanian Government International Bond(a)		6.6250	02/17/28	2,077
7,000 EUR	Romanian Government International Bond		3.6240	05/26/30	6,478
29,000 EUR	Romanian Government International Bond(a)		2.1240	07/16/31	23,095
2,000 EUR	Romanian Government International Bond		4.1250	03/11/39	1,632
10,000 EUR	Romanian Government International Bond(a)		2.8750	04/13/42	6,520

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal
Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 26.7% (Continued)
	SOVEREIGN — 15.6% (Continued)
2,000 EUR	Romanian Government International Bond		2.8750	04/13/42	$1,304
25,000 EUR	Romanian Government International Bond(a)		4.6250	04/03/49	20,389
12,000 USD	Saudi Government International Bond(a)		5.5000	10/25/32	12,879
35,000 USD	Saudi Government International Bond(a)		2.2500	02/02/33	28,709
2,000 USD	Saudi Government International Bond(a)		4.6250	10/04/47	1,822
111,000 EUR	Senegal Government International Bond(a)		4.7500	03/13/28	107,197
544,000 USD	Turkey Government International Bond		9.8750	01/15/28	559,300
53,000 USD	Turkey Government International Bond		5.7500	05/11/47	35,543
56,000 USD	Ukraine Government International Bond(a)		7.7500	09/01/25	12,279
272,000 USD	Ukraine Government International Bond(a)		7.7500	09/01/26	60,973
139,000 USD	Ukraine Government International Bond(a)		7.3750	09/25/32	28,280
1,900,000 UYU	Uruguay Government International Bond		8.2500	05/21/31	44,096
14,000 USD	Zambia Government International Bond(a)		5.3750	01/20/23	6,563
87,000 USD	Zambia Government International Bond(a)		8.9700	07/30/27	43,644
					6,603,665
	SUPRANATIONAL — 0.4%
200,000 EUR	European Investment Bank		1.1250	09/15/36	171,437

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $12,958,535)				11,354,149

Shares
	SHORT-TERM INVESTMENTS — 4.6%
	MONEY MARKET FUNDS - 4.4%
1,859,362	Fidelity Government Portfolio, CLASS I, 4.17% (Cost $1,859,362)(f)				1,859,362
	COLLATERAL FOR SECURITIES LOANED – 0.2%
70,913	Mount Vernon Liquid Assets Portfolio, LLC, 4.47% (Cost $70,913) (f),(i)				70,913

	TOTAL INVESTMENTS – 96.9% (Cost $46,792,341)				$41,252,236
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.1%				1,306,830
	NET ASSETS - 100.0%				$42,559,066

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

OPEN FUTURES CONTRACTS
Number of			Notional	Value and Unrealized
Contracts	Open Long Futures Contracts	Expiration	Amount(g)	Appreciation (Depreciation)
12	Eurex 10 Year Euro BUND Future	03/08/2023	$1,784,803	$(17,501)
6	Eurex 30 Year Euro BUXL Future	03/08/2023	939,233	(101,584)
21	Long Gilt Future	03/29/2023	2,705,644	(22,690)
7	TSE Japanese 10 Year Bond Futures	03/13/2023	7,883,323	(66,075)
	TOTAL FUTURES CONTRACTS			$(207,850)

OPEN FUTURES CONTRACTS

Number of			Notional	Value and Unrealized
Contracts	Open Short Futures Contracts	Expiration	Amount(g)	Appreciation (Depreciation)
60	CBOT 10 Year US Treasury Note	03/22/2023	$6,870,960	$(57,882)
16	CBOT 5 Year US Treasury Note	03/31/2023	1,747,872	(18,497)
4	CBOT US Long Bond Future	03/22/2023	519,500	(15,828)
8	Euro-BTP Italian Bond Futures	03/08/2023	992,456	19,352
	TOTAL FUTURES CONTRACTS			$(72,855)

CREDIT DEFAULT SWAP AGREEMENTS

Description and Payment Frequency	Payment Frequency	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM SERIES 38	To Buy Monthly	Citibank	1.00%	221	12/20/2027	$2,775,000.00	139,625	154,758	(11,818)

ITRAXX EUROPE CROSSOVER SERIES 38	To Buy Monthly	Citibank	5.00%	414	12/20/2027	1,400,000.00	(59,992)	(33,061)	(17,863)

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Euro	02/07/2023	Barclay	55,457	$60,304	$(169)
Mexican Peso	02/09/2023	Capstone Global Markets	1,960,000	103,972	1,011
South African Rand	02/14/2023	JP Morgan Chase	630,000	36,182	(795)
Brazilian Real	03/02/2023	JP Morgan Chase	380,000	74,522	753
Mexican Peso	03/06/2023	JP Morgan Chase	790,000	41,731	1,308
Thailand Baht	03/07/2023	JP Morgan Chase	1,300,000	39,680	2,102
Columbian Peso	03/22/2023	JP Morgan Chase	85,000,001	18,042	597
Chilean Peso	04/19/2023	JP Morgan Chase	15,600,000	19,369	1,449
Euro	04/28/2023	Capstone Global Markets	119,000	130,033	495
Euro	04/28/2023	JP Morgan Chase	118,620	129,618	(226)
				$653,453	$6,525

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Sell:
Euro	02/07/2023	Barclay	4,442,873	$4,831,189	$(130,188)
Euro	02/07/2023	JP Morgan Chase	63,884	69,468	(468)
Euro	02/09/2023	Capstone Global Markets	480,000	522,015	(4,094)
Mexican Peso	02/09/2023	Capstone Global Markets	7,910,000	419,600	(5,462)
Mexican Peso	02/09/2023	JP Morgan Chase	3,950,000	209,535	(1,230)
South African Rand	02/14/2023	JP Morgan Chase	630,000	36,182	100
Japanese Yen	02/17/2023	Capstone Global Markets	67,709,999	521,277	7,249
Singapore Dollar	02/21/2023	Capstone Global Markets	380,000	289,357	(2,399)
Brazilian Real	03/02/2023	JP Morgan Chase	380,000	74,522	(3,154)
Thailand Baht	03/07/2023	JP Morgan Chase	1,300,000	39,680	(1,785)
Chilean Peso	04/19/2023	JP Morgan Chase	15,600,000	19,369	(619)
Australian Dollar	04/28/2023	Capstone Global Markets	713,200	505,035	(804)
British Pound	04/28/2023	Capstone Global Markets	864,200	1,067,315	(194)
Canadian Dollar	04/28/2023	Capstone Global Markets	880,700	662,376	(2,757)
Euro	04/28/2023	JP Morgan Chase	9,329,400	10,194,427	(4,443)
Japanese Yen	04/28/2023	Capstone Global Markets	38,143,600	296,546	461
				$19,757,893	$(149,787)

Total					$(143,262)

				Local Currency	Local Currency
		Settlement		Amount	Amount Purchased	U.S. Dollar Market	U.S. Dollar Market	Unrealized
Foreign Currency		Date	Counterparty	Purchased Buy	Sell	Value Buy	Value Sell	Depreciation
To Buy:	To Sell:
Euro	British Pound	4/28/2023	JP Morgan Chase	519,834	460,300	568,033	(568,486)	$(453)
				519,834	460,300	$568,033	$568,486	$(453)

Total								$(453)

A/S	- Anonim Sirketi

LLC	- Limited Liability Company

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

CIT	- Citibank

USB	- US Bank

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

EUR003M	Euribor 3 Month ACT/360

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0006M	ICE LIBOR USD 6 Month

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

COP	Columbian Peso

EUR	Euro

GBP	British Pound

IDR	Indonesia Rupiah

JPY	Japanese Yen

MXN	Mexican Peso

RON	Romanian Leu

THB	US Dollars

USD	US Dollars

UYU	Uruguayan Peso

ZAR	South African Rand

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023 the total market value of 144A securities is 14,918,888 or 35.1% of net assets.

(b)	Variable rate security; the rate shown represents the rate on January 31, 2023.

(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at January 31, 2023.

(d)	Zero coupon bond.

(e)	Represents issuer in default on interest payments; non-income producing security.

(f)	Rate disclosed is the seven day effective yield as of January 31, 2023.

(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(h)	All or a portion of these securities are on loan. Total loaned securities had a value of $69,569 at January 31, 2023.

(i)	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.9%
	AEROSPACE & DEFENSE - 3.0%
9,200	L3Harris Technologies, Inc.	$1,976,344
30,594	Raytheon Technologies Corporation	3,054,812
		5,031,156
	ASSET MANAGEMENT - 2.9%
3,093	BlackRock, Inc.	2,348,237
30,463	Charles Schwab Corporation (The)	2,358,445
		4,706,682
	AUTOMOTIVE - 0.9%
36,595	General Motors Company	1,438,915

	BANKING - 7.6%
110,815	Bank of America Corporation	3,931,716
30,234	JPMorgan Chase & Company	4,231,551
38,265	Truist Financial Corporation	1,889,908
52,526	Wells Fargo & Company	2,461,894
		12,515,069
	BIOTECH & PHARMA - 5.8%
11,190	AbbVie, Inc.	1,653,323
36,040	Bristol-Myers Squibb Company	2,618,306
18,541	Johnson & Johnson	3,029,969
20,036	Merck & Company, Inc.	2,152,067
		9,453,665
	CHEMICALS - 3.2%
6,105	Air Products and Chemicals, Inc.	1,956,713
30,024	Corteva, Inc.	1,935,046
41,411	Huntsman Corporation	1,312,315
		5,204,074
	CONSTRUCTION MATERIALS - 2.1%
5,500	Martin Marietta Materials, Inc.	1,978,020
15,070	Owens Corning	1,456,516
		3,434,536
	CONSUMER SERVICES - 1.3%
29,067	Service Corp International	2,155,319

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	DIVERSIFIED INDUSTRIALS - 2.4%
17,023	Emerson Electric Company	$1,535,815
11,007	Honeywell International, Inc.	2,294,739
		3,830,554
	ELECTRIC UTILITIES - 4.2%
49,920	NextEra Energy, Inc.	3,725,530
44,025	Xcel Energy, Inc.	3,027,599
		6,753,129
	ELECTRICAL EQUIPMENT - 1.3%
29,179	Johnson Controls International plc	2,029,983

	ENGINEERING & CONSTRUCTION - 1.6%
16,670	Quanta Services, Inc.	2,537,007

	ENTERTAINMENT CONTENT - 2.6%
44,774	Fox Corporation, Class A	1,519,630
24,557	Walt Disney Company (The)(a)	2,664,189
		4,183,819
	FOOD - 2.5%
39,640	Mondelez International, Inc., Class A	2,594,043
21,859	Tyson Foods, Inc., Class A	1,437,229
		4,031,272
	HEALTH CARE FACILITIES & SERVICES - 4.4%
13,234	AmerisourceBergen Corporation	2,236,017
29,481	CVS Health Corporation	2,600,813
4,684	UnitedHealth Group, Inc.	2,338,206
		7,175,036
	HOUSEHOLD PRODUCTS - 1.5%
17,501	Procter & Gamble Company (The)	2,491,792

	INDUSTRIAL REIT - 1.0%
12,981	Prologis, Inc.	1,678,184

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	INFRASTRUCTURE REIT - 1.4%
9,735	American Tower Corporation	$2,174,701

	INSTITUTIONAL FINANCIAL SERVICES - 2.7%
46,625	Bank of New York Mellon Corporation (The)	2,357,826
18,518	Intercontinental Exchange, Inc.	1,991,611
		4,349,437
	INSURANCE - 6.4%
17,827	Allstate Corporation (The)	2,290,235
5,849	Berkshire Hathaway, Inc., Class B(a)	1,822,080
30,860	Hartford Financial Services Group, Inc. (The)	2,395,045
17,043	Prudential Financial, Inc.	1,788,492
10,467	Travelers Companies, Inc. (The)	2,000,453
		10,296,305
	INTERNET MEDIA & SERVICES - 3.5%
31,947	Alphabet, Inc., Class A(a)	3,157,641
15,776	Meta Platforms, Inc., Class A(a)	2,350,151
		5,507,792
	LEISURE FACILITIES & SERVICES - 1.2%
13,019	Darden Restaurants, Inc.	1,926,421

	MACHINERY - 2.1%
5,976	Caterpillar, Inc.	1,507,685
5,894	Parker-Hannifin Corporation	1,921,444
		3,429,129
	MEDICAL EQUIPMENT & DEVICES - 5.5%
31,254	Abbott Laboratories	3,455,130
6,075	Stryker Corporation	1,541,896
6,767	Thermo Fisher Scientific, Inc.	3,859,423
		8,856,449
	OFFICE REIT - 0.5%
11,027	Boston Properties, Inc.	821,953

	OIL & GAS PRODUCERS - 7.5%
25,157	ConocoPhillips	3,065,884

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	OIL & GAS PRODUCERS - 7.5% (Continued)
14,543	EOG Resources, Inc.	$1,923,312
47,374	Exxon Mobil Corporation	5,495,858
15,861	Phillips 66	1,590,382
		12,075,436
	OIL & GAS SERVICES & EQUIPMENT - 1.9%
54,492	Schlumberger Ltd	3,104,954

	RESIDENTIAL REIT - 1.1%
25,605	Equity LifeStyle Properties, Inc.	1,837,927

	RETAIL - CONSUMER STAPLES - 1.2%
11,389	Target Corporation	1,960,502

	RETAIL - DISCRETIONARY - 1.3%
9,809	Lowe’s Companies, Inc.	2,042,724

	SEMICONDUCTORS - 3.1%
3,129	Broadcom, Inc.	1,830,496
21,744	Micron Technology, Inc.	1,311,163
25,839	ON Semiconductor Corporation(a)	1,897,875
		5,039,534
	SOFTWARE - 1.2%
8,074	Microsoft Corporation	2,000,818

	SPECIALTY FINANCE - 1.0%
8,890	American Express Company	1,555,128

	TECHNOLOGY HARDWARE - 2.5%
34,570	Cisco Systems, Inc.	1,682,522
9,058	Motorola Solutions, Inc.	2,327,996
		4,010,518
	TECHNOLOGY SERVICES - 1.4%
27,489	PayPal Holdings, Inc.(a)	2,240,079

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	TELECOMMUNICATIONS - 1.3%
51,692	Verizon Communications, Inc.	$2,148,836

	TRANSPORTATION & LOGISTICS - 2.8%
65,544	CSX Corporation	2,026,620
21,440	Knight-Swift Transportation Holdings, Inc.	1,267,104
33,709	Southwest Airlines Company	1,205,771
		4,499,495

	TOTAL COMMON STOCKS (Cost $112,697,309)	158,528,330

	SHORT-TERM INVESTMENTS — 1.6%
	MONEY MARKET FUNDS - 1.6%
2,584,600	STIT - Treasury Portfolio, Institutional Class, 4.28% (Cost $2,584,600)(b)	2,584,600

	TOTAL INVESTMENTS - 99.5% (Cost $115,281,909)	$161,112,930
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	746,775
	NET ASSETS - 100.0%	$161,859,705

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of January 31, 2023.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9%
	AUTOMOTIVE - 1.3%
89,775	American Axle & Manufacturing Holdings, Inc.(a)	$796,304

	BANKING - 18.5%
21,893	Amalgamated Financial Corporation	502,444
13,474	Banner Corporation	873,519
22,244	Central Pacific Financial Corporation	502,714
21,379	Customers Bancorp, Inc.(a)	649,280
42,443	Eastern Bankshares, Inc.	686,303
21,509	First Bancorp	857,134
13,757	First Financial Corporation	617,964
18,455	Hancock Whitney Corporation	950,064
18,832	Heartland Financial USA, Inc.	931,620
29,834	Heritage Financial Corporation	851,164
21,800	Independent Bank Corporation	483,306
27,548	PacWest Bancorp	761,978
23,289	Pathward Financial, Inc.	1,155,601
18,618	Peoples Bancorp, Inc.	552,396
8,672	UMB Financial Corporation	782,128
		11,157,615
	BIOTECH & PHARMA - 6.9%
19,283	Amphastar Pharmaceuticals, Inc.(a)	583,504
13,078	Anika Therapeutics, Inc.(a)	405,549
18,665	Chinook Therapeutics, Inc.(a)	471,665
10,331	Eagle Pharmaceuticals, Inc.(a)	350,634
16,900	Ideaya Biosciences, Inc.(a)	287,807
15,272	iTeos Therapeutics, Inc.(a)	319,185
14,994	Supernus Pharmaceuticals, Inc.(a)	614,904
23,817	Syndax Pharmaceuticals, Inc.(a)	683,547
14,900	Vir Biotechnology, Inc.(a)	440,295
		4,157,090
	CHEMICALS - 2.4%
16,774	AdvanSix, Inc.	725,308
11,228	Minerals Technologies, Inc.	779,784
		1,505,092

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	CONTAINERS & PACKAGING - 1.1%
33,784	O-I Glass, Inc.(a)	$650,342

	ELECTRIC UTILITIES - 2.5%
20,560	Avista Corporation	820,344
11,959	NorthWestern Corporation	679,271
		1,499,615
	ELECTRICAL EQUIPMENT - 0.9%
6,860	Belden, Inc.	556,277

	FORESTRY, PAPER & WOOD PRODUCTS - 1.2%
10,720	Louisiana-Pacific Corporation	729,925

	GAS & WATER UTILITIES - 2.7%
10,176	Northwest Natural Holding Company	510,225
5,932	ONE Gas, Inc.	488,560
8,679	SJW Group	671,841
		1,670,626
	HEALTH CARE FACILITIES & SERVICES - 2.3%
5,654	Addus HomeCare Corporation(a)	607,918
5,341	National HealthCare Corporation	318,003
24,967	Owens & Minor, Inc.(a)	492,849
		1,418,770
	HEALTH CARE REIT - 1.3%
56,590	Sabra Health Care REIT, Inc.	763,965

	HOME CONSTRUCTION - 1.6%
8,773	Meritage Homes Corporation(a)	944,764

	HOTEL REIT - 1.1%
39,678	Pebblebrook Hotel Trust	650,719

	INDUSTRIAL INTERMEDIATE PROD - 2.6%
5,876	EnPro Industries, Inc.	711,407

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	INDUSTRIAL INTERMEDIATE PROD - 2.6% (Continued)
13,029	Mueller Industries, Inc.	$854,051
		1,565,458
	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
5,322	Piper Sandler Cos	756,256

	INSURANCE - 3.4%
11,773	American Equity Investment Life Holding Company	560,983
8,438	Axis Capital Holdings Ltd.	527,966
4,443	Hanover Insurance Group, Inc. (The)	597,939
1,348	National Western Life Group, Inc., Class A	373,126
		2,060,014
	INTERNET MEDIA & SERVICES - 0.8%
20,147	TripAdvisor, Inc.(a)	469,425

	LEISURE FACILITIES & SERVICES - 1.8%
24,205	Bloomin’ Brands, Inc.	586,971
12,088	Travel + Leisure Company	512,169
		1,099,140
	LEISURE PRODUCTS - 1.0%
6,535	Thor Industries, Inc.	622,982

	MACHINERY - 3.9%
5,450	Alamo Group, Inc.	852,761
5,054	Curtiss-Wright Corporation	837,953
14,960	Hillenbrand, Inc.	701,026
		2,391,740
	MEDICAL EQUIPMENT & DEVICES - 1.2%
22,755	Avanos Medical, Inc.(a)	697,213

	METALS & MINING - 1.0%
3,706	Encore Wire Corporation	598,260

	MORTGAGE FINANCE - 2.0%
55,323	Ladder Capital Corporation	619,617

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	MORTGAGE FINANCE - 2.0% (Continued)
46,121	Ready Capital Corporation	$610,181
		1,229,798
	MULTI ASSET CLASS REIT - 2.5%
54,237	Armada Hoffler Properties, Inc.	687,725
55,865	Global Net Lease, Inc.	835,182
		1,522,907
	OIL & GAS PRODUCERS - 2.9%
9,463	Callon Petroleum Company(a)	402,651
19,915	PBF Energy, Inc., Class A	836,230
18,785	SilverBow Resources, Inc.(a)	493,482
		1,732,363
	OIL & GAS SERVICES & EQUIPMENT - 2.5%
41,021	Liberty Oilfield Services, Inc., Class A	649,362
89,733	RPC, Inc.	890,152
		1,539,514
	PUBLISHING & BROADCASTING - 1.1%
33,920	Sinclair Broadcast Group, Inc., Class A	699,769

	RETAIL - CONSUMER STAPLES - 1.5%
9,318	Ingles Markets, Inc., Class A	885,210

	RETAIL - DISCRETIONARY - 4.0%
12,079	Academy Sports & Outdoors, Inc.	705,655
26,589	Ethan Allen Interiors, Inc.	764,168
31,324	Sally Beauty Holdings, Inc.(a)	488,028
6,015	Signet Jewelers Ltd.	462,012
		2,419,863
	RETAIL REIT - 4.3%
45,110	Acadia Realty Trust	700,558
40,768	Essential Properties Realty Trust, Inc.	1,038,769
19,586	Spirit Realty Capital, Inc.	859,434
		2,598,761

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	SEMICONDUCTORS - 1.4%
9,569	Diodes, Inc.(a)	$853,459

	SPECIALTY FINANCE - 1.9%
11,753	Essent Group Ltd.	517,485
13,352	Mr Cooper Group, Inc.(a)	614,058
		1,131,543
	SPECIALTY REIT - 0.7%
10,316	EPR Properties	438,224

	TECHNOLOGY HARDWARE - 2.0%
38,207	Knowles Corporation(a)	734,721
15,774	NetScout Systems, Inc.(a)	506,345
		1,241,066
	TECHNOLOGY SERVICES - 3.6%
33,479	Green Dot Corporation, Class A(a)	605,300
35,935	LiveRamp Holdings, Inc.(a)	961,621
5,859	Science Applications International Corporation	608,047
		2,174,968
	TELECOMMUNICATIONS - 0.9%
28,381	EchoStar Corporation, Class A(a)	531,009

	TIMBER REIT - 1.4%
17,243	PotlatchDeltic Corporation	844,045

	TRANSPORTATION & LOGISTICS - 4.5%
7,724	ArcBest Corporation	644,568
10,723	Matson, Inc.	709,005
8,796	Ryder System, Inc.	830,431
25,719	SkyWest, Inc.(a)	533,926
		2,717,930
	WHOLESALE - CONSUMER STAPLES - 1.0%
16,707	Andersons, Inc. (The)	614,483

	TOTAL COMMON STOCKS (Cost $52,047,775)	59,936,504

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
109,126	STIT - Treasury Portfolio, Institutional Class, 4.28% (Cost $109,126)(b)	$109,126

	TOTAL INVESTMENTS - 99.1% (Cost $52,156,901)	$60,045,630
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%	542,312
	NET ASSETS - 100.0%	$60,587,942

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of January 31, 2023.

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8%
	ASSET MANAGEMENT - 2.9%
54,836	Blackstone, Inc.(a)	$5,262,063

	E-COMMERCE DISCRETIONARY - 8.8%
109,292	Amazon.com, Inc.(b)	11,271,284
4,095	MercadoLibre, Inc.(b)	4,839,021
		16,110,305
	INTERNET MEDIA & SERVICES - 2.5%
13,135	Netflix, Inc.(b)	4,647,951

	LEISURE FACILITIES & SERVICES - 3.3%
3,706	Chipotle Mexican Grill, Inc.(b)	6,101,484

	MEDICAL EQUIPMENT & DEVICES - 13.6%
12,150	Align Technology, Inc.(b)	3,277,220
57,728	DexCom, Inc.(b)	6,182,092
52,820	Edwards Lifesciences Corporation(b)	4,051,294
17,908	Insulet Corporation(a),(b)	5,145,327
25,718	Intuitive Surgical, Inc.(b)	6,318,654
		24,974,587
	RETAIL - DISCRETIONARY - 5.7%
15,286	Lululemon Athletica, Inc.(b)	4,690,968
25,619	Tractor Supply Company(a)	5,840,875
		10,531,843
	SEMICONDUCTORS - 16.7%
39,703	Advanced Micro Devices, Inc.(b)	2,983,680
10,179	ASML Holding N.V. - ADR	6,726,690
63,080	Marvell Technology, Inc.	2,721,902
62,448	NVIDIA Corporation	12,200,466
44,672	QUALCOMM, Inc.	5,950,757
		30,583,495
	SOFTWARE - 25.1%
17,403	Adobe, Inc.(b)	6,445,027
55,138	Microsoft Corporation	13,663,749
5,689	Palo Alto Networks, Inc.(a),(b)	902,503

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SOFTWARE - 25.1% (Continued)
41,585	Salesforce, Inc.(b)	$6,985,032
27,166	ServiceNow, Inc.(b)	12,364,062
34,913	Veeva Systems, Inc., Class A(b)	5,954,412
		46,314,785
	TECHNOLOGY HARDWARE - 5.1%
65,250	Apple, Inc.	9,414,923

	TECHNOLOGY SERVICES - 16.1%
41,113	Block, Inc., Class A(b)	3,359,754
38,989	Mastercard, Inc., Class A	14,449,323
33,230	PayPal Holdings, Inc.(a),(b)	2,707,913
39,233	Visa, Inc., Class A(a)	9,031,829
		29,548,819

	TOTAL COMMON STOCKS (Cost $124,044,864)	183,490,255

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 12.1%
	COLLATERAL FOR SECURITIES LOANED - 11.8%
21,767,694	Mount Vernon Liquid Assets Portfolio, LLC, , 4.54% (Cost $21,767,694)(c)(d)	21,767,694

	MONEY MARKET FUND - 0.3%
518,867	STIT - Treasury Obligations Portfolio, Institutional Class , 4.28% (Cost $518,867)(c)	518,867

	TOTAL SHORT-TERM INVESTMENTS (Cost$22,286,561)	22,286,561

	TOTAL INVESTMENTS - 111.9% (Cost $146,331,425)	$205,776,816
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.9)%	(21,893,870)
	NET ASSETS - 100.0%	$183,882,946

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $21,549,071 at January 31, 2023.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2023.

(d)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of thevalue of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0%
	ADVERTISING & MARKETING - 0.8%
13,038	Trade Desk, Inc. (The), Class A(a)	$661,027

	AEROSPACE & DEFENSE - 1.8%
20,372	Hexcel Corporation	1,437,856

	APPAREL & TEXTILE PRODUCTS - 2.0%
5,054	Crocs, Inc.(a),(b)	615,426
2,287	Deckers Outdoor Corporation(a)	977,646
		1,593,072
	BANKING - 2.0%
19,333	First Merchants Corporation	824,359
23,584	Seacoast Banking Corp of Florida(b)	757,282
		1,581,641
	BIOTECH & PHARMA - 8.6%
42,586	Alector, Inc.(a)	375,609
31,892	Anavex Life Sciences Corporation(a),(b)	346,666
8,103	Apellis Pharmaceuticals, Inc.(a),(b)	427,271
18,580	Halozyme Therapeutics, Inc.(a),(b)	961,886
7,227	Immunocore Holdings plc - ADR(a)	442,798
15,043	Intra-Cellular Therapies, Inc.(a)	720,861
24,132	IVERIC bio, Inc.(a)	557,449
29,428	Maravai LifeSciences Holdings, Inc.(a)	431,414
113,992	MaxCyte, Inc.(a)	665,713
53,060	Point Biopharma Global, Inc.(a)	424,480
40,355	Roivant Sciences Ltd.(a)	334,947
42,391	TG Therapeutics, Inc.(a)	645,615
12,356	Vaxcyte, Inc.(a)	560,345
		6,895,054
	COMMERCIAL SUPPORT SERVICES - 0.9%
4,696	FTI Consulting, Inc.(a)	749,106

	ELECTRICAL EQUIPMENT - 3.4%
21,398	Bloom Energy Corporation, Class A(a)	533,452
19,867	BWX Technologies, Inc.	1,209,106

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	ELECTRICAL EQUIPMENT - 3.4% (Continued)
17,436	Itron, Inc.(a)	$1,002,047
		2,744,605
	ENGINEERING & CONSTRUCTION - 5.5%
9,255	Exponent, Inc.	949,008
9,772	MasTec, Inc.(a)	959,904
21,206	Montrose Environmental Group, Inc.(a)	1,148,517
25,732	WillScotMobile Mini Holdings Corporation (a)	1,246,972
		4,304,401
	FOOD - 1.0%
66,000	Krispy Kreme, Inc.	805,200

	HEALTH CARE FACILITIES & SERVICES - 6.1%
8,718	Amedisys, Inc.(a)	842,682
25,065	Option Care Health, Inc.(a)	723,627
13,089	Progyny, Inc.(a),(b)	450,131
48,874	RadNet, Inc.(a)	1,028,797
46,066	SI-BONE, Inc.(a)	784,504
30,476	Surgery Partners, Inc.(a),(b)	1,011,803
		4,841,544
	HOUSEHOLD PRODUCTS - 3.0%
89,438	Coty, Inc., Class A(a)	890,802
7,677	elf Beauty, Inc.(a)	441,811
8,678	Inter Parfums, Inc.(b)	1,025,914
		2,358,527
	INDUSTRIAL SUPPORT SERVICES - 0.7%
3,453	SiteOne Landscape Supply, Inc.(a),(b)	523,164

	INSTITUTIONAL FINANCIAL SERVICES - 2.7%
6,252	Evercore, Inc., Class A	811,572
8,439	Houlihan Lokey, Inc.	836,052
6,796	Tradeweb Markets, Inc., Class A	506,574
		2,154,198
	INTERNET MEDIA & SERVICES - 1.9%
99,249	Eventbrite, Inc., Class A(a),(b)	882,323

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	INTERNET MEDIA & SERVICES - 1.9% (Continued)
22,340	Pinterest, Inc., Class A(a),(b)	$587,319
		1,469,642
	LEISURE FACILITIES & SERVICES - 7.3%
21,278	Dave & Buster’s Entertainment, Inc.(a)	922,401
12,912	Dutch Bros, Inc.(a),(b)	492,076
8,170	Kura Sushi USA, Inc.(a)	507,684
42,154	OneSpaWorld Holdings Ltd.(a),(b)	443,039
12,094	Papa John’s International, Inc.(b)	1,084,710
6,708	Planet Fitness, Inc., Class A(a)	567,832
9,954	Texas Roadhouse, Inc.(b)	999,680
5,444	Wingstop, Inc.(b)	862,711
		5,880,133
	LEISURE PRODUCTS - 2.1%
5,123	Axon Enterprise, Inc.(a)	1,001,240
5,416	Fox Factory Holding Corporation(a)	639,575
		1,640,815
	MACHINERY - 3.2%
23,412	Flowserve Corporation	805,841
5,728	Lindsay Corporation	897,119
6,433	MSA Safety, Inc.	877,397
		2,580,357
	MEDICAL EQUIPMENT & DEVICES - 7.7%
107,098	Adaptive Biotechnologies Corporation(a)	992,799
65,895	Alphatec Holdings, Inc.(a),(b)	857,953
17,351	BioLifeSolutions, Inc. (a)	406,707
105,787	Cerus Corporation(a)	332,171
6,152	DexCom, Inc.(a)	658,818
10,454	Inari Medical, Inc.(a)	596,401
2,407	Insulet Corporation(a),(b)	691,579
3,908	RepligenCorporation (a),(b)	724,152
16,780	Silk Road Medical, Inc.(a)	912,161
		6,172,741

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	OIL & GAS PRODUCERS - 0.9%
4,816	Cheniere Energy, Inc.	$735,837

	OIL & GAS SERVICES & EQUIPMENT - 1.1%
61,175	TechnipFMC plc(a),(b)	849,721

	RENEWABLE ENERGY - 1.9%
22,602	Shoals Technologies Group, Inc.(a),(b)	630,370
2,724	SolarEdge Technologies, Inc.(a)	869,309
		1,499,679
	RETAIL - CONSUMER STAPLES - 1.8%
4,890	Five Below, Inc.(a)	963,966
8,207	Ollie’s Bargain Outlet Holdings, Inc.(a),(b)	449,415
		1,413,381
	RETAIL - DISCRETIONARY - 1.0%
12,844	Freshpet, Inc.(a),(b)	813,411

	SEMICONDUCTORS - 8.6%
11,818	Aehr Test Systems(a),(b)	413,157
23,902	Allegro MicroSystems, Inc.(a)	912,339
6,100	Axcelis Technologies, Inc.(a)	670,695
9,282	Azenta, Inc.(a),(b)	518,864
11,110	Lattice Semiconductor Corporation(a)	842,027
12,323	Onto Innovation, Inc.(a)	969,203
6,862	Power Integrations, Inc.(b)	590,750
4,726	Silicon Laboratories, Inc.(a),(b)	741,557
3,355	SiTime Corporation(a)	386,597
11,315	Wolfspeed, Inc.(a)	871,368
		6,916,557
	SOFTWARE - 13.6%
7,644	Alteryx, Inc., Class A(a)	424,166
6,690	Appfolio, Inc., Class A(a)	751,488
32,714	BigCommerce Holdings, Inc.(a)	401,074
5,887	Blackline, Inc.(a)	422,687
15,765	Calix, Inc.(a)	829,870

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	SOFTWARE - 13.6% (Continued)
8,513	Crowdstrike Holdings, Inc., Class A(a)	$901,527
35,037	DoubleVerify Holdings, Inc.(a),(b)	952,656
27,133	Doximity, Inc.(a),(b)	956,980
6,153	Duolingo, Inc.(a)	587,550
21,405	Dynatrace, Inc.(a)	822,594
12,067	Five9, Inc.(a)	950,638
22,933	Jamf Holding Corporation(a)	455,679
31,696	JFrog Ltd.(a),(b)	814,904
5,356	Omnicell, Inc.(a)	297,097
20,906	Privia Health Group, Inc.(a)	565,298
7,142	Sprout Social, Inc., Class A(a)	456,874
11,560	ZoomInfo Technologies, Inc., Class A(a),(b)	326,339
		10,917,421
	TECHNOLOGY HARDWARE - 1.1%
6,635	Fabrinet(a),(b)	873,564

	TECHNOLOGY SERVICES - 6.1%
4,900	Globant S.A.(a)	794,682
18,407	MAXIMUS, Inc.	1,377,764
1,797	MSCI, Inc.	955,213
12,551	Shift4 Payments, Inc.(a),(b)	803,766
11,637	WNS Holdings Ltd. - ADR(a)	986,003
		4,917,428
	TRANSPORTATION & LOGISTICS - 0.6%
18,007	Air Transport Services Group, Inc.(a)	509,778

	WHOLESALE - CONSUMER STAPLES - 0.6%
17,085	Grocery Outlet Holding Corporation(a)	519,213

	TOTAL COMMON STOCKS (Cost $68,240,395)	78,359,073

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 23.9%
	COLLATERAL FOR SECURITIES LOANED - 21.6%
17,281,108	Mount Vernon Liquid Assets Portfolio, LLC, 4.54% (Cost $17,281,108)(c)(d)	$17,281,108

	MONEY MARKET FUND - 2.3%
1,860,649	Fidelity Government Portfolio, CLASS I, 4.17% (Cost $1,860,649)(c)	1,860,649

	TOTAL SHORT-TERM INVESTMENTS (Cost$19,141,757)	19,141,757

	TOTAL INVESTMENTS - 121.9% (Cost $87,382,152)	$97,500,830
	LIABILITIES IN EXCESS OF OTHER ASSETS - (21.9)%	(17,497,299)
	NET ASSETS - 100.0%	$80,003,531

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $17,266,416 at January 31, 2023.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2023.

(d)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	CLOSED END FUNDS — 0.9%
	MIXED ALLOCATION - 0.9%
136,545	Vietnam Enterprise Investments Ltd.(a)	$1,065,011

	TOTAL CLOSED END FUNDS (Cost $861,698)	1,065,011

	COMMON STOCKS — 99.6%
	APPAREL & TEXTILE PRODUCTS - 1.2%
112,200	Shenzhou International Group Holdings Ltd.(b)	1,413,130

	ASSET MANAGEMENT - 0.6%
198,400	East Money Information Company Ltd.	665,111

	AUTOMOTIVE - 1.6%
2,137	LG Energy Solution Ltd.(a)	908,075
82,500	NIO, Inc. - ADR(a)	995,775
		1,903,850
	BANKING - 11.2%
167,748	Banco Bradesco S.A. - ADR	468,017
2,100,500	Bank Central Asia Tbk P.T.	1,190,147
207,400	Bank for Foreign Trade of Vietnam JSC(a)	812,796
2,938,000	CTBC Financial Holding Company Ltd.	2,243,403
265,895	FirstRand Ltd.(b)	988,243
11,900	HDFC Bank Ltd. - ADR	801,584
36,900	ICICI Bank Ltd. - ADR	768,627
210,148	Itau Unibanco Holding S.A. - ADR	1,046,537
51,974	KB Financial Group, Inc.	2,366,236
2,077,000	Public Bank Bhd	2,069,302
152,825	Qatar National Bank QPSC(b)	757,813
		13,512,705
	BEVERAGES - 3.3%
19,800	Heineken Malaysia Bhd	130,080
4,300	Kweichow Moutai Company Ltd.	1,179,446
184,836	Varun Beverages Ltd.	2,601,062
		3,910,588

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	CHEMICALS - 1.8%
2,404	LG Chem Ltd.	$1,355,483
7,577	Sociedad Quimica y Minera de Chile S.A. - ADR	739,061
		2,094,544
	CONSTRUCTION MATERIALS - 0.7%
952,000	China National Building Material Company Ltd., H Shares	873,592

	CONSUMER SERVICES - 1.7%
1,278,000	China Education Group Holdings Ltd.	2,029,515

	E-COMMERCE DISCRETIONARY - 9.4%
470,841	Alibaba Group Holding Ltd.(a),(b)	6,474,015
50,046	JD.com, Inc.	1,486,167
149,040	Meituan(a),(b)	3,332,218
		11,292,400
	ELECTRIC UTILITIES - 0.0%(c)
77,040	ACEN Corporation	9,896

	ELECTRICAL EQUIPMENT - 0.7%
207,024	NARI Technology Company Ltd.	811,617

	ENGINEERING & CONSTRUCTION - 1.7%
50,826	Larsen & Toubro Ltd.	1,325,749
25,748	Mytilineos S.A.	666,056
		1,991,805
	ENTERTAINMENT CONTENT - 2.0%
136,990	NetEase, Inc.	2,430,710

	FOOD - 1.1%
5,540,200	Monde Nissin Corporation	1,340,756

	HEALTH CARE FACILITIES & SERVICES - 3.0%
84,600	Hangzhou Tigermed Consulting Company Ltd.	1,109,855
452,096	Max Healthcare Institute Ltd.(a)	2,451,614
		3,561,469

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HOME & OFFICE PRODUCTS - 1.4%
452,200	Haier Smart Home Company Ltd., H Shares(b)	$1,667,917

	INSURANCE - 4.2%
252,200	AIA Group Ltd.(b)	2,852,044
131,480	Prudential plc	2,184,465
		5,036,509
	INTERNET MEDIA & SERVICES - 6.0%
6,993	Naspers Ltd., N Shares(b)	1,352,408
119,900	Tencent Holdings Ltd.(b)	5,843,119
		7,195,527
	LEISURE FACILITIES & SERVICES - 3.7%
182,930	Jollibee Foods Corporation	796,955
1,016,335	Lemon Tree Hotels Ltd.(a)	955,787
1,052,400	Minor International PCL - ADR(a)	1,071,742
108,538	OPAP S.A.	1,629,655
		4,454,139
	MACHINERY - 2.1%
127,500	Jiangsu Hengli Hydraulic Company Ltd.	1,238,347
485,326	Sany Heavy Industry Company Ltd., Class A	1,263,102
		2,501,449
	MEDICAL EQUIPMENT & DEVICES - 1.4%
35,200	Shenzhen Mindray Bio-Medical Electronics Company	1,741,056

	OIL & GAS PRODUCERS - 2.0%
376,189	Gazprom PJSC(b)	—
89,100	Petroleo Brasileiro S.A. - ADR	1,033,560
259,210	PTT Exploration & Production PCL	1,360,639
		2,394,199
	REAL ESTATE OWNERS & DEVELOPERS - 0.9%
667,729	Indiabulls Real Estate Ltd.(a)	593,148
230,490	Vinhomes JSC(b)	500,296
		1,093,444
	RENEWABLE ENERGY - 3.6%
32,500	Contemporary Amperex Technology Company Ltd.	2,255,366

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	RENEWABLE ENERGY - 3.6% (Continued)
285,250	LONGi Green Energy Technology Company Ltd., Class A	$2,045,690
		4,301,056
	RETAIL - CONSUMER STAPLES - 2.9%
8,512	Magnit PJSC(a),(b)	—
189,000	President Chain Store Corporation	1,700,114
472,337	Wal-Mart de Mexico S.A.B. de C.V.	1,844,998
		3,545,112
	RETAIL - DISCRETIONARY - 2.5%
1,828,200	Home Product Center PCL	799,948
226,500	Li Ning Company Ltd.	2,239,303
		3,039,251
	SEMICONDUCTORS - 9.9%
17,000	eMemory Technology, Inc.	930,812
72,196	MediaTek, Inc.	1,741,947
478,608	Taiwan Semiconductor Manufacturing Company Ltd.	8,434,381
9,700	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	899,481
		12,006,621
	SPECIALTY FINANCE - 3.1%
115,498	Housing Development Finance Corp Ltd.	3,725,540

	TECHNOLOGY HARDWARE - 7.5%
80,099	Accton Technology Corporation	653,699
127,000	E Ink Holdings, Inc.	735,948
155,547	Samsung Electronics Company Ltd.	7,678,158
		9,067,805
	TECHNOLOGY SERVICES - 2.5%
401,028	Shanghai Baosight Software Company Ltd.	2,976,792

	TELECOMMUNICATIONS - 2.8%
148,450	Bharti Airtel Ltd.	1,401,578
7,762,700	Telekomunikasi Indonesia Persero Tbk P.T.	2,002,929
		3,404,507

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares				Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TRANSPORTATION & LOGISTICS - 2.5%
185,172	Container Corp Of India Ltd.			$1,428,939
185,376	Spring Airlines Company Ltd.(a)			1,658,849
				3,087,788
	WHOLESALE - CONSUMER STAPLES - 0.6%
407,136	Devyani International Ltd.(a)			772,526

	TOTAL COMMON STOCKS (Cost $111,223,313)			$119,852,926

		Expiration Date	Exercise Price
	WARRANT — 0.0%(c)
	LEISURE FACILITIES & SERVICES - 0.0% (c)
26,977	Minor International PCL (Thailand)	07/31/2023	$21.60	9,405
42,772	Minor International PCL (Thailand)	05/08/2023	28.00	6,545
38,762	Minor International PCL (Thailand)	02/16/2024	31.00	4,524
	TOTAL WARRANT (Cost $5,303)			20,474

	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
232,672	First American Government Obligations Fund, Class X, 4.13% (Cost $232,672)(d)			232,672

	TOTAL INVESTMENTS - 100.3% (Cost $112,322,986)			$120,728,282
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%			(304,053)
	NET ASSETS - 100.0%			$120,424,229

ADR	- American Depositary Receipt

LTD	- Limited Company

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

PT	- Perseroan Terbatas

S/A	- Société Anonyme

USB	US Bank

(a)	Non-income producing security.

(b)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.00% of net assets. The total value of these securities are $0.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven day effective yield as of January 31, 2023.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.7%
	ASSET MANAGEMENT - 0.2%
11,931	Investor A.B.	$231,816

	AUTOMOTIVE - 7.5%
5,000	Aisin Seiki Company Ltd.	145,908
23,857	Bayerische Motoren Werke A.G.	2,430,017
10,835	Continental A.G.	760,729
4,244	Hyundai Mobis Company Ltd.	708,925
5,604	Hyundai Motor Company	379,456
1,761	Kia Motors Corporation	95,848
17,169	Mercedes-Benz Group A.G.	1,277,492
77,900	Nissan Motor Company Ltd.	279,948
99,253	Stellantis N.V.	1,560,241
26,400	Subaru Corporation	433,885
37,700	Sumitomo Electric Industries Ltd.	453,104
11,130	Volkswagen A.G.	1,543,520
		10,069,073
	BANKING - 12.5%
167,000	Agricultural Bank of China Ltd., H Shares	60,114
1,559,658	Akbank T.A.S.	1,412,848
30,481	Banco Bilbao Vizcaya Argentaria S.A.	215,296
83,934	Banco Santander S.A.	293,324
43,009	Bank Leumi Le-Israel BM	380,071
279,200	Bank of Beijing Company Ltd., Class A	175,920
22,068	Bank of China Ltd. - ADR	209,425
3,575,000	Bank of China Ltd., H Shares	1,360,998
540,300	Bank of Communications Company Ltd.	388,459
1,150,000	Bank of Communications Company Ltd., H Shares	710,878
453,900	Bank of Shanghai Company Ltd., Class A	403,121
31,712	BNK Financial Group, Inc.	182,763
5,821	BNP Paribas S.A.	399,769
864,000	China Construction Bank Corporation, H Shares	559,309
350,500	China Minsheng Banking Corp Ltd., H Shares	131,055
117,900	China Zheshang Bank Company Ltd.(b)	51,753

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	BANKING - 12.5% (Continued)
272,000	Chongqing Rural Commercial Bank Company Ltd., H Shares	$98,268
27,662	Commercial International Bank Egypt S.A.E - ADR	44,702
694,354	Haci Omer Sabanci Holding A/S	1,443,865
10,225	Hana Financial Group, Inc.	405,809
83,660	Industrial & Commercial Bank of China Ltd. - ADR	893,489
1,449,000	Industrial & Commercial Bank of China Ltd., H Shares	775,167
55,600	Industrial Bank Company Ltd.	145,570
12,641	KB Financial Group, Inc.	575,511
449,900	Mebuki Financial Group, Inc.	1,172,150
22,772	Nordea Bank Abp	266,440
121,567	Quinenco S.A.	422,956
775,890	Sberbank of Russia PJSC - ADR(a),(b)	—
2,831	Shinhan Financial Group Company Ltd.	95,634
36,156	Skandinaviska Enskilda Banken A.B.	437,646
58,951	Svenska Handelsbanken A.B., A Shares	614,669
6,000	Swedbank A.B., A Shares	115,405
529,219	Turkiye Garanti Bankasi A/S	678,578
119,320	Turkiye Is Bankasi A/S	69,191
21,414	UniCredit SpA	418,211
1,284,860,000	VTB Bank PJSC(a),(b)	—
2,410,939	Yapi ve Kredi Bankasi A/S	1,168,855
		16,777,219
	BEVERAGES - 0.1%
1,857	Anheuser-Busch InBev S.A./NV - ADR	111,959

	BIOTECH & PHARMA - 7.5%
12,451	Bayer A.G.	774,958
58,236	GSK plc - ADR	2,053,401
22,561	Novartis A.G. - ADR	2,044,478
6,834	Novartis A.G.	617,876
2,500	Otsuka Holdings Company Ltd.	80,218
14,376	Roche Holding A.G.	4,487,908

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	BIOTECH & PHARMA - 7.5% (Continued)
19,700	Shandong Buchang Pharmaceuticals Company Ltd.	$56,071
		10,114,910
	CHEMICALS - 2.6%
16,656	Evonik Industries A.G.	370,213
8,100	Kaneka Corporation	212,705
82,016	Lianhe Chemical Technology Company Ltd.	213,488
31,500	Mitsubishi Chemical Group Corporation	176,797
3,200	Nitto Denko Corporation	206,883
10,128	PhosAgro PJSC(a),(b)	—
14,171	Sasol Ltd.	257,516
6,800	Shin-Etsu Chemical Company Ltd.	1,002,685
72,200	Toray Industries, Inc.	443,693
6,700	Tosoh Corporation	87,677
23,289	Yara International ASA - ADR	515,921
		3,487,578
	COMMERCIAL SUPPORT SERVICES - 0.6%
12,994	Randstad N.V.	832,837

	CONSTRUCTION MATERIALS - 0.0%(c)
1,100	AGC, Inc.	40,538
0	Turkiye Sise ve Cam Fabrikalari A/S	1
		40,539
	DIVERSIFIED INDUSTRIALS - 0.6%
18,900	Mitsubishi Heavy Industries Ltd.	741,222

	ELECTRIC UTILITIES - 0.6%
1,075	CEZ A/S	43,653
15,700	Chubu Electric Power Company, Inc.	169,141
19,994	Engie S.A.	283,892
52,622	Origin Energy Ltd.	279,407
		776,093
	ELECTRICAL EQUIPMENT - 1.3%
27,498	ABB Ltd.	957,392
12,986	Kone OYJ, Class B	708,157

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	ELECTRICAL EQUIPMENT - 1.3% (Continued)
7,600	Mitsubishi Electric Corporation	$83,775
		1,749,324
	ENGINEERING & CONSTRUCTION - 1.4%
1,198,200	China State Construction Engineering Corp Ltd.	985,115
1	Enka Insaat ve Sanayi A/S	1
1,666,800	Metallurgical Corp of China Ltd., Class A	833,958
		1,819,074
	FOOD - 0.3%
741,000	WH Group Ltd.	456,396

	HOME & OFFICE PRODUCTS - 0.0%(c)
1	Arcelik A/S	6

	INDUSTRIAL INTERMEDIATE PROD - 0.0%(c)
51,000	China International Marine Containers Group	55,028

	INDUSTRIAL SUPPORT SERVICES - 0.2%
13,200	Sumitomo Corporation	236,988

	INSTITUTIONAL FINANCIAL SERVICES - 1.8%
3,396	Deutsche Boerse A.G.	607,646
254,000	Haitong Securities Company Ltd.	175,231
110,420	Mirae Asset Daewoo Company Ltd.	331,058
329,400	Nomura Holdings, Inc.	1,314,853
		2,428,788
	INSURANCE - 7.6%
231,585	China Life Insurance Company Ltd., H Shares	426,333
5,700	COFCO Capital Holdings Company Ltd.	6,365
6,500	Dai-ichi Life Holdings, Inc.	152,540
7,097	Hyundai Marine & Fire Insurance Company Ltd.	178,501
74,000	Japan Post Holdings Company Ltd.	649,815
50,800	MS&AD Insurance Group Holdings, Inc.	1,629,682
4,367	Muenchener Rueckversicherungs-Gesellschaft A.G. in	1,577,284
22,464	NN Group N.V.	975,950

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	INSURANCE - 7.6% (Continued)
1,360,200	People’s Insurance Company Group of China Ltd.	$1,039,607
2,312,000	People’s Insurance Company Group of China Ltd., H Shares	779,503
3,712	Samsung Fire & Marine Insurance Company Ltd.	611,454
3,206	Samsung Fire & Marine Insurance Company Ltd. - Pfd.	405,291
28,200	Sompo Holdings, Inc.	1,214,230
5,130	Swiss Re A.G.	537,185
		10,183,740
	LEISURE FACILITIES & SERVICES - 0.5%
727,500	Fosun International Ltd.	675,505

	MACHINERY - 1.8%
1,374	Accelleron Industries A.G.,(b)	32,454
4,000	Keyence Corporation	1,841,858
29,300	Yokogawa Electric Corporation	514,603
		2,388,915
	MEDICAL EQUIPMENT & DEVICES - 0.5%
2,800	Hoya Corporation	307,985
6,700	Shimadzu Corporation	205,941
13,130	Smith & Nephew plc	181,323
		695,249
	METALS & MINING - 7.7%
8,021	Anglo American plc - ADR	172,853
33,742	Anglo American PLC	1,455,250
213,900	China Shenhua Energy Company Ltd.	901,471
16,500	China Shenhua Energy Company Ltd., H Shares	51,363
133,302	Glencore plc	892,674
170,800	Jiangxi Copper Company Ltd.	494,473
150,518	Jiangxi Copper Company Ltd.	435,756
306,600	Jinneng Holding Shanxi Coal Industry Company Ltd.	585,145
3,785	MMC Norilsk Nickel PJSC(a),(b)	—
16,735	Rio Tinto Ltd.	1,501,788
4,296	Rio Tinto plc	336,369
27,277	Rio Tinto plc - ADR	2,164,430
27,683	South32 Ltd.	88,835

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	METALS & MINING - 7.7% (Continued)
1,900	Sumitomo Metal Mining Company Ltd.	$77,162
60,260	Vale S.A. - ADR	1,125,657
		10,283,226
	OIL & GAS PRODUCERS - 16.2%
1,615	Aker BP ASA	49,201
92,846	BP plc - ADR	3,363,810
115,255	BP plc	696,143
991,900	China Petroleum & Chemical Corporation	665,488
1,294,000	China Petroleum & Chemical Corporation, H Shares	698,783
3,353	Ecopetrol S.A. - ADR	38,191
17,700	ENEOS Holdings, Inc.	63,383
25,103	Eni SpA - ADR	775,683
13,665	Eni SpA	210,266
2,334	Equinor ASA - ADR	71,024
6,389	Equinor ASA	194,737
87,530	Gazprom PJSC - ADR(a),(b)	—
247,390	Gazprom PJSC(a),(b)	—
330,596	Guanghui Energy Company Ltd.	502,641
58,300	Idemitsu Kosan Company Ltd.	1,457,847
37,200	Inpex Corporation	408,863
486,725	KOC Holding A/S	1,983,955
24,250	LUKOIL PJSC(a),(b)	—
9,813	MOL Hungarian Oil & Gas plc	73,378
22,511	Motor Oil Hellas Corinth Refineries S.A.	550,081
9,000	OMV A.G.	450,781
2,085,400	PetroChina Company Ltd.	1,604,065
1,184,100	PetroChina Company Ltd., H Shares	633,491
126,800	Petroleo Brasileiro S.A.	736,727
334,600	Petroleo Brasileiro S.A.-PR	1,725,870
21,279	Petroleo Brasileiro S.A. - ADR	246,836
3,417	Petroleo Brasileiro S.A.-A - ADR	35,263
62,521	Polski Koncern Naftowy ORLEN S.A.	939,367
13,600	PTT Exploration & Production PCL	71,389
9,462	Repsol S.A.	155,420

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	OIL & GAS PRODUCERS - 16.2% (Continued)
117,940	Rosneft Oil Company PJSC(a),(b)	$—
47,944	Shell plc	1,406,013
6,830	Tatneft PJSC(a),(b)	—
32,242	TotalEnergies S.E.	1,993,088
		21,801,784
	OIL & GAS SERVICES & EQUIPMENT - 0.9%
1,256,700	CNOOC Energy Technology & Services Ltd.	595,983
2,292,000	Sinopec Oilfield Service Corporation-H(b)	178,644
1,411,200	Sinopec Oilfield Service Corporation-A(b)	450,509
		1,225,136
	RETAIL - CONSUMER STAPLES - 1.6%
9,055	Carrefour S.A.	172,223
66,193	Cencosud S.A.	118,891
40,756	CK Hutchison Holdings Ltd. - ADR	257,027
62,866	Woolworths Group Ltd.	1,606,732
		2,154,873
	RETAIL - DISCRETIONARY - 0.7%
16,800	Jardine Matheson Holdings Ltd.	890,736

	SEMICONDUCTORS - 5.9%
5,524	ASML Holding N.V.	3,654,688
1,400	ASML Holding N.V. - ADR	925,176
16,000	Novatek Microelectronics Corporation	190,266
4,157	SK Hynix, Inc.	300,436
55,000	Taiwan Semiconductor Manufacturing Company Ltd.	969,250
17,758	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,646,699
		7,686,515
	SOFTWARE - 0.6%
6,857	SAP S.E.	812,773

	SPECIALTY FINANCE - 1.0%
49,600	ORIX Corporation	872,297
20,481	Samsung Card Company Ltd.	504,516
		1,376,813

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	STEEL - 1.7%
30,573	ArcelorMittal S.A.	$948,399
268,000	Maanshan Iron & Steel Company Ltd.-H	65,441
680,700	Maanshan Iron & Steel Company Ltd.-A	297,956
45,500	Nippon Steel Corporation	947,267
		2,259,063
	TECHNOLOGY HARDWARE - 2.6%
10,100	Brother Industries Ltd.	156,909
12,000	Canon, Inc.	266,363
103,000	Chicony Electronics Company Ltd.	298,299
5,400	FUJIFILM Holdings Corporation	285,834
2,200	Kyocera Corporation	114,185
32,015	Nokia OYJ	151,789
35,476	Nokia OYJ - ADR	168,866
25,050	Samsung Electronics Company Ltd.	1,246,512
19,632	Samsung Electronics Company Ltd.-Pref	880,097
		3,568,854
	TECHNOLOGY SERVICES - 1.3%
7,000	Fujitsu Ltd.	996,862
13,825	RELX plc - ADR	410,741
3,279	Wolters Kluwer N.V.	357,462
		1,765,065
	TELECOMMUNICATIONS - 4.9%
1,162,200	China United Network Communications Ltd.	901,546
137,923	Deutsche Telekom A.G.	3,072,545
15,625	Proximus S.A.DP	160,100
42,446	Tele2 A.B., B Shares	366,543
154,974	Telefonica S.A.	588,708
57,706	Telenor ASA	604,170
344,559	Telia Company A.B.	889,767
		6,583,379
	TOBACCO & CANNABIS - 0.1%
2,681	British American Tobacco plc - ADR	103,192

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	TRANSPORTATION & LOGISTICS - 4.9%
34	AP Moller - Maersk A/S - Series B	$73,964
211	AP Moller - Maersk A/S - Series A	449,655
102,500	China Merchants Energy Shipping Company Ltd.	97,291
3,536	Deutsche Post A.G.	152,238
56,800	Evergreen Marine Corp Taiwan Ltd.	289,781
20,000	Mitsui OSK Lines Ltd.	496,478
8,500	Nippon Express Holdings Company Ltd.	493,381
21,300	Nippon Yusen KK	506,808
2,374,600	TangShan Port Group Company Ltd.	1,003,453
417,526	Turk Hava Yollari AO(b)	3,060,440
		6,623,489
	WHOLESALE - CONSUMER STAPLES - 0.3%
29,500	Marubeni Corporation	361,998

	WHOLESALE - DISCRETIONARY - 0.7%
21,700	Toyota Tsusho Corporation	919,016

	TOTAL COMMON STOCKS (Cost $128,431,726)	132,288,171

	EXCHANGE-TRADED FUNDS — 0.9%
	EQUITY - 0.9%
13,599	Global X MSCI Argentina ETF	552,527
7,553	iShares MSCI EAFE ETF	540,417
3,411	iShares MSCI Eurozone ETF	151,244
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,005,909)	1,244,188

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.1%
	MONEY MARKET FUNDS - 0.1%
151,493	Fidelity Government Portfolio, CLASS I, 4.17% (Cost $151,493)(d)	$151,493

	TOTAL INVESTMENTS - 99.7% (Cost $129,589,128)	$133,683,852
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	357,027
	NET ASSETS - 100.0%	$134,040,879

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

S/A	- Société Anonyme

TAS	- Turkish Accounting Standards

(a)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.00% of net assets. The total value of these securities are $0.

(b)	Non-income producing security.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven day effective yield as of January 31, 2023.

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS 60.1%
	COMMODITY - 4.9%
70,267	iShares GSCI Commodity Dynamic			$1,982,935

	EQUITY - 45.1%
15,917	iShares Currency Hedged MSCI Germany ETF			481,489
43,843	SPDR S&P 500 ETF Trust			17,821,302
				18,302,791
	FIXED INCOME - 10.1%
53,863	iShares iBoxx $ High Yield Corporate Bond ETF			4,111,363

	TOTAL EXCHANGE-TRADED FUNDS (Cost $22,112,683)			24,397,089

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES 30.2%
	U.S. TREASURY BILLS 30.2%
7,919,000	United States Treasury Bill(a)	4.47	05/18/23	7,813,811
4,528,000	United States Treasury Bill(a)	4.47	06/15/23	4,452,058
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $12,266,841)			12,265,869

Shares
	SHORT-TERM INVESTMENTS 9.7%
	MONEY MARKET FUNDS - 9.7%
3,960,700	Morgan Stanley Institutional Liquidity Fund, Institutional Class, 4.14% (Cost $3,960,700)(b)			3,960,700

	TOTAL INVESTMENTS - 100.0% (Cost $38,340,224)			$40,623,658
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%			1,569
	NET ASSETS - 100.0%			$40,625,227

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of January 31, 2023.

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares					Fair Value
	COMMON STOCK —0.0% (a)
	TELECOMMUNICATION - 0.0%(a)
10,000	NII Holdings, Inc. 144A(b),(c)				$5,700

	TOTAL COMMON STOCK (Cost $57,730)				5,700

Shares			Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS —0.8%

	REAL ESTATE SERVICES — 0.8%
2,000	UIRC-GSA International, LLC 144A(c)		–		1,980,000

	TOTAL PREFERRED STOCKS (Cost $2,000,000)				1,980,000

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.7%
	ASSET MANAGEMENT —1.5%
1,255,000	Blackstone Secured Lending Fund		3.6250	01/15/26	1,169,573
2,780,000	PennantPark Investment Corporation		4.0000	11/01/26	2,380,811
					3,550,384
	AUTOMOTIVE — 1.6%
1,885,000	Ford Motor Credit Company, LLC		3.3700	11/17/23	1,852,489
2,065,000	Hyundai Capital America(c)		1.0000	09/17/24	1,928,644
					3,781,133
	BANKING —16.0%
2,510,000	Bank of America Corporation(d)	SOFRRATE + 0.670%	1.8430	02/04/25	2,422,567
7,265,000	BPCE S.A.(c),(d)	SOFRRATE + 2.100%	5.9750	01/18/27	7,352,923
1,210,000	Danske Bank A/S(c),(d)	H15T1Y + 2.100%	6.4660	01/09/26	1,227,874
3,545,000	HSBC Holdings plc(e)	SOFRRATE + 1.430%	5.6500	03/10/26	3,542,424
2,005,000	JPMorgan Chase & Company(e)	ICE LIBOR USD 3 Month + 0.550%	4.9900	02/01/27	1,869,752
3,505,000	KeyCorp Capital II(f)		6.8750	03/17/29	3,648,924
3,550,000	NatWest Group plc(d),(f)	H15T1Y + 2.850%	7.4720	11/10/26	3,754,380
4,110,000	Societe Generale S.A.(c)		7.3670	01/10/53	4,438,929

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 49.7% (Continued)
	BANKING —16.0% (Continued)
4,735,000	Synchrony Bank		5.4000	08/22/25	$4,715,718
5,145,000	Wells Fargo & Company(d),(e)	US0003M + 0.500%	5.2920	01/15/27	4,864,761
795,000	Wells Fargo & Company		5.9500	12/01/86	835,434
					38,673,686
	CHEMICALS —2.1%
4,970,000	Celanese US Holdings, LLC		5.9000	07/05/24	4,998,395

	CONSUMER SERVICES —1.8%
2,300,000	Grand Canyon University		4.1250	10/01/24	2,190,750
2,300,000	Grand Canyon University		5.1250	10/01/28	2,182,907
					4,373,657
	ELECTRIC UTILITIES — 4.3%
3,310,000	American Electric Power Company, Inc.		2.0310	03/15/24	3,198,481
2,785,000	Pacific Gas and Electric Company		1.7000	11/15/23	2,713,062
4,397,000	Vistra Operations Company, LLC(c)		4.8750	05/13/24	4,345,071
					10,256,614
	ENTERTAINMENT CONTENT — 1.5%
3,545,000	Magallanes, Inc.(c),(e)	SOFRINDX + 1.780%	6.0750	03/15/24	3,556,275

	FOOD —3.1%
7,250,000	JBS USA LUX S.A. / JBS USA Food Company / JBS USA(c)		6.5000	12/01/52	7,386,671

	INSTITUTIONAL FINANCIAL SERVICES — 5.0%
3,515,000	Credit Suisse Group A.G.(c),(d)	SOFRRATE + 3.340%	6.3730	07/15/26	3,412,382
1,825,000	Credit Suisse Group A.G.(c),(d)	SOFRRATE + 3.920%	6.5370	08/12/33	1,747,023
3,825,000	Credit Suisse Group A.G.(c),(d)	USSW5 + 4.598%	7.5000	06/11/70	3,643,301
1,155,000	Goldman Sachs Capital I		6.3450	02/15/34	1,242,654
2,050,000	Goldman Sachs Group, Inc. (The)(e)	SOFRRATE + 0.490%	4.7940	10/21/24	2,040,994
					12,086,354
	INSURANCE —2.3%
2,155,000	Mutual of Omaha Insurance Company(c),(d)	ICE LIBOR USD 3 Month + 2.640%	4.2970	07/15/54	2,067,947

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 49.7% (Continued)
	INSURANCE —2.3% (Continued)
2,285,000	Ohio National Financial Services, Inc.(c)		5.8000	01/24/30	$2,173,755
1,000,000	Pacific Life Insurance Company(c)		9.2500	06/15/39	1,387,413
					5,629,115
	LEISURE FACILITIES & SERVICES — 0.7%
1,600,000	Mohegan Tribal Gaming Authority(c)		13.2500	12/15/27	1,691,888

	METALS & MINING — 0.4%
1,110,000	Freeport-McMoRan, Inc.		4.1250	03/01/28	1,054,039

	OIL & GAS PRODUCERS —5.0%
2,135,000	Earthstone Energy Holdings, LLC(c),(f)		8.0000	04/15/27	2,084,571
2,525,000	EnergeanIsrael Finance Ltd.		5.8750	03/30/31	2,288,281
1,000,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(c)		6.0000	04/15/30	930,855
2,485,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(c),(f)		6.2500	04/15/32	2,296,481
845,000	Rockcliff Energy II, LLC(c),(f)		5.5000	10/15/29	805,113
2,230,000	Saudi Arabian Oil Company(c)		1.2500	11/24/23	2,160,665
1,725,000	Tullow Oil plc(c)		10.2500	05/15/26	1,490,107
					12,056,073
	OIL & GAS SERVICES & EQUIPMENT —0.4%
1,056,798	Transocean Sentry Ltd.(c)		5.3750	05/15/23	1,049,532

	SPECIALTY FINANCE — 2.9%
5,150,000	AerCap Ireland Capital DAC / AerCap Global		1.1500	10/29/23	4,998,794
1,195,000	Antares Holdings, L.P.(c)		6.0000	08/15/23	1,191,971
1,335,000	Finance of America Funding, LLC(c)		7.8750	11/15/25	822,054
					7,012,819
	TELECOMMUNICATIONS —1.1%
2,250,000	HC2 Holdings, Inc.(c)		8.5000	02/01/26	1,701,489
930,000	Sprint Spectrum Company, LLC / Sprint Spectrum(c)		5.1520	03/20/28	927,907
					2,629,396
	TOTAL CORPORATE BONDS (Cost $123,500,470)				119,786,031

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 1.2%
	FOOD —0.8%
1,975,000	Del Monte Foods, Inc.(e)	SOFRRATE - –%	5.5000	02/15/29	$1,963,475

	LEISURE FACILITIES & SERVICES — 0.4%
1,900,000	Lucky Bucks, LLC(e)	US0001M - –%	6.2500	07/20/27	980,201

	TOTAL TERM LOANS (Cost $3,823,582)				2,943,676

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 35.5%
	U.S. TREASURY BILLS —31.2%
24,270,000	United States Treasury Bill(g)		–	02/23/23	24,204,160
29,305,000	United States Treasury Bill		–	03/23/23	29,123,380
9,775,000	United States Treasury Bill(g)		–	04/20/23	9,679,151
4,750,000	United States Treasury Note		3.5000	01/31/28	4,720,684
3,580,000	United States Treasury Note		3.5000	01/31/30	3,560,422
4,515,000	United States Treasury Note		3.0000	08/15/52	3,965,087
					75,252,884
	UNITED STATES TREASURY NOTES —4.3%
9,835,000	United States Treasury Note		4.1250	11/15/32	10,319,066

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $85,303,666)				85,571,950

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 20.8%
	COLLATERAL FOR SECURITIES LOANED - 2.9%
6,971,223	Mount Vernon Liquid Assets Portfolio, LLC, 4.54% (Cost $6,971,223)(h)(j)			$6,971,223

	MONEY MARKET FUND - 17.9%
43,218,142	First American Government Obligations Fund, Class X, 4.13% (Cost $43,218,142)(h)			43,218,142

	TOTAL SHORT-TERM INVESTMENTS (Cost$50,189,365)			50,189,365

	TOTAL INVESTMENTS - 108.0% (Cost $264,874,813)			$260,476,722
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.0)%			(19,328,382)
	NET ASSETS - 100.0%			$241,148,340

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(i)	Value and Unrealized Depreciation
77	CBOT 10 Year US Treasury Note	03/22/2023	$8,817,732	$(110,464)
59	CBOT 5 Year US Treasury Note	03/31/2023	6,445,278	(53,766)
24	CBOT US Long Bond Future	03/22/2023	3,117,000	(85,593)
79	CME Ultra Long Term US Treasury Bond Future	03/22/2023	11,198,250	(471,609)
118	Ultra 10-Year US Treasury Note Futures	03/22/2023	14,301,954	(259,954)
	TOTAL FUTURES CONTRACTS			$(981,386)

CREDIT DEFAULT SWAP AGREEMENTS
Description and Payment Frequency	Payment Frequency	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spred	Maturity Date	Notional Value	Fair Value(m)	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY SERIES 39	To Buy Monthly	HSBC Securities	5.00%	428.12	12/20/2027	$17,000,000	(449,922)	638,230	(1,088,152)
CDX.NA.IG SERIES 39	To Buy Monthly	HSBC Securities	1.00%	71.38	12/20/2027	41,000,000	(507,278)	($1,705)	(455,573)
DARDEN RESTAURANTS INC	To Buy Monthly	Barclays	1.00%	—	6/20/2027	7,000,000	(112,692)	(20,423)	(92,269)
DR HORTON INC	To Buy Monthly	Barclays	1.00%	—	12/20/2027	3,500,000	(39,035)	66,323	(105,358)
UNITED STATES STEEL CORP VERIZON	To Buy Monthly	Barclays	5.00%	—	12/20/2027	2,800,000	(80,093)	(76,953)	(3,140)
COMMUNICATIONS INC	To Buy Monthly	Barclays	1.00%	—	6/20/2027	7,000,000	36,943	3,675	33,268
TOTAL							$(1,152,077)	$559,147	$(1,711,224)

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

TOTAL RETURN SWAPS
Description	Frequency	Counterparty	Notional Value	Variable Rate Premium Paid	Premium Paid	Maturity Date	Unrealized Depreciation
Markit I Boxx US Dollar Liquid High Yield Index	At Maturity	Barclays	$14,000,000	1D S0FRRATE	$53,919	12/20/2022	$ (268,129)

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

S/A	- Société Anonyme

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRINDX	SOFR Secured Overnight Financing Rate Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

USSW5	USD SWAP SEMI 30/360 5YR

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023 the total market value of 144A securities is 63,806,541 or 26.5% of net assets.

(d)	Variable rate security; the rate shown represents the rate on January 31, 2023.

(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(f)	All or a portion of these securities are on loan. Total loaned securities had a value of $6,847,055 at January 31, 2023.

(g)	Zero coupon bond.

(h)	Rate disclosed is the seven day effective yield as of January 31, 2023.

(i)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(j)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	CLOSED END FUND — 3.8%
	EQUITY - 3.8%
2,468,782	Altaba, Inc.	$8,023,542

	TOTAL CLOSED END FUND(Cost $22,837,384)	8,023,542

Shares		Fair Value
	COMMON STOCKS — 85.9%
	AEROSPACE & DEFENSE - 4.8%
76,972	972 Aerojet Rocketdyne Holdings, Inc.(a)	4,304,274
43,432	432 HEICO Corporation, Class A	5,805,990
		10,110,264
	ASSET MANAGEMENT - 0.0%(b)
469,792	9,792 Pershing Square Tontine Holdings Ltd.(a)	46,979

	BANKING - 4.0%
135,815	5,815 First Horizon Corporation	3,358,705
284,478	4,478 Umpqua Holdings Corporation	5,177,500
		8,536,205
	BIOTECH & PHARMA - 2.0%
38,755	755 Horizon Therapeutics plc(a)	4,252,199

	CABLE & SATELLITE - 13.2%
124,540	4,540 Liberty Broadband Corporation - Series C(a)	11,181,201
450,785	0,785 Liberty Global plc, Class A(a)	9,777,527
234,659	4,659 Shaw Communications, Inc., Class B	6,984,319
		27,943,047
	ELECTRIC UTILITIES - 5.3%
228,633	8,633 PNM Resources, Inc.	11,312,761

	ENTERTAINMENT CONTENT - 9.9%
210,500	0,500 Activision Blizzard, Inc.	16,117,984
146,513	6,513 Fox Corporation - Class B, CLASS B	4,644,462
		20,762,446

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 85.9% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 4.4%
434,036	Resolute Forest Products, Inc.(a)	$9,422,922

	INSTITUTIONAL FINANCIAL SERVICES - 4.2%
229,788	Cowen, Inc., Class A(c)	8,934,158

	MACHINERY - 1.5%
67,616	Evoqua Water Technologies Corporation(a)	3,280,052

	MEDICAL EQUIPMENT & DEVICES - 0.0%(b)
34,956	ABIOMED, Inc. - CVR(a)	61,173

	OIL & GAS PRODUCERS - 0.0%(b)
84,102	Columbia Pipeline Group, Inc.(a)	—

	PUBLISHING & BROADCASTING - 5.9%
42,533	Liberty Media Corp-Liberty Formula One - Series A(a)	2,708,501
487,538	TEGNA, Inc.	9,716,632
		12,425,133
	RETAIL - CONSUMER STAPLES - 3.0%
303,600	Albertsons Companies, Inc., Class A	6,436,320

	RETAIL - DISCRETIONARY - 0.3%
73,705	Sportsman’s Warehouse Holdings, Inc.(a)	695,038

	RETAIL REIT - 4.2%
277,182	STORE Capital Corporation	8,928,031

	SEMICONDUCTORS - 5.7%
133,696	Silicon Motion Technology Corporation - ADR	8,569,914
85,976	Tower Semiconductor Ltd.(a)	3,592,936
		12,162,850
	SOFTWARE - 13.9%
230,095	1Life Healthcare, Inc.(a),(c)	3,679,219
138,044	Black Knight, Inc.(a)	8,364,086

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares				Fair Value
	COMMON STOCKS — 85.9% (Continued)
	SOFTWARE - 13.9% (Continued)
14,100	Coupa Software, Inc.(a)			$1,126,872
150,746	ForgeRock, Inc.(a),(c)			2,993,816
233,253	Signify Health, Inc.(a),(c)			6,638,380
53,889	VMware, Inc., Class A(a)			6,599,786
				29,402,159
	TELECOMMUNICATIONS - 0.0%(b)
205,893	NII Holdings, Inc. 144A(a),(d), (i)			72,063

	TRANSPORTATION & LOGISTICS - 0.0%(b)
1,025	American Airlines Group, Inc.(a)			16,544

	WHOLESALE - DISCRETIONARY - 3.6%
182,940	IAA, Inc.(a),(c)			7,634,086

	TOTAL COMMON STOCKS (Cost $183,853,102)			182,434,430

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(b)
	NON-LISTED RIGHT - 0.0% (b)
51,066	Zogenix, Inc. CVR (i)	12/31/2023	$20	63,833

	TOTAL RIGHT (Cost $28,086)			63,833

	SHORT-TERM INVESTMENTS — 14.6%
	COLLATERAL FOR SECURITIES LOANED - 5.6%
11,958,665	Mount Vernon Liquid Assets Portfolio, LLC, , 4.49% (Cost $11,958,665)(e)(h)			11,958,665

	MONEY MARKET FUND - 9.0%
19,084,638	Fidelity Government Portfolio, CLASS I, 4.17% (Cost $19,084,638)(e)			19,084,638

	TOTAL SHORT-TERM INVESTMENTS (Cost$31,043,303)			31,043,303

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares						Fair Value

	TOTAL INVESTMENTS - 104.3% (Cost $237,761,875)					$221,565,108
	SECURITIES SOLD SHORT - (24.8)% (Proceeds - $50,249,544)					(52,617,393)
	CALL OPTIONS WRITTEN - (0.9)% (Proceeds - $1,800,368)					(1,872,795)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 21.4%					45,440,896
	NET ASSETS - 100.0%					$212,515,816

Contracts(f)
		Broker/	Expiration	Exercise	Notional
		Counterparty	Date	Price	Value	Fair Value
	WRITTEN EQUITY OPTIONS - (0.9)%
	CALL OPTIONS WRITTEN- (0.9)%
560	Activision Blizzard, Inc.	MS	01/19/2024	$78	$4,287,920	$562,800
3,036	Albertsons Companies, Inc.	MS	07/21/2023	21	6,436,320	343,068
965	Black Knight, Inc.	MS	04/21/2023	60	5,846,935	767,175
174	VMware, Inc.	MS	01/19/2024	120	2,130,978	199,752
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $1,800,368)					1,872,795

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $1,800,368)					$1,872,795

ADR	American Depositary Receipt

LLC	Limited Liability Company

LTD	Limited Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

MS	Morgan Stanley

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $11,754,920 at January 31, 2023.

(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023 the total market value of 144A securities is 72,063 or 0.0% of net assets.

(e)	Rate disclosed is the seven day effective yield as of January 31, 2023.

(f)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(h)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(i)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 3.84% of net assets. The total value of these securities is $8,154,438.

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — (24.8)%
	AEROSPACE & DEFENSE - (2.8)%
(35,017)	HEICO Corporation	$(5,986,156)

	BANKING - (2.4)%
(169,493)	Columbia Banking System, Inc.	(5,239,029)
(3)	New York Community Bancorp, Inc.	(30)
		(5,239,059)
	CABLE & SATELLITE - (10.0)%
(30,016)	Charter Communications, Inc., Class A	(11,535,450)
(426,272)	Liberty Global plc - Series C	(9,527,179)
		(21,062,629)
	ENTERTAINMENT CONTENT - (2.2)%
(137,015)	Fox Corporation, Class A	(4,650,289)

	INDUSTRIAL SUPPORT SERVICES - (2.7)%
(96,082)	Ritchie Bros Auctioneers, Inc.	(5,810,080)

	MACHINERY - (1.5)%
(32,456)	Xylem, Inc.	(3,375,748)

	PUBLISHING & BROADCASTING - (1.4)%
(38,018)	Liberty Media Corp-Liberty Formula One - Series C	(2,691,674)

	SEMICONDUCTORS - (1.8)%
(4,535)	Broadcom, Inc.	(2,653,020)
(27,882)	MaxLinear, Inc.	(1,148,738)
		(3,801,758)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $50,249,544)	$(52,617,393)

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023 (Unaudited) (Continued)

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
Canadian Dollar	02/01/2023	JP Morgan	1,633,298	$1,227,600	$7,064
Canadian Dollar	02/07/2023	JP Morgan	4,750,246	3,570,430	60,802
				$4,798,030	$67,866

To Sell:
Canadian Dollar	02/01/2023	JP Morgan	16,238	$12,205	$(18)
Canadian Dollar	02/07/2023	JP Morgan	14,253,937	10,713,696	(151,580)
				$10,725,901	$(151,598)

Total					$(83,732)

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.0%
	ASSET MANAGEMENT - 1.7%
428,525	FTAI Infrastructure, LLC	$1,418,418

	DATA CENTER REIT - 7.6%
18,378	Digital Realty Trust, Inc.	2,106,486
5,541	Equinix, Inc.,(b)	4,089,978
		6,196,464
	FOOD - 1.4%
290,600	Cadiz, Inc.(a),(b)	1,162,400

	GAMING REITS - 1.0%
14,600	Gaming and Leisure Properties, Inc.(b)	781,976

	HEALTH CARE REIT - 1.2%
35,766	Healthpeak Properties, Inc.	982,850

	INDUSTRIAL REIT - 13.8%
55,637	Prologis, Inc.	7,192,752
46,770	Rexford Industrial Realty, Inc.	2,968,492
19,315	Terreno Realty Corporation(b)	1,244,465
		11,405,709
	INFRASTRUCTURE REIT - 15.6%
28,153	American Tower Corporation	6,289,099
25,776	Crown Castle, Inc.	3,817,683
8,971	SBA Communications Corporation, A	2,669,142
		12,775,924
	INTERNET MEDIA & SERVICES - 2.1%
15,443	Airbnb, Inc., CLASS A(a),(b)	1,715,872

	LEISURE FACILITIES & SERVICES - 5.0%
33,910	Caesars Entertainment, Inc.(a),(b)	1,765,354
41,514	MGM Resorts International (b)	1,719,095
6,331	Wynn Resorts Ltd.(a),(b)	656,145
		4,140,594

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	OFFICE REIT - 4.0%
20,531	Alexandria Real Estate Equities, Inc.(b)	$3,300,153

	REAL ESTATE INVESTMENT TRUSTS - 0.5%
12,700	Americold Realty Trust, Inc.	398,907

	REAL ESTATE OWNERS & DEVELOPERS - 2.2%
1,151,103	WeWork, Inc.(a),(b)	1,830,254

	REAL ESTATE SERVICES - 1.9%
18,000	CBRE Group, Inc., Class A(a),(b)	1,539,180

	RESIDENTIAL REIT - 14.4%
84,541	American Homes 4 Rent, Class A	2,898,911
3,098	AvalonBay Communities, Inc.	549,709
4,423	Camden Property Trust	544,958
18,425	Equity LifeStyleProperties, Inc. (b)	1,322,547
77,204	Invitation Homes, Inc.(b)	2,509,130
3,283	Mid-America Apartment Communities, Inc.	547,342
18,307	Sun Communities, Inc.	2,871,636
12,516	UDR, Inc.	533,056
		11,777,289
	SELF-STORAGE REIT - 9.4%
9,089	Extra Space Storage, Inc.(b)	1,434,517
15,056	Life Storage, Inc.(b)	1,626,650
41,025	National Storage Affiliates Trust (b)	1,673,820
9,900	Public Storage	3,012,966
		7,747,953
	SELF-STORAGE REITS - 0.8%
13,855	CubeSmart	634,420

	SPECIALTY FINANCE - 3.4%
124,330	FTAI Aviation Ltd.	2,780,019

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	SPECIALTY REITS - 3.6%
18,300	Iron Mountain, Inc.(b)	$998,814
111,441	NewLakeCapital Partners, Inc.	1,992,565
		2,991,379
	TECHNOLOGY SERVICES - 2.2%
23,200	CoStar Group, Inc.(a),(b)	1,807,280

	TELECOMMUNICATIONS - 5.2%
281,936	DigitalBridge Group, Inc.(b)	4,172,652

	TOTAL COMMON STOCKS (Cost $74,569,766)	79,559,693

Shares		Fair Value
	REITS — 2.5%
	REITS - 2.5%
59,228	VICI Properties, Inc.(b)	2,024,413

	TOTAL REITS (Cost$1,961,879)	2,024,413

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 34.4%
	COLLATERAL FOR SECURITIES LOANED - 33.9%
27,797,463	Mount Vernon Liquid Assets Portfolio, LLC, 4.54% (Cost $27,797,463)(c)	27,797,463

	MONEY MARKET FUND - 0.5%
428,577	Fidelity Government Portfolio, CLASS I, 4.17% (Cost $428,577)(c)	428,577

	TOTAL SHORT-TERM INVESTMENTS (Cost$28,226,040)	28,226,040

	TOTAL INVESTMENTS - 133.9% (Cost $104,757,685)	$109,810,146
	LIABILITIES IN EXCESS OF OTHER ASSETS - (33.9)%	(27,780,818)
	NET ASSETS - 100.0%	$82,029,328

LLC	- Limited Liability Company

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $27,837,736 at January 31, 2023.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2022.

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.